UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor Woodland Hills, CA 93167

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2017

Item 1.    Reports to Stockholders

This filing is on behalf of five of the fifty Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2017

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semi-annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank or Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2017

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a seperate series (a “Portfolio”) in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2017 and held until June 30, 2017. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2017”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2017” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2017

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2017	Ending Account Value Using Actual Return at June 30, 2017	Expenses Paid During the Six Months Ended June 30, 2017*	Beginning Account Value at January 1, 2017	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2017	Expenses Paid During the Six Months Ended June 30, 2017*	Annualized Expense Ratio*
VCP Managed Asset Allocation SAST
Class 1#@	$1,000.00	$1,073.82	$1.44	$1,000.00	$1,023.41	$1.40	0.28%
Class 3#@	$1,000.00	$1,072.26	$2.72	$1,000.00	$1,022.17	$2.66	0.53%
American Funds Growth SAST
Class 1#@	$1,000.00	$1,149.78	$1.55	$1,000.00	$1,023.36	$1.45	0.29%
Class 3#@	$1,000.00	$1,149.05	$2.88	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Global Growth SAST
Class 1#@	$1,000.00	$1,186.55	$1.52	$1,000.00	$1,023.41	$1.40	0.28%
Class 3#@	$1,000.00	$1,183.86	$2.87	$1,000.00	$1,022.17	$2.66	0.53%
American Funds Growth-Income SAST
Class 1#@	$1,000.00	$1,097.96	$1.51	$1,000.00	$1,023.36	$1.45	0.29%
Class 3#@	$1,000.00	$1,096.40	$2.81	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Asset Allocation SAST
Class 1#@	$1,000.00	$1,080.86	$1.50	$1,000.00	$1,023.36	$1.45	0.29%
Class 3#@	$1,000.00	$1,079.39	$2.73	$1,000.00	$1,022.17	$2.66	0.53%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2017” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2017” and the “Annualized Expense Ratio” would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2017” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2017 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	115,442,550	$1,466,120,379
TOTAL INVESTMENTS (cost $1,380,893,594)@	100.0%	1,466,120,379
Other assets less liabilities	0.0	139,659

NET ASSETS	100.0%	$1,466,260,038

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,466,120,379	$—	$—	$1,466,120,379

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series ® — Growth Fund, Class 1	4,858,848	$340,508,050
TOTAL INVESTMENTS (cost $308,194,946)@	100.0%	340,508,050
Liabilities in excess of other assets	(0.0)	(13,904)

NET ASSETS	100.0%	$340,494,146

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$340,508,050	$—	$—	$340,508,050

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2017 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
International Equity Investment Companies — 100.0%
American Funds Insurance Series® — Global Growth Fund, Class 1	15,553,772	$430,683,954
TOTAL INVESTMENTS (cost $369,589,038)@	100.0%	430,683,954
Other assets less liabilities	0.0	24,700

NET ASSETS	100.0%	$430,708,654

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$430,683,954	$—	$—	$430,683,954

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — June 30, 2017 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,987,019	$272,828,452
TOTAL INVESTMENTS (cost $236,978,652)@	100.0%	272,828,452
Liabilities in excess of other assets	(0.0)	(12,538)

NET ASSETS	100.0%	$272,815,914

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$272,828,452	$—	$—	$272,828,452

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2017 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2017 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies —100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	16,698,884	$373,220,053
TOTAL INVESTMENTS (cost $343,693,578)@	100.0%	373,220,053
Liabilities in excess of other assets	(0.0)	(15,030)

NET ASSETS	100.0%	$373,205,023

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$373,220,053	$—	$—	$373,220,053

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investment at value (unaffiliated)*	$1,466,120,379	$340,508,050	$430,683,954	$272,828,452	$373,220,053

Total investments	1,466,120,379	340,508,050	430,683,954	272,828,452	373,220,053

Cash	—	—	—	1,914	4,209
Receivable for:
Fund shares sold	7,516,185	361	—	336,097	1,002,144
Investments sold	—	4,208,060	15,625,018	—	—
Prepaid expenses and other assets	7,046	6,830	6,979	6,881	6,789
Due from investment adviser for expense reimbursements/fee waivers	1,688,592	347,904	522,393	273,396	348,144

Total assets	1,475,332,202	345,071,205	446,838,344	273,446,740	374,581,339

LIABILITIES:
Payable for:
Fund shares redeemed	580	4,208,421	15,625,018	45,436	131,189
Investments purchased	7,515,605	—	—	290,661	870,955
Investment advisory and management fees	1,137,306	243,709	351,954	191,427	251,646
Service fees	299,268	71,655	92,596	56,279	73,990
Transfer agent fees	46	92	92	92	46
Trustees' fees and expenses	757	128	140	106	208
Other accrued expenses	115,370	52,987	57,761	46,825	48,282
Due to custodian	3,232	67	2,129	—	—

Total liabilities	9,072,164	4,577,059	16,129,690	630,826	1,376,316

NET ASSETS	$1,466,260,038	$340,494,146	$430,708,654	$272,815,914	$373,205,023

NET ASSETS REPRESENTED BY:
Paid-in capital	1,316,170,696	235,235,903	302,811,668	188,092,422	316,921,799
Accumulated undistributed net investment income (loss)	19,077,210	1,168,253	3,329,338	4,287,628	3,736,586
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	45,785,347	71,776,886	63,472,732	44,586,064	23,020,163
Unrealized appreciation (depreciation) on investments	85,226,785	32,313,104	61,094,916	35,849,800	29,526,475

NET ASSETS	$1,466,260,038	$340,494,146	$430,708,654	$272,815,914	$373,205,023

Class 1 (unlimited shares authorized):
Net assets	$109,221	$118,156	$113,647	$113,672	$110,199
Shares of beneficial interest issued and outstanding	7,901	8,896	8,593	8,453	7,776
Net asset value, offering and redemption price per share	$13.82	$13.28	$13.23	$13.45	$14.17

Class 3 (unlimited shares authorized):
Net assets	$1,466,150,817	$340,375,990	$430,595,007	$272,702,242	$373,094,824
Shares of beneficial interest issued and outstanding	106,257,718	25,674,659	32,618,723	20,318,701	26,378,169
Net asset value, offering and redemption price per share	$13.80	$13.26	$13.20	$13.42	$14.14

* Cost
Investment securities (unaffiliated)	$1,380,893,594	$308,194,946	$369,589,038	$236,978,652	$343,693,578

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2017 (unaudited)

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,452,205	$549,560	$533,827	$756,587	$1,124,237

Total investment income	11,452,205	549,560	533,827	756,587	1,124,237

EXPENSES:
Investment advisory and management fees	6,410,046	1,433,278	2,043,788	1,141,301	1,326,102
Service fees	1,686,722	421,413	537,708	335,540	389,897
Transfer agent fees	400	546	546	546	400
Custodian and accounting fees	4,949	4,951	4,979	4,950	4,951
Reports to shareholders	113,296	19,350	27,645	18,619	21,685
Audit and tax fees	9,801	9,802	9,802	9,802	9,802
Legal fees	8,902	6,039	6,494	5,743	5,674
Trustees' fees and expenses	15,794	4,036	4,984	3,252	3,582
Interest expense	10	—	13	—	—
Other expenses	10,038	15,700	8,292	10,891	6,917

Total expenses before fee waivers and expense reimbursements	8,259,958	1,915,115	2,644,251	1,530,644	1,769,010

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(4,683,959)	(1,011,726)	(1,505,949)	(805,624)	(936,072)

Net expenses	3,575,999	903,389	1,138,302	725,020	832,938

Net investment income (loss)	7,876,206	(353,829)	(604,475)	31,567	291,299

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	1,540,187	11,236,576	10,467,704	7,467,758	865,751
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	13,810,011	32,759,157	13,141,564	17,451,941	16,058,354

Net realized gain (loss) on investments	15,350,198	43,995,733	23,609,268	24,919,699	16,924,105

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	69,143,675	2,983,966	49,954,987	(358,657)	5,812,643

Net realized and unrealized gain (loss) on investments	84,493,873	46,979,699	73,564,255	24,561,042	22,736,748

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,370,079	$46,625,870	$72,959,780	$24,592,609	$23,028,047

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	VCPSM Managed Asset Allocation SAST Portfolio		American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,876,206	$11,201,004	$(353,829)	$1,522,081	$(604,475)	$2,515,754
Net realized gain (loss) on investments	15,350,198	30,435,149	43,995,733	42,276,793	23,609,268	44,902,002
Net unrealized gain (loss) on investments	69,143,675	29,733,181	2,983,966	(15,991,735)	49,954,987	(45,414,998)

Net increase (decrease) in net assets resulting from operations	92,370,079	71,369,334	46,625,870	27,807,139	72,959,780	2,002,758

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1#	—	—	—	—	—	—
Net investment income — Class 3	—	(7,206,779)	—	(1,016,942)	—	(7,069,789)
Net realized gain on securities — Class 1#	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	(10,153,955)	—	(83,163,468)	—	(62,319,507)

Total distributions to shareholders	—	(17,360,734)	—	(84,180,410)	—	(69,389,296)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	158,198,553	451,230,605	(27,921,644)	67,813,379	(54,093,669)	56,954,103

TOTAL INCREASE (DECREASE) IN NET ASSETS	250,568,632	505,239,205	18,704,226	11,440,108	18,866,111	(10,432,435)

NET ASSETS:
Beginning of period	1,215,691,406	710,452,201	321,789,920	310,349,812	411,842,543	422,274,978

End of period†	$1,466,260,038	$1,215,691,406	$340,494,146	$321,789,920	$430,708,654	$411,842,543

† Includes accumulated undistributed net investment income (loss)	$19,077,210	$11,201,004	$1,168,253	$1,522,082	$3,329,338	$3,933,813

*	See Note 1

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016	For the six months ended June 30, 2017 (unaudited)	For the year ended December 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$31,567	$2,944,465	$291,299	$3,414,898
Net realized gain (loss) on investments	24,919,699	34,946,693	16,924,105	7,715,548
Net unrealized gain (loss) on investments	(358,657)	(11,275,491)	5,812,643	8,768,716

Net increase (decrease) in net assets resulting from operations	24,592,609	26,615,667	23,028,047	19,899,162

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1#	—	—	—	—
Net investment income — Class 3	—	(3,568,907)	—	(4,078,481)
Net realized gain on securities — Class 1#	—	—	—	—
Net realized gain on securities — Class 3	—	(44,599,886)	—	(14,909,260)

Total distributions to shareholders	—	(48,168,793)	—	(18,987,741)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(10,549,472)	33,684,263	78,069,289	74,651,559

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,043,137	12,131,137	101,097,336	75,562,980

NET ASSETS:
Beginning of period	258,772,777	246,641,640	272,107,687	196,544,707

End of period†	$272,815,914	$258,772,777	$373,205,023	$272,107,687

† Includes accumulated undistributed net investment income (loss)	$4,287,628	$4,256,061	$3,736,586	$3,445,287

#	See Note 1

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of fifty separate investment series, five of which are included in this report: VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares of each Portfolio commenced operations effective September 26, 2016. Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
VCPSM Managed Asset Allocation SAST Portfolio	American Funds® Managed Risk Asset Allocation FundSM
American Funds® Growth SAST Portfolio	American Funds® Growth Fund
American Funds® Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds® Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds® Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The VCPSM Managed Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downside protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Asset Allocation FundSM (“the Master Managed Risk Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds® Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds® Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a

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portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The American Funds® Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds® Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of June 30, 2017, is reported on a schedule following the portfolio of investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“AFIS”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by U.S. accounting principles. The net asset value of each share class of each AFIS fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015 or expected to be taken in each Portfolio’s 2016 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

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New Accounting Pronouncement:    In October 2016, the SEC adopted amendments to rules under the 1940 Act (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2016
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$ 11,201,004	$30,435,149	$16,083,110	$7,206,779	$10,153,955
American Funds Growth SAST	1,522,081	37,422,431	19,687,860	1,016,942	83,163,468
American Funds Global Growth SAST	3,933,813	41,858,634	9,144,761	7,069,789	62,319,507
American Funds Growth-Income SAST	4,256,061	32,860,344	23,014,478	3,568,907	44,599,886
American Funds Asset Allocation SAST	3,445,287	7,685,159	22,124,731	4,078,481	14,909,260

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
VCPSM Managed Asset Allocation SAST	$85,226,785	$—	$85,226,785	$1,380,893,594
American Funds Growth SAST	32,313,104	(9,641,278)	22,671,826	317,836,224
American Funds Global Growth SAST	61,094,916	(1,995,168)	59,099,748	371,584,206
American Funds Growth-Income SAST	35,849,800	(13,193,979)	22,655,821	250,172,631
American Funds Asset Allocation SAST	29,526,475	(1,589,101)	27,937,374	345,282,679

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
VCPSM Managed Asset Allocation SAST	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

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For the six months ended June 30, 2017, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$4,723,192
American Funds Growth SAST	1,011,726
American Funds Global Growth SAST	1,505,949
American Funds Growth-Income SAST	805,624
American Funds Asset Allocation SAST	936,072

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2018; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2018 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
VCPSM Managed Asset Allocation SAST	0.28%	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ Class 3 shares’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

For the six months ended June 30, 2017, pursuant to the voluntary and contractual expense referred to above, SAAMCo has waived or reimbursed expenses as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$7,619

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

At June 30, 2017, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	June 30, 2017	December 31, 2017	December 31, 2018	June 30, 2019
VCPSM Managed Asset Allocation SAST	$46,852	$—	$6,391	$7,619

The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided, pursuant to the agreement. Accordingly, for the six months ended June 30, 2017, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2017, service fees were paid (see Statement of Operations) based on the aforementioned rate.

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Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2017 were as follows:

Portfolio	Purchases of Portfolio Securities (excluding U.S. Government Securities)	Sales of Portfolio Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
VCPSM Managed Asset Allocation SAST	$167,030,969	$12,501,607	$—	$—
American Funds Growth SAST	2,606,561	31,455,879	—	—
American Funds Global Growth SAST	2,735,429	57,995,715	—	—
American Funds Growth-Income SAST	4,033,238	15,329,296	—	—
American Funds Asset Allocation SAST	79,681,930	2,467,379	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	VCPSM Managed Asset Allocation SAST Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2017 (unaudited)		For the period September 26, 2016* to December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,901	$100,000	13,216,762	$177,661,483	36,972,400	$458,594,480
Reinvested dividends	—	—	—	—	—	—	1,388,923	17,360,734
Shares redeemed	—	—	—	—	(1,437,815)	(19,462,930)	(2,000,330)	(24,824,609)

Net increase (decrease)	—	$—	7,901	$100,000	11,778,947	$158,198,553	36,360,993	$451,130,605

	American Funds Growth SAST Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2017 (unaudited)		For the period September 26, 2016* to December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,896	$100,000	1,059,824	$13,330,945	2,106,328	$27,573,600
Reinvested dividends	—	—	—	—	—	—	7,658,989	84,180,410
Shares redeemed	—	—	—	—	(3,251,360)	(41,252,589)	(3,402,033)	(44,040,631)

Net increase (decrease)	—	$—	8,896	$100,000	(2,191,536)	$(27,921,644)	6,363,284	$67,713,379

	American Funds Global Growth SAST Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2017 (unaudited)		For the period September 26, 2016* to December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,593	$100,000	795,781	$9,836,161	3,905,587	$46,770,912
Reinvested dividends	—	—	—	—	—	—	6,131,053	69,389,296
Shares redeemed	—	—	—	—	(5,117,678)	(63,929,830)	(4,871,825)	(59,306,105)

Net increase (decrease)	—	$—	8,593	$100,000	(4,321,897)	$(54,093,669)	5,164,815	$56,854,103

	American Funds Growth-Income SAST Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2017 (unaudited)		For the period September 26, 2016* to December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	8,453	$100,000	1,018,802	$13,273,864	1,596,674	$20,714,955
Reinvested dividends	—	—	—	—	—	—	4,152,493	48,168,793
Shares redeemed	—	—	—	—	(1,824,657)	(23,823,336)	(2,720,100)	(35,299,485)

Net increase (decrease)	—	$—	8,453	$100,000	(805,855)	$(10,549,472)	3,029,067	$33,584,263

*	Commencement of operations.

24

	American Funds Asset Allocation SAST Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2017 (unaudited)		For the period September 26, 2016* to December 31, 2016		For the six months ended June 30, 2017 (unaudited)		For the year ended December 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	7,776	$100,000	7,103,453	$98,681,052	6,099,027	$80,410,993
Reinvested dividends	—	—	—	—	—	—	1,497,333	18,987,741
Shares redeemed	—	—	—	—	(1,493,726)	(20,611,763)	(1,893,331)	(24,847,175)

Net increase (decrease)	—	$—	7,776	$100,000	5,609,727	$78,069,289	5,703,029	$74,551,559

*	Commencement of operations.

Note 7.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2017, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
VCPSM Managed Asset Allocation SAST	1	$10	$187,298	2.02%
American Funds Global Growth SAST	2	13	234,204	2.02

At June 30, 2017, there were no borrowings outstanding.

Note 8.  Transactions with Affiliates

At June 30, 2017, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
VCPSM Managed Asset Allocation SAST	9.18%	88.85%	1.97%
American Funds Growth SAST	4.72	95.10	0.18
American Funds Global Growth SAST .	4.92	94.90	0.18
American Funds Global-Income SAST	5.44	94.06	0.50
American Funds Asset Allocation SAST	3.89	94.62	1.49

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

VCPSM Managed Asset Allocation SAST Portfolio Class 1
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%
06/30/17@	12.87	0.09	0.86	0.95	—	—	—	13.82	7.38	109	0.28	†	1.35	†	1

VCPSM Managed Asset Allocation SAST Portfolio Class 3
10/15/12#- 12/31/12	10.00	0.17	(0.08)	0.09	—	—	—	10.09	0.90	5,068	0.53	†	11.57	†	3
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2
06/30/17@	12.87	0.08	0.85	0.93	—	—	—	13.80	7.23	1,466,151	0.53	†	1.17	†	1

American Funds Growth SAST Portfolio Class 1
09/26/16#-12/31/16	11.24	0.08	0.23	0.31	—	—	—	11.55	2.76	103	0.30	†	2.63	†	4
06/30/17@	11.55	0.00	1.73	1.73	—	—	—	13.28	14.98	118	0.29	†	0.05	†	1

American Funds Growth SAST Portfolio Class 3
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4
06/30/17@	11.54	(0.01)	1.73	1.72	—	—	—	13.26	14.90	340,376	0.54	†	(0.21	)†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses								Net Investment Income ( Loss)
	12/12		12/13	12/14	12/15	12/16		6/17†@	12/12	12/13	12/14	12/15	12/16		6/17†@
VCPSM Managed Asset Allocation SAST Portfolio Class 1	—%		—%	—%	—%	0.98	%†	0.98%	—%	—%	—%	—%	0.70	%†	0.66%
VCPSM Managed Asset Allocation SAST Portfolio Class 3	11.41	†	1.45	1.25	1.23	1.23		1.23	0.69 †	1.06	(0.94)	0.88	0.46		0.47
American Funds Growth SAST Portfolio Class 1	—		—	—	—	0.90	†	0.89	—	—	—	—	2.03	†	(0.55)
American Funds Growth SAST Portfolio Class 3	1.14		1.14	1.14	1.14	1.13		1.14	(0.08)	0.03	0.30	(0.28)	(0.11)		(0.81)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

American Funds Global Growth SAST Portfolio Class 1
09/26/16#-12/31/16	$11.64	$0.09	$(0.58)	$(0.49)	$—	$—	$—	$11.15	(4.21)%	$96	0.29	%†	2.92	%†	10%
06/30/17@	11.15	(0.00)	2.08	2.08	—	—	—	13.23	18.65	114	0.28	†	(0.02	)†	1

American Funds Global Growth SAST Portfolio Class 3
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10
06/30/17@	11.15	(0.02)	2.07	2.05	—	—	—	13.20	18.39	430,595	0.53	†	(0.28	)†	1

American Funds Growth-Income SAST Portfolio Class 1
09/26/16#-12/31/16	11.83	0.16	0.26	0.42	—	—	—	12.25	3.55	104	0.29	†	4.89	†	3
06/30/17@	12.25	0.02	1.18	1.20	—	—	—	13.45	9.80	114	0.29	†	0.29	†	1

American Funds Growth-Income SAST Portfolio Class 3
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54		1.32		6
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54		1.03		3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54		0.99		10
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54		1.00		13
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3
06/30/17@	12.24	0.00	1.18	1.18	—	—	—	13.42	9.64	272,702	0.54	†	0.02	†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
	12/12	12/13	12/14	12/15	12/16		6/17†@	12/12	12/13	12/14	12/15	12/16		6/17†@
American Funds Global Growth SAST Portfolio Class 1	—%	—%	—%	—%	0.99	%†	0.98%	—%	—%	—%	—%	2.22	%†	(0.72)%
American Funds Global Growth SAST Portfolio Class 3	1.23	1.23	1.23	1.23	1.23		1.23	(0.08)	0.22	0.14	0.00	(0.08)		(0.98)
American Funds Growth-Income SAST Portfolio Class 1	—	—	—	—	0.89	†	0.89	—	—	—	—	4.29	†	(0.31)
American Funds Growth-Income SAST Portfolio Class 3	1.14	1.14	1.14	1.14	1.14		1.14	0.72	0.43	0.39	0.40	0.59		(0.58)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

American Funds Asset Allocation SAST Portfolio Class 1
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%
06/30/17@	13.11	0.03	1.03	1.06	—	—	—	14.17	8.09	110	0.29	†	0.37	†	1

American Funds Asset Allocation SAST Portfolio Class 3
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57		1.66		10
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56		1.18		13
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55		1.20		11
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55		1.44		8
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4
06/30/17@	13.10	0.01	1.03	1.04	—	—	—	14.14	7.94	373,095	0.53	†	0.19	†	1

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
	12/12	12/13	12/14	12/15	12/16		6/17†@	12/12	12/13	12/14	12/15	12/16		6/17†@
American Funds Asset Allocation SAST Portfolio Class 1	—%	—%	—%	—%	0.89	%†	0.89%	—%	—%	—%	—%	4.75	%†	(0.23)%
American Funds Asset Allocation SAST Portfolio Class 3	1.17	1.16	1.15	1.15	1.14		1.13	1.06	0.58	0.60	0.84	0.92		(0.41)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

29

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.10 (8/17)

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2017

We believe high- conviction investing and diverse perspectives lead to better results.

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow investors:

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

45	Global Growth Fund

48	Global Small Capitalization Fund

52	Growth Fund

55	International Fund

59	New World Fund®

63	Blue Chip Income and Growth Fund

66	Global Growth and Income Fund

69	Growth-Income Fund

72	International Growth and Income Fund

75	Capital Income Builder®

79	Asset Allocation Fund

84	Global Balanced Fund

89	Bond Fund

95	Global Bond Fund

101	High-Income Bond Fund

106	Mortgage Fund

110	Ultra-Short Bond Fund

111	U.S. Government/AAA-Rated Securities Fund

115	Managed Risk Growth Fund

116	Managed Risk International Fund

117	Managed Risk Blue Chip Income and Growth Fund

118	Managed Risk Growth-Income Fund

119	Managed Risk Asset Allocation Fund

120	Financial statements

Global stocks rallied for the six months ended June 30, 2017, with the MSCI ACWI (All Country World Index)1 gaining 11.48%. Against a backdrop of supportive global monetary policy, strong corporate earnings and improving economic data in the U.S., Europe and Japan helped to diminish investors’ concerns about increasing populism and geopolitical uncertainty.

The MSCI USA Index1 advanced 9.53%, and several market indexes hit a series of new highs in anticipation of the Trump administration reducing regulations and delivering tax reforms. While the U.S. economy continued to grow, there were some signs of moderation in the form of tepid consumer activity and hiring. The U.S. Federal Reserve increased short-term interest rates by a quarter percentage point in both March and June. These rate hikes can be considered steps toward “normalization” after central banks pursued accommodative monetary policies focused on healing stresses in the global financial system caused by the 2008 financial crisis.

European markets also rose, despite heightened political uncertainty ahead of pivotal elections in the U.K. and France that served as referenda on the future of Europe. The MSCI Europe Index climbed 15.36%, reversing last year’s weakness, with Spain (23.81%), France (17.05%), Germany (15.32%) and the U.K. (10.00%) all registering double-digit gains. Elsewhere among developed markets, Japanese equities rose 9.92%, buoyed by the country’s longest streak of economic expansion in more than a decade.

Emerging markets enjoyed some of the best results with the MSCI EM (Emerging Markets) Index1 up 18.43%. Gains were solid across Asia as Chinese equities advanced 24.86%, outweighing concerns about the nation’s debt load. Chinese industrial production remained robust, as the government introduced policies to cool the housing market and confront the country’s high debt. Indian equities soared 20.53%, despite the currency demonetization initiative announced by Prime Minister Modi in November as part of his efforts to curtail corruption. Russian stocks slipped 14.18% as oil prices fell, and OPEC and Russia considered extending cuts in oil production to speed up rebalancing of global inventories.

In bond markets, U.S. investment-grade and high-yield corporates advanced 3.80% and 4.92%, respectively, as demand remained healthy despite tightening monetary policy. Bloomberg Barclays Global Aggregate Index2, a measure of global investment-grade bonds (rated BBB/Baa and above), rose 4.41%, while the Bloomberg Barclays U.S. Aggregate Index2 (which measures U.S. investment-grade bonds) improved to 2.27%. The 10-year Treasury yield, which stood at 2.45% on December 31, 2016, declined marginally to 2.31%. U.S. dollar-denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global3,

          See page 2 for footnotes.

American Funds Insurance Series	1

climbed 6.20% as their higher yields were popular in the current interest rate environment.

The U.S. dollar depreciated against most currencies. Gainers included the euro (8.13%), Japanese yen (3.80%) and Singapore dollar (4.93%).

AFIS funds recorded positive returns during the period; those funds with exposure to growth stocks and companies outside the U.S. enjoyed the strongest returns.

Looking ahead

In today’s uncertain political environment, the underlying economic reality is generally positive. The U.S. is likely to continue growing at a moderate pace, even as some countries experience sluggish growth and low inflation. While China is currently growing, its development has relied on infrastructure spending, and investments in fixed assets may be approaching a point of diminishing returns. Geopolitical challenges plague many parts of the world. The European landscape continues to evolve following parliamentary elections in the U.K. and the presidential victory of Emmanuel Macron in France. The conflict in Syria and mounting tensions in the Middle East bear watching as well. Against this backdrop, markets may be more volatile going forward, which is not a negative per se. Volatility often creates opportunities for long-term investors. So, we believe that investors should keep to their long-term plans and not panic.

Valuations are richer in the U.S. than in other parts of the world, but this is normal given that U.S. indexes comprise a greater proportion of innovative technology companies (which tend to have higher multiples) and a lesser proportion of financial companies (which tend to have lower multiples). Our goal is to see through uncertainties and focus on the fundamental outlook for each business that we evaluate. Our investment approach – based on extensive research, a long-term outlook and close attention to valuation – has served investors well over time.

We have confidence that this time-tested and robust approach will continue to serve our investors well in the long run. We thank you for your support and look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 14, 2017

All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]Country returnsare based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

[2]Bloomberg Barclayssource: Bloomberg Index Services Ltd.

[3]This report,and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

2	American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses for all funds except Managed Risk Asset Allocation Fund. The waivers and reimbursements will be in effect through at least May 1, 2018, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth Fund.SM The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International Fund.SM The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth Fund.SM The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income Fund.SM The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series	3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 18.57% for the six months ended June 30, 2017, compared with a 11.48% increase for the MSCI ACWI (All Country World Index).[1]

Global stocks rose amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Several key market indexes hit a series of new highs. U.S. equity markets surged in anticipation of lower regulation and tax cuts. Information technology stocks led markets higher, as the share price of U.S. tech giants Apple and Alphabet advanced. European stocks climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union. Emerging markets also enjoyed strong returns, supported by technology companies reporting strong earnings.

Larger-than-index investments and strong stock selection in information technology and consumer discretionary contributed most to the fund’s returns. An eclectic mix of stocks boosted the fund’s returns. Nintendo shares rose to an eight-year high on optimism that more third-party developers would create games for the company’s new flagship console. Consumer discretionary company Amazon advanced and posted a double-digit return as the company expanded its product offerings through Prime. Mortgage lender Indiabulls Housing Finance rose, benefitting from India’s affordable housing initiative.

The fund’s exposure to companies in the energy sector detracted from returns. Seven Generations and Schlumberger slipped and hindered returns as oil prices declined on concerns of oversupply.

Stocks of companies domiciled in the U.S. and Japan were additive to results on a relative basis, while stocks of companies based in Denmark and Korea hindered relative returns.

While political uncertainties may result in volatility, the fund’s portfolio managers are optimistic long-term investments can be found among companies with innovative products and services that are changing the way people live around the world.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Other regions
	United States	40.6%	Italy	1.0%	South Africa	1.1%

	Other	1.4	Sweden	1.0

		42.0	Other	.6	Short-term securities & other

				30.3	assets less liabilities	2.8

	Europe
	United Kingdom	7.1	Asia/Pacific Basin
	France	6.8	Japan	7.5	Total	100.0%

	Switzerland	3.5	China	5.1
	Netherlands	3.5	Taiwan	4.0
	Spain	1.7	Hong Kong	2.7
	Germany	1.7	India	1.8
	Russian Federation	1.2	South Korea	1.3
	Finland	1.2	Other	1.4

	Denmark	1.0		23.8

4	American Funds Insurance Series

Global Growth Fund

			Percent of net assets
Largest individual	Amazon	4.92%	Facebook	2.32%
equity securities	TSMC	3.44	British American Tobacco	2.26
	Alphabet	3.33	Regeneron Pharmaceuticals	2.05
	Nintendo	2.96	AIA Group	1.92
	ASML Holding	2.94	Alibaba Group	1.88

Average annual	For periods ended June 30, 2017
total returns based on a $1,000 investment		6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

	Class 1	18.75%	23.89%	13.95%	7.04%	9.81%	.56%
	Class 1A	18.66	23.64	13.68	6.77	9.54	.81[2]
	Class 2	18.57	23.54	13.66	6.77	9.54	.81
	Class 4	18.44	23.25	13.47	6.54	9.29	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: MSCI.The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

[2]Based onestimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 12.71% for the six months ended June 30, 2017, leading its benchmark, the MSCI All Country World Small Cap Index,[1] which gained 10.36%.

Global stocks rose amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Several key market indexes hit a series of new highs. U.S. equity markets surged in anticipation of lower regulation and tax cuts. European stocks climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union. Emerging markets also enjoyed strong returns, buoyed by technology companies reporting strong earnings.

Consumer discretionary holdings aided returns, with zooplus reporting revenue growth. The company was among the top contributors to returns. Information technology company Sunny Optical rallied on optimism the smartphone market is improving as shipments of smartphone camera lenses grew at a robust pace and was also among the top contributors to results.

Energy stocks were the biggest detractors from returns, as the price of oil declined due to concerns of oversupply. Among the top detractors were investments in Laredo Petroleum, SM Energy and Carrizo.

While investments in U.S. companies were additive to relative returns, larger-than-index investments in U.K. domiciled companies detracted from relative results.

While political uncertainties may result in volatility, the fund’s portfolio managers are optimistic that our investment process can help identify companies outside the U.S. with innovative products and services that are changing the way people live around the globe.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin (continued)		Short-term securities & other
	United States	40.4%	Taiwan	2.1%	assets less liabilities	6.8%

	Canada	2.3	Philippines	1.9
	Other	1.8	Indonesia	1.0	Total	100.0%

		44.5	Other	1.5

				27.4

	Asia/Pacific Basin
	Japan	6.3	Europe
	China	5.2	United Kingdom	11.2
	India	4.0	Germany	3.5
	Hong Kong	3.2	Other	6.6

	Thailand	2.2		21.3

					Percent of net assets

Largest individual	Qorvo	2.80%	zooplus	1.23%
equity securities	Insulet	1.65	Kotak Mahindra Bank	1.20
	GW Pharmaceuticals	1.62	athenahealth	1.19
	China Biologic Products	1.41	Hilton Grand Vacations	1.00
	Domino’s Pizza	1.27	Kite Pharma	.99

6	American Funds Insurance Series

Global Small Capitalization Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio
	Class 1	12.82%	20.09%	11.22%	3.15%	9.42%	.74%
	Class 1A	12.77	19.88	10.96	2.90	9.16	.99[2]
	Class 2	12.71	19.85	10.95	2.90	9.16	.99
	Class 4	12.57	19.52	10.69	2.65	8.88	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: MSCI.The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

[2]Based onestimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 15.00% for the six months ended June 30, 2017, compared with a 9.34% increase in its benchmark index, Standard & Poor’s 500 Composite Index.[1]

U.S. stocks rose to new highs led by strong corporate earnings and improving economic sentiment. Positive economic data on employment and industrial production bolstered optimism in the economy. Information technology stocks advanced, led by tech giants such as Alphabet and Apple, amid growing optimism over consumer demand. Defensive sectors also rose, led by health care and consumer staples.

Larger-than-index investments and strong stock selection in consumer discretionary and information technology boosted the fund’s returns. Among the fund’s top contributors to returns (posting double-digit gains) were consumer discretionary companies Amazon and Tesla and information technology companies Facebook and Broadcom.

Exposure to the energy sector detracted from fund results as the price of crude oil declined, despite OPEC’s decision to extend production cuts into 2018. Energy exploration and production companies Noble Energy and EOG Resources, as well as oil-field services company Schlumberger, detracted from returns.

The fund’s portfolio managers are keeping a close watch on the U.S. economy, which continues to show modest economic growth. Portfolio managers continue to favor well-managed, growth-oriented companies that are capable of generating free cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

			Percent of net assets
Largest individual	Amazon	5.72%	UnitedHealth Group	2.76%
equity securities	Facebook	5.34	Apple	2.35
	Alphabet	3.43	Tesla	2.31
	Microsoft	3.41	Home Depot	1.94
	Broadcom	3.03	ASML	1.91

8	American Funds Insurance Series

Growth Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

	Class 1	15.15%	25.04%	15.95%	7.55%	12.66%	.35%
	Class 1A	15.07	24.80	15.67	7.28	12.38	.60[2]
	Class 2	15.00	24.74	15.66	7.28	12.36	.60
	Class 3	15.05	24.82	15.75	7.35	12.46	.53
	Class 4	14.86	24.42	15.41	7.03	12.11	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: S&PDow Jones Indices LLC.

[2]Basedon estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 18.55% for the six months ended June 30, 2017. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,[1] rose 14.10%.

It was a challenging start to the year as rising populism, the U.K. vote to depart the EU by March 2019, and pivotal elections in Europe dominated investor concerns. By the end of the period, global markets advanced amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Global markets were led by the information technology sector, as technology companies reported strong earnings.

Investments in the information technology sector contributed most to returns. The fund took advantage of the rally in the information technology sector, helped by investments in Tencent and Alibaba Group. Strong Chinese consumption contributed to revenue growth for both companies. Investments in the financials sector were also among the top contributors to the fund’s returns. HDFC Bank surged after the company reported a more than 18% increase in fourth-quarter profits as the bank continued to gain market share from state-owned banks. Investments in the energy sector hindered the fund’s returns. Tullow was among the top detractors to returns, as the company’s share price declined on write-downs due to the weakness in crude oil prices.

The fund’s portfolio managers strive to maintain a balanced approach and look for companies that have the potential to thrive in today’s uncertain political environment. That is why we take a multilayered approach to research, and invest in different geographies, industries and ultimately companies that can control their own destiny through efficiencies or innovative products.

					Percent of net assets
Country diversification	Asia/Pacific Basin		Europe (continued)		Other regions
	Japan	11.6%	Netherlands	3.5%	Israel	1.4%
	Hong Kong	9.3	Germany	2.3	South Africa	.9
	China	9.1	Spain	2.3		2.3
	India	7.8	Italy	1.7
	South Korea	6.5	Denmark	1.0	Short-term securities & other
	Australia	1.8	Belgium	1.0	assets less liabilities	9.0
	Thailand	1.2	Other	1.5

	Philippines	1.1		36.7	Total	100.0%

		48.4

			The Americas
	Europe		Canada	2.0
	United Kingdom	11.8	Brazil	1.0
	France	7.3	United States	.6
	Switzerland	4.3		3.6

					Percent of net assets
Largest individual	Tencent		3.43%	Airbus Group		2.40%
equity securities	AIA Group		3.34	Altice		2.36
	HDFC Bank		3.33	Novartis		1.86
	Samsung Electronics		3.26	Kering		1.67
	Alibaba Group		2.96	UniCredit		1.65

10	American Funds Insurance Series

International Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

	Class 1	18.71%	24.54%	9.67%	3.17%	8.28%	.54%
	Class 1A	18.58	24.25	9.40	2.91	8.01	.79[2]
	Class 2	18.55	24.20	9.40	2.91	8.00	.79
	Class 3	18.64	24.32	9.48	2.98	8.09	.72
	Class 4	18.48	23.94	9.16	2.67	7.75	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: MSCI.The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

[2]Basedon estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund gained 14.48% for the six months ended June 30, 2017. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index,[1] rose 11.48% and 18.43%, respectively.

It was a challenging start to the year as rising populism, the U.K.’s vote to depart the EU by March 2019, and pivotal elections in Europe dominated investor concerns. By the end of the period, global markets advanced amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Global markets were led by the information technology sector, as technology companies reported strong earnings.

Investments in India were the most additive to the fund’s returns, with Reliance Industries and HDFC Bank among the top contributors to results. Reliance Industries rose as the company launched India’s largest fourth-generation, mobile-telecom network and reported strong earnings from its refining and petrochemical businesses. HDFC Bank also surged after the company reported a more than 18% increase in fourth-quarter profits as the bank continued to gain market share from state-owned banks. Russian food retailer Lenta was a key detractor hurt by lower profits amid sluggish consumer demand. Reliance Communications also detracted from the fund’s returns as the company reported fourth-quarter losses.

While political and economic uncertainty remains, the fund’s portfolio managers continue to carefully monitor the portfolio while also looking for idiosyncratic investment opportunities when stock prices are favorable.

					Percent of net assets
Country diversification	Asia/Pacific Basin		The Americas		Other regions
	India	11.2%	United States	19.2%	South Africa	1.6%
	China	9.6	Brazil	6.8	Other	.8
	Japan	7.3	Mexico	4.7		2.4
	Taiwan	4.3	Argentina	2.1
	Indonesia	2.1	Other	.6	Short-term securities & other
	Australia	1.8		33.4	assets less liabilities	6.2
	South Korea	1.6
	Hong Kong	1.3	Europe		Total	100.0%
	Thailand	1.1	United Kingdom	7.5
	Other	.2	Russian Federation	3.4
		40.5	France	2.6
			Switzerland	1.5
			Other	2.5
				17.5

					Percent of net assets
Largest individual	Reliance Industries		4.41%	IEnova		2.29%
equity securities	British American Tobacco		3.12	HDFC Bank		2.12
	TSMC		2.93	Facebook		1.91
	Murata Manufacturing		2.81	SoftBank		1.67
	Alphabet		2.51	Samsung Electronics		1.62

12	American Funds Insurance Series

New World Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio

	Class 1	14.59%	18.19%	6.42%	3.73%	8.31%	.78%
	Class 1A	14.49	17.93	6.16	3.48	8.04	1.03[2]
	Class 2	14.48	17.85	6.14	3.48	8.04	1.03
	Class 4	14.32	17.59	5.91	3.23	7.78	1.28

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: MSCI.Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

[2]Based onestimated amounts for the current fiscal year.

	Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 5.76% for the six months ended June 30, 2017, trailing its benchmark index, Standard & Poor’s 500 Composite Index,[1] which rose 9.34%.

U.S. stocks rose to new highs led by strong corporate earnings and improving economic sentiment. Positive economic data on employment and industrial production bolstered optimism in the economy. Information technology stocks advanced, led by tech giants such as Alphabet and Apple, amid growing optimism over consumer demand. Defensive sectors also rose, led by health care and consumer staples.

Investments in industrials and consumer staples boosted the fund’s returns. Among the fund’s top contributors to returns (posting double-digit gains) was industrials company CSX as the company appointed a new CEO and took cost-cutting measures to spur a turnaround. Consumer staples company Philip Morris International was also among the fund’s top contributors as the company climbed to record highs.

Investments in the energy sector hindered returns as the price of oil declined amid concerns of oversupply. Energy exploration and production companies Halliburton and Canadian Natural Resources hindered returns.

Given the fund’s focus on investing in dividend-paying stocks, lower-than-index investments and stock selection in information technology were a drag on relative returns. On a country basis, lower-than-index investments in U.S. domiciled companies also detracted from the fund’s relative returns.

The fund’s portfolio managers are keeping a close watch on the U.S. economy, which continues to show modest economic growth. Portfolio managers continue to favor well-managed, high-quality companies that are capable of generating positive cash flow in myriad economic environments and remain optimistic that our global research will help us identify attractive long-term investment opportunities.

			Percent of net assets
Largest individual	AbbVie	5.52%	Prudential Financial	3.22%
equity securities	Amgen	4.59	Apple	3.22
	Verizon Communications	4.43	Altria	3.15
	JPMorgan Chase	4.00	Intel	2.84
	Wells Fargo	3.40	Texas Instruments	2.28

14	American Funds Insurance Series

Blue Chip Income and Growth Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio

	Class 1	5.82%	14.53%	14.71%	6.50%	6.38%	.41%
	Class 1A	5.74	14.30	14.43	6.24	6.12	.66[2]
	Class 2	5.76	14.24	14.43	6.24	6.12	.66
	Class 4	5.52	13.88	14.26	6.03	5.89	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: S&P Dow Jones Indices LLC.

[2]Basedon estimated amounts for the current fiscal year.

	Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 14.70% for the six months ended June 30, 2017, in line with the MSCI ACWI (All Country World Index),[1] which rose 11.48%.

Global stocks rallied amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Several key market indexes hit a series of new highs, despite political uncertainty. U.S. equity markets surged in anticipation of lower regulation and tax cuts, led by information technology stocks. European stocks also climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union. Emerging markets enjoyed strong returns as well, buoyed by strong earnings growth of technology companies.

Several sectors, led by information technology, made positive contributions to the fund’s returns. The fund’s holdings in Nintendo, Broadcom and TSMC were among the top contributors to results. Nintendo shares soared to an eight-year high on optimism that more third-party developers would create games for the company’s new flagship console. Semiconductor manufacturer TSMC rose, fueled by higher demand for smartphone microchips and optimism over demand for Apple’s next iPhone. Semiconductor manufacturer Broadcom also rose as the company’s second-quarter earnings topped analyst estimates.

Exposure to the energy sector was a drag on the fund’s returns. Among the fund’s top detractors to returns were Helmerich & Payne, BP and Royal Dutch Shell, which slid as oil prices declined on concerns of oversupply.

The fund’s cash position enables portfolio managers to better navigate a challenging environment by focusing on opportunities when stock prices are favorable. The fund’s portfolio managers are also optimistic they can uncover promising long-term investment opportunities, and companies with sustainable dividends and income.

					Percent of net assets
Country diversification	The Americas		Europe (continued)		Short-term securities & other
	United States	35.4%	Ireland	1.2%	assets less liabilities	5.1%

	Mexico	3.5	Other	2.1

	Canada	2.3		30.0	Total	100.0%

	Brazil	1.6
	Argentina	.3	Asia/Pacific Basin

		43.1	Japan	8.2

			Taiwan	5.0
	Europe		India	2.7
	United Kingdom	12.5	China	2.0
	Switzerland	4.9	Australia	1.2
	France	4.2	Other	2.7

	Germany	3.9		21.8

	Denmark	1.2

					Percent of net assets
Largest individual	Nintendo		4.81%	UnitedHealth Group		2.44%
equity securities	British American Tobacco		4.03	Broadcom		2.26
	TSMC		3.36	Airbus Group SE		1.98
	Microsoft		3.23	IEnova		1.73
	Nestlé		2.51	Murata Manufacturing		1.44

16	American Funds Insurance Series

Global Growth and Income Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio

	Class 1	14.88%	21.35%	12.12%	5.61%	6.72%	.63%
	Class 1A	14.87	21.20	11.87	5.36	6.46	.88[2]
	Class 2	14.70	21.02	11.85	5.34	6.45	.88
	Class 4	14.58	20.71	11.61	5.10	6.20	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]SourceMSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

[2]Basedon estimated amounts for the current fiscal year.

	Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 9.77% for the six months ended June 30, 2017. Standard & Poor’s 500 Composite Index,[1] a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, rose 9.34%.

U.S. stocks rose to new highs led by strong corporate earnings and improving economic sentiment, as well as the anticipation of fewer regulations and more tax cuts. Positive economic data on employment and industrial production bolstered optimism in the economy. Information technology stocks advanced, led by tech giants such as Alphabet and Apple, amid growing optimism over consumer demand. Defensive sectors also rose, led by health care and consumer staples.

Regarding the fund, stock selection and an overweight position in consumer discretionary contributed most to the fund’s returns. Among the fund’s top contributors to results (posting double-digit gains) was consumer discretionary company Amazon. An increase in revenue from Amazon Web Services contributed to the company’s strong first-quarter earnings.

The fund’s weakest sector on an absolute basis was energy, impacted by persistent oversupply concerns that continued to drive oil prices lower. Investments in the telecommunication services sector also hindered returns and Verizon Communications was among the top detractors as the company reported first-quarter earnings that missed analyst expectations.

The portfolio managers exercise some caution when considering the potential impact on the U.S. economy and markets that could result from the new administration’s lack of success so far in various reforms. Should uncertainty eventually result in increased volatility, the fund’s healthy cash position can give portfolio managers an opportunity to invest in companies with more favorable valuations for the long term. The portfolio managers remain confident in our robust research process and its ability to identify attractive investments.

			Percent of net assets
Largest individual	Amazon	3.64%	Amgen	1.74%
equity securities	Microsoft	2.24	Verizon Communications	1.71
	Alphabet	2.21	Texas Instruments	1.63
	Netflix	1.97	Broadcom	1.53
	AbbVie	1.94	JPMorgan Chase	1.46

18	American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
	Class 1	9.90%	19.02%	15.01%	6.72%	11.27%	.29%
	Class 1A	9.85	18.82	14.74	6.46	10.99	.54[2]
	Class 2	9.77	18.70	14.72	6.45	10.96	.54
	Class 3	9.83	18.82	14.80	6.53	11.07	.47
	Class 4	9.64	18.43	14.47	6.20	10.72	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source:S&P Dow Jones Indices LLC.

2Basedon estimated amounts for the current fiscal year.

	Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund rose 15.48% for the six months ended June 30, 2017, while the MSCI ACWI (All Country World Index) ex USA[1] gained 14.10%.

Strong corporate earnings and improving economic data in the U.S., Europe and Japan, with a backdrop of supportive global monetary policy, helped to diminish investors’ concerns about increasing populism and geopolitical uncertainty. Information technology stocks led U.S. markets higher, as the share price of U.S. tech giants Apple and Alphabet advanced. European stocks also climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union. Emerging markets enjoyed strong returns buoyed by strong earnings from technology companies.

The top contributor to the fund’s results was the financials sector. HDFC Bank surged after the company reported a more than 18% increase in fourth-quarter profits as the bank continued to gain market share from state-owned banks. HDFC Bank was among the top contributors to the fund’s returns. On the downside, investments in the energy sector detracted from returns as the price of crude oil slipped on concerns of oversupply. Among stock investments, Teva Pharmaceutical dragged down results as the company missed first-quarter revenue expectations.

By region, holdings in the U.S., India and Hong Kong contributed to relative returns, and holdings in China, Israel and Sweden were a drag on relative returns.

As geopolitics weigh on investor sentiment, the fund’s portfolio managers are optimistic that our global research and the fund’s flexible mandate can help us identify attractive investment opportunities.

					Percent of net assets
Country diversification	Europe		Asia/Pacific Basin (continued)		Other regions
	United Kingdom	21.0%	South Korea	3.9%	Israel	2.1%
	France	6.9	China	3.8	Other	.6

	Switzerland	4.9	India	3.5		2.7

	Spain	3.9	Taiwan	2.9
	Germany	2.4	Thailand	1.9	Short-term securities & other
	Portugal	2.0	Australia	1.2	assets less liabilities	11.6

	Netherlands	1.8	Other	.4

	Italy	1.8		29.7	Total	100.0%

	Denmark	1.6
	Other	3.4	The Americas

		49.7	United States	2.6

			Brazil	1.6
	Asia/Pacific Basin		Canada	1.3
	Hong Kong	7.4	Other	.8

	Japan	4.7		6.3

					Percent of net assets

Largest individual	HDFC Bank	3.52%	Samsung Electronics	2.06%
equity securities	Royal Dutch Shell	3.37	Novartis	2.06
	Imperial Brands	2.39	Shanghai International Airport Co., Ltd., Class A	2.05
	TSMC	2.32	Capita PLC	2.00
	Cheung Kong Property Holdings	2.18	Teva Pharmaceutical Industries Ltd. (ADR)	1.88

20	American Funds Insurance Series

International Growth and Income Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	Lifetime (since November 18, 2008)	Expense ratio
	Class 1	15.54%	16.13%	7.19%	9.97%	.68%
	Class 1A	15.53	15.98	6.95	9.71	.93[2]
	Class 2	15.48	15.89	6.93	9.70	.93
	Class 4	15.29	15.52	6.74	9.46	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: MSCI.The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

[2]Basedon estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, rose 8.15% for the six months ended June 30, 2017. During the same period, the MSCI ACWI (All Country World Index)1 rose 11.48%. The Bloomberg Barclays U.S. Aggregate Index2 gained 2.27%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 rose 8.65%. The Lipper Global Equity Income Funds Average4 a measure of similar funds, increased 8.92%.

Global stocks rose amid strong corporate earnings and improving economic data in the U.S., Europe and Japan. Several key market indexes hit a series of new highs. U.S. equity markets surged in anticipation of lower regulation and tax cuts. Information technology stocks led markets higher. European stocks climbed higher despite the U.K’s pivotal vote to leave the European Union. Markets cheered Emmanuel Macron’s victory in the French presidential election as the centrist leader pledged to keep France in the European Union.

In the equity portfolio, the top contributor to the fund’s returns was the consumer staples sector due in part to good stock selection. Consumer staples company Philip Morris International was among the top contributors to returns, as the company reached record highs and registered double-digit gains. The fund’s fixed income holdings also rose on an absolute basis, contributing to the fund’s objective of generating a stream of income for its investors.

Given the fund’s focus on investing in stocks that pay dividends, we did not hold non-yielding information technology stocks that were strong in the first half. This hindered relative returns. Investments in the energy sector were also a detractor as the price of oil declined due to concerns of oversupply. Energy exploration and production company Helmerich & Payne and oil transportation company Inter Pipeline detracted from the fund’s returns.

The fund’s portfolio managers are keeping a close watch on the U.S. economy, which continues to show modest economic growth. Portfolio managers continue to maintain an overweight position in defensive sectors such as consumer staples, telecommunication services and utilities. They continue to search for companies dedicated to both paying dividends and increasing them over time to meet the fund’s objectives of providing above-average and growing income.

					Percent of net assets
Country diversification	The Americas		Asia/Pacific Basin		Other regions
	United States	51.4%	Hong Kong	2.1%	United Arab Emirates	.2%

	Canada	2.3	Singapore	1.9

		53.7	Australia	1.8	Short-term securities & other

			Taiwan	1.6	assets less liabilities	5.3

	Europe		Other	1.9

	United Kingdom	15.3		9.3	Total	100.0%

	France	3.3
	Switzerland	2.8
	Sweden	2.5
	Finland	2.2
	Italy	1.9
	Other	3.5

		31.5

22	American Funds Insurance Series

Capital Income Builder

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	Lifetime (since May 1, 2014)	Expense ratio

	Class 1	8.27%	6.94%	3.51%	.54%
	Class 1A	8.12	6.65	3.24	.80[5]
	Class 2	8.15	6.73	3.44	.80
	Class 4	7.92	6.43	2.99	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

¹Source: MSCI.The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

[2]Source: BloombergIndex Services Ltd.

[3]Datasources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]Source: ThomsonReuters Lipper.

[5]Basedon estimated amounts for the current fiscal year.

	Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 8.17% for the six months ended June 30, 2017. Standard & Poor’s 500 Composite Index,1 the benchmark for the fund’s equity holdings, gained 9.34% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 2.27%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 6.48%.

U.S. stocks rose to new highs led by strong corporate earnings and improving economic sentiment. Positive economic data on employment and industrial production bolstered optimism in the economy. Information technology stocks advanced, led by tech giants such as Alphabet, Facebook and Apple, amid growing optimism over consumer demand. Defensive sectors also rose, led by health care and consumer staples. Bonds also advanced, led by U.S. long credit.

Investments in the information technology and consumer staples sectors boosted the fund’s returns. Consumer staples company Philip Morris International climbed to record highs and was the top contributor to results. Holdings in the energy sector detracted the most from the fund’s returns as oil prices slumped. Noble Energy and Weatherford International slid amid investor concerns about a glut of crude oil.

The fund’s relatively defensive interest rate exposure compared to its fixed income benchmark was additive to results. Federal agency mortgage-backed securities also accounted for gains.

The fund’s portfolio managers are keeping a close watch on the U.S. economy, which continues to show modest economic growth. They continue to favor well-managed companies that are capable of generating positive cash flow and dividend income for investors in myriad economic environments. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

				Percent of net assets
Largest individual equity securities	Microsoft	3.15%	JPMorgan Chase	1.70%
	TSMC	2.55	Lockheed Martin	1.67
	Philip Morris International	2.38	Johnson & Johnson	1.60
	Comcast	2.02	Chubb	1.51
	UnitedHealth Group	1.91	DuPont	1.50

24	American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio
	Class 1	8.28%	13.41%	11.27%	6.26%	8.57%	.29%
	Class 1A	8.23	13.21	11.01	6.00	8.30	.54[4]
	Class 2	8.17	13.16	10.99	5.99	8.29	.54
	Class 3	8.20	13.25	11.08	6.07	8.37	.47
	Class 4	8.02	12.89	10.82	5.77	8.05	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: S&PDow Jones Indices LLC.

[2]Source: BloombergIndex Services Ltd.

[3]Datasources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[4]Basedon estimated amounts for the current fiscal year.

	Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund rose 11.12% for the six months ended June 30, 2017. The MSCI ACWI (All Country World Index),1 which measures global stocks, gained 11.48%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of investment-grade bonds (rated BBB/Baa and above), increased 4.41%. The 60%/40% MSCI ACWI/ Bloomberg Barclays Global Aggregate Index3 rose 8.61%.

Several key market indexes hit a series of new highs as the U.S. continued to demonstrate slow and steady economic expansion. The Federal Reserve raised the benchmark federal funds rate by a quarter percentage point twice this year, reassuring investors of persistent U.S. economic strength.

Overseas, European stocks rose despite political turmoil ahead of pivotal elections in the U.K. and France that served as referendums on the future of Europe. Markets cheered Emmanuel Macron’s victory as the centrist leader pledged to keep France in the European Union. Emerging markets also enjoyed some of the best results with solid gains across Asia.

Strong selection and larger-than-index investments in consumer staples were beneficial and contributed the most to the fund’s returns. Consumer staples company British American Tobacco was among the fund’s top contributors to returns (posting double-digit gains). British American Tobacco rose as the company’s vaping business gained market share in Europe. The company expected that a weak pound would have a positive impact on the company’s profi ts repatriated to the U.K. Consumer staples company Philip Morris International also boosted the fund’s results, as the company’s shares reached record highs.

Larger-than-index investments in the energy sector were a detractor, hurt by concerns of an oversupply of crude oil that drove oil prices lower. Energy exploration and production companies LUKOIL PJSC and ConocoPhillips, oil-field services company Schlumberger and energy delivery company Enbridge were among the top detractors.

In fixed income, above-benchmark investments in Mexican debt and lower-than-index investments in euro-denominated debt contributed to relative returns. Exposure to select currencies, such as the Polish zloty, was also additive to relative results.

The fund’s portfolio managers exercise caution amid geopolitical uncertainty and continue to stay the course of focusing on global research and bottom-up analysis. As valuations for many companies are up, security selection is particularly important at this point in the market cycle. Portfolio managers continue to monitor changes in consumer behavior, the democratization of technology and e-commerce that present opportunities in the consumer staples sector for long-term investors.

Percent of net assets			Percent of net assets
Largest sectors in common stock holdings	Information technology	12.5%	Largest fixed income	U.S. Treasury	8.5%
	Consumer staples	7.9	holdings (by issuer)	Japanese Government	2.7
	Industrials	7.4		Polish Government	1.4
	Financials	6.6		Mexican Government	1.2
	Health care	5.7		Spanish Government	.8

26	American Funds Insurance Series

Global Balanced Fund

Percent of net assets
Currency diversification		Equity securities	Bonds & notes	Forward currency contracts	Short–term securities & other assets less liabilities	Total

	U.S. dollars	32.9%	16.7%	(.1)%	6.0%	55.5%
	Euros	7.6	3.2	1.6	–	12.4
	British pounds	6.9	.9	(.8)	–	7.0
	Japanese yen	3.4	2.7	.8	–	6.9
	Swiss franc	2.4	–	–	–	2.4
	Swedish kronor	1.5	–	.5	–	2.0
	Hong Kong dollars	1.7	–	–	–	1.7
	New Taiwan dollars	1.6	–	–	–	1.6
	Polish zloty	–	1.4	(.1)	–	1.3
	Indian rupees	.6	.7	(.3)	–	1.0
	Other currencies	4.2	5.6	(1.6)	–	8.2

						100.0%

Percent of net assets
Largest individual equity securities	Nintendo	2.29%	TSMC			1.57%
	British American Tobacco	1.98	JPMorgan Chase			1.35
	Microsoft	1.81	Merck			1.29
	Humana	1.73	Boeing			1.26
	ASML Holding	1.61	Philip Morris International			1.22

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

	Class 1	11.19%	12.47%	7.36%	5.67%	.72%
	Class 1A	11.19	12.33	7.12	5.43	.97[4]
	Class 2	11.12	12.22	7.11	5.42	.97
	Class 4	11.00	12.01	7.07	5.34	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: MSCI.The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

[2]Source: BloombergIndex Services Ltd.

[3]Datasources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[4]Basedon estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 2.51% for the six months ended June 30, 2017, outpacing its benchmark, the Bloomberg Barclays U.S. Aggregate Index1 which rose 2.27%.

U.S. bond markets generated modest returns amid political uncertainty and a mixed global economy. The Federal Reserve raised the benchmark federal funds rate by a quarter percentage point twice this year, reassuring investors of persistent U.S. economic strength. The yield on the benchmark 10-year Treasury note fell 14 basis points to end the six-month period at 2.31%.

The fund had a modestly overweight duration relative to the benchmark, which generally helped returns as yields marginally declined. The fund also benefited from sector allocation, with U.S. high-yield securities contributing most to the fund.

On the whole, the U.S. economy appears to be in good shape and is expected to grow at a moderate pace. As U.S. interest rates increase, investors have the opportunity of reinvesting at higher yields. The fund’s portfolio managers expect continued investor demand for fiight-to-safety assets and higher yields. Given uncertainty over how the Federal Reserve will reduce assets on its balance sheet, portfolio managers may experience periods of volatility in the months ahead. Nonetheless, they will continue to search the bond market for promising investment opportunities.

Percent of net assets
Largest holdings (by issuer)	U.S. Treasury	21.2%	Japanese Government	1.5%
	Freddie Mac	10.8	Portuguese Government	1.4
	Fannie Mae	10.5	State of Illinois	1.1
	Ginnie Mae	5.4	Pemex	.9
	Mexican Government	2.2	Enbridge Energy Partners, LP	.9

28	American Funds Insurance Series

Bond Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio

	Class 1	2.62%	.32%	2.45%	3.28%	4.80%	.38%
	Class 1A	2.52	.10	2.20	3.03	4.54	.63[2]
	Class 2	2.51	.06	2.19	3.02	4.54	.63
	Class 4	2.29	–.18	1.96	2.78	4.28	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: BloombergIndex Services Ltd.

[2]Basedon estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund rose 4.94% for the six months ended June 30, 2017, while the Bloomberg Barclays Global Aggregate Index1 rose 4.41%.

Global bond markets rose as a mixed global economy and political turmoil contributed to investor demand for perceived fiight-to-safety assets and high quality credit. Although there was much optimism at the beginning of the year about U.S. fiscal policy designed to spur growth, uncertainty about fiscal expansion contributed to a weaker U.S. dollar. The Federal Reserve raised the benchmark federal funds rate by a quarter percentage point twice this year, reassuring investors of persistent U.S. economic strength. Global central banks kept monetary policy steady to remain flexible amid economic uncertainty. The yield on the benchmark 10-year Treasury note fell 14 basis points to end the period at 2.31%. Meanwhile, 10-year U.K. bonds traded at lower yields.

Low exposure to euro-denominated debt and Japanese debt combined with above-benchmark investments in Mexican debt contributed to relative returns. Exposure to select currencies, such as the Polish zloty and Hungarian forint, were also additive to relative results.

The fund’s portfolio managers maintain a cautious approach to investing in global bond markets, and believe that our global research can help identify attractive long-term investments around the world. Having the flexibility to diversify and adjust exposure by country, sector and currency continues to serve as a hallmark of the fund’s approach to global investing.

Percent of net assets
	Currency weighting (after hedging) by country		Non-U.S. government bonds by country

	United States[2]	48.6%	Euro zone[3]:
	Japan	16.1	Germany	3.5%
	Euro zone[3]	11.4	Portugal	2.4
	United Kingdom	3.6	Spain	1.0
	Poland	2.8	Italy	.8
	Norway	2.1	Other	2.5	10.2%

	Sweden	2.0	Japan		9.1
	Colombia	1.3	Poland		4.5
	Mexico	1.1	Mexico		3.6
	India	1.1	India		2.5
	Turkey	1.1	Malaysia		2.1
	Denmark	.9	Norway		1.7
	Malaysia	.9	Australia		1.7
	Chile	.8	United Kingdom		1.6
	Hungary	.5	Colombia		1.2
	Thailand	.4	Other		9.3

	Egypt	.3	Total		47.5%

	Argentina	.2
	Canada	.2
	Israel	.2
	Philippines	.1
	Other	4.3

	Total	100.0%

Percent of net assets
Largest holdings (by issuer)	U.S. Treasury	15.7%	Indian Government		2.4%
	Japanese Government	9.1	Portuguese Government		2.4
	Polish Government	4.5	Malaysian Government		2.1
	Mexican Government	3.6	Norwegian Government		1.7
	German Government	3.3	Australian Government		1.7

30	American Funds Insurance Series

Global Bond Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Expense ratio

	Class 1	5.09%	.14%	1.32%	4.06%	4.21%	.57%
	Class 1A	5.08	.01	1.09	3.82	3.96	.82[4]
	Class 2	4.94	–.17	1.06	3.80	3.94[5]	.82
	Class 4	4.88	–.37	.90	3.59	3.73	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: BloombergIndex Services Ltd.

[2]IncludesU.S. dollar-denominated debt of other countries, totaling 13.9%.

[3]Countriesusing the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Slovenia and Spain.

[4]Basedon estimated amounts for the current fiscal year.

[5]GlobalBond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 4.43% for the six months ended June 30, 2017. The fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,[1] increased 4.92%.

Renewed investor expectations of more rapid economic growth led to higher interest rates as the Federal Reserve increased the benchmark federal funds rate in March and June of this year by a quarter percentage point each time. U.S. bond markets rose for the six-month period, led by U.S. long credit. The yield on the benchmark 10-year Treasury note fell 14 basis points to end the period at 2.31%, and the spread between U.S. corporate bonds and Treasuries declined by a modest 14 basis points.

The fund’s allocation to high-yield debt and exposure to short interest duration, or the fund’s relatively low sensitivity to interest rates compared with the benchmark, were additive to results. High-yield bond investments in the energy sector, however, detracted from returns as oil prices declined due to concerns of oversupply.

The fund’s portfolio managers believe current fundamentals support a constructive high-yield market environment. While we are monitoring the Federal Reserve’s tightening monetary policy, maturities in the high-yield market have tended to be shorter than some other markets, which should help dampen the effect of rising rates.

			Percent of net assets
Largest holdings	VRX	2.8%	Sprint Nextel	1.4%
(by issuer)	Altice	1.9	Chesapeake Energy	1.4
	Cheniere Energy	1.8	AES	1.3
	First Quantum Minerals	1.7	Cliffs Natural Resources	1.3
	Tenet Healthcare	1.5	CCO Holdings LLC and CCO Holdings Capital	1.3

32	American Funds Insurance Series

High-Income Bond Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

	Class 1	4.60%	13.18%	5.79%	5.63%	8.94%	.49%
	Class 1A	4.60	13.03	5.56	5.38	8.67	.74[2]
	Class 2	4.43	13.00	5.54	5.37	8.61	.74
	Class 3	4.46	12.94	5.59	5.44	8.74	.67
	Class 4	4.29	12.63	5.37	5.15	8.41	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: Bloomberg Index Services Ltd.

[2]Basedon estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 1.37% for the six months ended June 30, 2017, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index[1] rose 1.35%.

The Federal Reserve increased the benchmark federal funds overnight lending rate in March and June of this year by a quarter percentage point each time. Long maturity U.S. Treasury yields modestly declined, pushing their prices higher. The housing market continued to function smoothly as home sales rose modestly and home prices increased about 5% on a year-over-year basis.

The fund’s investments in the agency mortgage-backed securities sector, inflation linked treasury bonds and securitized debt were additive to relative returns. As the yield curve flattened, the fund’s curve positioning detracted from relative returns.

The fund’s portfolio managers seek to identify high-quality mortgage-backed securities based on our bottom-up approach to investing. In the current environment, demand for flight-to-safety assets and the fund’s low correlation to equities should help investors navigate macroeconomic and geopolitical uncertainty and remain well diversified.

	Percent of net assets
Breakdown of	30-year pass-throughs:
mortgage-backed	Ginnie Mae	14.1%
obligations	Fannie Mae	6.8
	Freddie Mac	27.9	48.8%

	Other		13.2

	Total		62.0%

34	American Funds Insurance Series

Mortgage Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

	Class 1	1.51%	1.12%	2.17%	2.83%	.46%
	Class 1A	1.41	.89	1.92	2.58	.71[2]
	Class 2	1.37	.85	1.91	2.58	.71
	Class 4	1.25	.62	1.78	2.41	.96

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: BloombergIndex Services Ltd.

[2]Basedon estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series	35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund gained 0.09% for the six months ended June 30, 2017, while the Bloomberg Barclays Short-Term Government/Corporate Index[1] gained 0.43%.

The fund’s returns were higher than in 2016 as yields on three-month Treasury bills were up approximately 50 basis points since the end of last year. Short-term interest rates still remain near historically low levels.

The Federal Reserve raised the benchmark federal funds rate by a quarter percentage point twice this year, reassuring investors of persistent U.S. economic strength. Given these increases in interest rates, the fund’s portfolio managers believe the fund has the potential to provide current income.

36	American Funds Insurance Series

Ultra-Short Bond Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
	Class 1.27%		.36%	–.09%	.36%	3.53%	.35%
	Class 1A	.26	.23	–.31	.12	3.28	.60[2]
	Class 2.09		–.00	–.36	.09	3.24	.60
	Class 3.18		.09	–.29	.16	3.35	.53
	Class 4	–.00	–.18	–.45	–.08	3.04	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: BloombergIndex Services Ltd.

[2]Basedon estimated amounts for the current fiscal year.

		Percent of net assets
Where the fund’s assets were invested as of June 30, 2017	Commercial paper	68.9%
	Federal agency discount notes	24.8
	Bonds & notes of governments & government agencies outside the U.S.	3.2
	U.S. Treasury bills	3.2
	Other assets less liabilities	(.1)

	Total	100.0%

American Funds Insurance Series	37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 1.76% for the six months ended June 30, 2017, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index[1] rose 1.64%.

The Federal Reserve increased the benchmark federal funds rate by a quarter percentage point twice this year — moves that lend credence to the case for continued domestic growth and economic stability. U.S. government debt rose modestly. The yield on the benchmark 10-year Treasury note declined by 14 basis points over the six months to end the period at 2.31%.

Some of the major themes driving the markets in the first half of 2017 were concerns about global economic growth, geopolitical events such as elections in Europe, and recent weak consumer price infiation in the U.S.

During the period, the fund’s duration contributed to relative returns. The fund also benefited from sector allocation, with U.S. agency securities contributing to relative returns. As the yield curve flattened, yield curve positioning detracted from relative returns.

The fund strives to meet its objective of providing a high level of current income consistent with the preservation of capital. The fund’s portfolio managers have positioned the fund with the expectation that rate hikes over the next two to three years will be at a slower pace than is currently priced into the market. They believe this can lead to a steepening yield curve and higher infiation expectations.

			Percent of net assets
Breakdown of mortgage-backed obligations	30-year pass-throughs:
	Freddie Mac	10.5%
	Fannie Mae	13.2
	Ginnie Mac	8.1	31.8%

	Other		4.2

	Total		36.0%

38	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio

	Class 1	1.87%	–.67%	1.63%	3.96%	5.96%	.36%
	Class 1A	1.86	–.80	1.40	3.72	5.70	.61[2]
	Class 2	1.76	–.93	1.36	3.70	5.66	.61
	Class 3	1.83	–.86	1.43	3.78	5.77	.54
	Class 4	1.62	–1.24	1.21	3.49	5.45	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: Bloomberg Index Services Ltd.

[2]Based on estimated amounts for the current fiscal year.

Percent of net assets
Where the fund’s assets were invested as of June 30, 2017

American Funds Insurance Series 39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth Fund gained 13.91% for the six months ended June 30, 2017. Standard & Poor’s 500 Managed Risk Index – Moderate Aggressive[1] rose 7.89%. Standard & Poor’s 500 Composite Index,[2] a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 9.34%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

While the underlying fund’s larger-than-index investments and strong stock selection in consumer discretionary and information technology added to returns, energy stocks detracted from the fund’s results.

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

	Class P1	14.10%	20.64%	8.32%	.87%	.71%
	Class P2	13.91	20.24	7.96	1.12	.96

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios, which are restated for Class P1 shares to reflect current fees, are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

[2]Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40	American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk International Fund advanced 16.57% for the six months ended June 30, 2017, outpacing the Standard & Poor’s EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,[1] which rose 11.59%. The MSCI ACWI (All Country World Index) ex USA[2] rose 14.10%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying fund’s investments in the information technology sector contributed most to returns, while holdings in the energy sector hindered returns.

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

	Class P1	16.87%	17.80%	2.40%	1.05%	.89%
	Class P2	16.57	17.37	2.00	1.30	1.14

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios, which are restated for Class P1 shares to reflect current fees, are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

[2]Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Blue Chip Income and Growth Fund gained 5.11% for the six months ended June 30, 2017, trailing Standard & Poor’s 500 Managed Risk Index – Moderate Aggressive,[1] which rose 7.89%. Standard & Poor’s 500 Composite Index,[2] a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 9.34%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying fund’s investments in industrials and consumer discretionary boosted fund results on a relative basis, while investments in the information technology sector were a drag on relative returns.

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

	Class P1	5.37%	12.31%	7.60%	.92%	.76%
	Class P2	5.11	11.89	7.21	1.17	1.01

Investment results assume all distributions are reinvested and refect applicable fees and expenses. Expense ratios, which are restated for Class P1 shares to reflect current fees, are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

1Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

[2]Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42	American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Growth-Income Fund gained 9.10% for the six months ended June 30, 2017, outpacing the Standard & Poor’s 500 Managed Risk Index – Moderate Aggressive,[1] which rose 7.89%. Standard & Poor’s 500 Composite Index,[2] a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 9.34%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying fund’s stock selection and overweight position in consumer discretionary added the most to returns. The fund’s weakest sector on an absolute basis was energy, impacted by a decline in oil prices on concerns of oversupply.

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

	Class P1	9.11%	15.96%	7.83%	.83%	.67%
	Class P2	9.10	15.77	7.50	1.08	.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios, which are restated for Class P1 shares to reflect current fees, are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

[2]Source: S&P Dow Jones Indices LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Managed Risk Asset Allocation Fund rose 7.43% for the six months ended June 30, 2017, beating the Standard & Poor’s 500 Managed Risk Index – Moderate,[1] which rose 7.16%. Standard & Poor’s 500 Composite Index,[2] a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, gained 9.34%, while the Bloomberg Barclays U.S. Aggregate Index,[3] which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 2.27%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying fund’s investments in the information technology sector contributed the most to absolute returns. Holdings in the energy sector hindered returns as oil prices slumped on concerns of oversupply.

Average annual total returns based on a $1,000 investment	For periods ended June 30, 2017
		6 months	1 year	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

	Class P1	7.53%	12.01%	8.11%	.70%	.65%
	Class P2	7.43	11.74	7.84	.95	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017. The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. Investment results and net expense ratios shown reflect the waiver, without which the results would have been lower and the expenses would have been higher. This waiver will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

[2]Source: S&P Dow Jones Indices LLC.

[3]Source: Bloomberg Index Services Ltd.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

44	American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 97.12%		Shares	Value (000)
Information	Taiwan Semiconductor Manufacturing Co., Ltd.	27,614,000	$189,267
technology	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	335,000	11,712
29.76%	Alphabet Inc., Class A1	140,400	130,527
	Alphabet Inc., Class C1	71,052	64,567
	Nintendo Co., Ltd.	516,200	172,931
	ASML Holding NV	675,542	88,036
	ASML Holding NV (New York registered)	643,900	83,907
	Facebook, Inc., Class A1	898,500	135,656
	Alibaba Group Holding Ltd. (ADR)[1]	781,050	110,050
	Microsoft Corp.	1,380,000	95,123
	Visa Inc., Class A	998,800	93,668
	Murata Manufacturing Co., Ltd.	608,000	92,274
	Broadcom Ltd.	392,200	91,402
	Samsung Electronics Co., Ltd.	18,520	38,476
	Samsung Electronics Co., Ltd., nonvoting preferred	18,500	30,107
	Tencent Holdings Ltd.	1,800,000	64,369
	AAC Technologies Holdings Inc.	4,418,540	55,236
	Just Eat PLC[1]	5,264,900	44,915
	Other securities		148,947

			1,741,170

Consumer	Amazon.com, Inc.[1]	297,100	287,593
discretionary	Ulta Beauty, Inc.[1]	315,300	90,598
19.00%	Home Depot, Inc.	513,000	78,694
	Peugeot SA	3,878,800	77,373
	Priceline Group Inc.[1]	39,000	72,950
	Industria de Diseño Textil, SA	1,723,000	66,142
	McDonald’s Corp.	293,000	44,876
	Naspers Ltd., Class N	208,300	40,522
	Other securities		352,875

			1,111,623

Health care	Regeneron Pharmaceuticals, Inc.[1]	243,700	119,691
13.90%	UnitedHealth Group Inc.	344,700	63,914
	Bayer AG	421,600	54,509
	Boston Scientific Corp.[1]	1,779,200	49,319
	Express Scripts Holding Co.[1]	720,200	45,978
	AstraZeneca PLC	686,500	45,914
	Sartorius AG, non-registered shares, nonvoting preferred	444,000	42,841
	Straumann Holding AG	71,500	40,675
	Eurofins Scientific SE, non-registered shares	68,145	38,383
	Mettler-Toledo International Inc.[1]	65,000	38,255
	Other securities		273,900

			813,379

Financials	AIA Group Ltd.	15,387,900	112,441
9.74%	JPMorgan Chase & Co.	869,100	79,436
	Indiabulls Housing Finance Ltd.	3,031,000	50,463
	Prudential PLC	1,905,134	43,696
	MarketAxess Holdings Inc.	188,000	37,807
	Other securities		245,859

			569,702

American Funds Insurance Series	45

Global Growth Fund

Common stocks (continued)		Shares	Value (000)
Consumer staples	British American Tobacco PLC	1,938,000	$132,114
7.61%	Nestlé SA	739,650	64,369
	Altria Group, Inc.	650,000	48,405
	Pernod Ricard SA	301,400	40,363
	Other securities		159,630

			444,881

Industrials	Airbus SE, non-registered shares	1,109,500	91,239
6.14%	KONE Oyj, Class B	880,000	44,767
	Caterpillar Inc.	399,000	42,877
	ASSA ABLOY AB, Class B	1,677,000	36,846
	Other securities		143,617

			359,346

Energy	Other securities		144,098

2.46%

Materials	Sherwin-Williams Co.	116,000	40,711
2.06%	Other securities		79,594

			120,305

Telecommunication	SoftBank Group Corp.	776,000	62,763
services	Other securities		22,870

1.46%			85,633

Miscellaneous	Other common stocks in initial period of acquisition		291,977

4.99%	Total common stocks (cost: $4,016,519,000)		5,682,114

Bonds, notes & other debt instruments 0.04%		Principal amount (000)
U.S. Treasury bonds & notes 0.04%
U.S. Treasury 0.04%	Other securities		1,999

	Total bonds, notes & other debt instruments (cost: $1,999,000)		1,999

Short-term securities 3.03%
	Other securities		177,358

	Total short-term securities (cost: $177,375,000)		177,358

	Total investment securities 100.19% (cost: $4,195,893,000)		5,861,471
	Other assets less liabilities (0.19)%		(10,921)

	Net assets 100.00%		$5,850,550

46	American Funds Insurance Series

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $41,497,000, which represented .71% of the net assets of the fund. “Other securities“ also includes securities (with an aggregate value of $153,405,000, which represented 2.62% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)

USD5,243	JPY581,294	Bank of America, N.A.	7/25/2017	$69

[1]	Security did not produce income during the last 12 months.

Key to abbreviations and symbol

ADR = American Depositary Receipts

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	47

Global Small Capitalization Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.48%		Shares	Value (000)
Consumer	Domino’s Pizza, Inc.	242,300	$51,254
discretionary	zooplus AG, non-registered shares[1]	250,671	49,817
21.57%	Hilton Grand Vacations Inc.[1]	1,114,900	40,203
	GVC Holdings PLC	4,048,748	39,892
	Cedar Fair, LP	531,000	38,285
	Melco International Development Ltd.	13,831,000	37,025
	Five Below, Inc.[1]	684,000	33,769
	Tele Columbus AG1	2,743,000	30,389
	Hostelworld Group PLC[2]	5,720,000	25,852
	Vail Resorts, Inc.	121,107	24,564
	AA PLC	7,894,804	23,444
	Other securities		475,713

			870,207

Information	Qorvo, Inc.[1]	1,783,038	112,902
technology	VTech Holdings Ltd.	2,189,000	34,682
16.57%	AAC Technologies Holdings Inc.	2,563,061	32,041
	ZPG PLC	6,660,920	31,388
	II-VI, Inc.[1]	814,200	27,927
	Paycom Software, Inc.[1]	374,985	25,653
	Hamamatsu Photonics KK	785,753	24,102
	Lumentum Holdings Inc.[1]	419,900	23,955
	Mellanox Technologies, Ltd.[1]	553,000	23,945
	Topcon Corp.	1,360,510	23,394
	Other securities		308,651

			668,640

Health care	Insulet Corp.[1]	1,298,633	66,633
16.05%	GW Pharmaceuticals PLC (ADR)[1]	652,600	65,423
	China Biologic Products, Inc.[1]	503,000	56,889
	athenahealth, Inc.[1]	342,000	48,068
	Kite Pharma, Inc.[1]	385,539	39,969
	Illumina, Inc.[1]	230,200	39,944
	Integra LifeSciences Holdings Corp.[1]	688,523	37,531
	NuVasive, Inc.[1]	460,750	35,441
	iRhythm Technologies, Inc.[1]	807,980	34,331
	Bluebird Bio, Inc.[1]	267,765	28,129
	Ultragenyx Pharmaceutical Inc.[1]	387,108	24,043
	Other securities		170,898

			647,299

Industrials	International Container Terminal Services, Inc.	20,180,000	39,112
10.02%	Other securities		364,989

			404,101

Financials	Kotak Mahindra Bank Ltd.	3,282,732	48,540
8.40%	Essent Group Ltd.[1]	1,058,841	39,325
	Texas Capital Bancshares, Inc.[1]	481,423	37,262
	Webster Financial Corp.	553,000	28,878
	Avanza Bank Holding AB	560,129	24,460
	Other securities		160,380

			338,845

Consumer staples	COSMOS Pharmaceutical Corp.	193,900	37,720
3.65%	Other securities		109,464

			147,184

48	American Funds Insurance Series

Global Small Capitalization Fund

Common stocks		Shares	Value (000)

Materials	Lundin Mining Corp.	5,999,000	$34,094
3.46%	Other securities		105,345

			139,439

Real estate	WHA Corp. PCL	340,831,250	31,705
2.75%	MGM Growth Properties LLC REIT, Class A	1,048,600	30,608
	Other securities		48,469

			110,782

Energy	Other securities		104,542

2.59%

Utilities	ENN Energy Holdings Ltd.	4,991,400	30,112
2.16%	Other securities		57,118

			87,230

Telecommunication	Other securities		17,039

services 0.42%

Miscellaneous	Other common stocks in initial period of acquisition		195,276

4.84%	Total common stocks (cost: $3,037,636,000)		3,730,584

Rights & warrants 0.02%

Real estate	Other securities		227

0.01%

Miscellaneous	Other rights & warrants in initial period of acquisition		424

0.01%	Total rights & warrants (cost: $431,000)		651

Bonds, notes & other debt instruments 0.69%		Principal amount (000)

Corporate bonds & notes 0.59%

Consumer	Caesars Entertainment Operating Co. 10.00% 2018[3]	$ 25,950	24,004

discretionary 0.59%

U.S. Treasury bonds & notes 0.10%

U.S. Treasury	Other securities		4,116

0.10%	Total bonds, notes & other debt instruments (cost: $25,619,000)		28,120

Short-term securities 6.87%
	Bank of Montreal 1.15% due 8/15/2017	30,000	29,952
	Fairway Finance Corp. 1.24% due 9/13/2017[4]	10,000	9,973
	Federal Home Loan Bank 1.03%–1.05% due 9/6/2017–10/3/2017	52,700	52,572
	Nordea Bank AB 1.03% due 7/20/2017[4]	55,900	55,864

American Funds Insurance Series	49

Global Small Capitalization Fund

Short-term securities (continued)	Principal amount (000)	Value (000)

Statoil ASA 1.14% due 7/28/2017[4]	$25,000	$24,979
Victory Receivables Corp. 1.22% due 7/21/2017[4]	30,000	29,975
Other securities		73,788

Total short-term securities (cost: $277,117,000)		277,103

Total investment securities 100.06% (cost: $3,340,803,000)		4,036,458
Other assets less liabilities (0.06)%		(2,599)

Net assets 100.00%		$4,033,859

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $11,697,000, an aggregate cost of $10,011,000, and which represented .29% of the net assets of the fund) were acquired from 5/1/2015 to 4/28/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a security which was pledged as collateral. The total value of pledged collateral was $654,000, which represented .02% of the net assets of the fund.

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)	Counterparty	Settlement date

USD3,971	JPY437,000	UBS AG	7/12/2017	$ 83
USD44,059	GBP34,000	HSBC Bank	7/13/2017	(244)
USD15,876	JPY1,765,175	JPMorgan Chase	7/28/2017	162
USD10,245	INR663,163	Citibank	7/31/2017	30
USD15,586	GBP12,190	Citibank	8/21/2017	(317)

$(286)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)

Hostelworld Group PLC	–	5,720,000	–	5,720,000	$–	$2,585	$999	$25,852
Time Technoplast Ltd.[5]	11,888,000	–	11,888,000	–	5,933	107	–	–
Indochine Mining Ltd.[1,5,6]	182,998	–	182,998	–	(8,032)	8,032	–	–
Victoria Oil & Gas PLC[1,5]	6,966,560	–	6,966,560	–	(1,438)	3,759	–	–

					$(3,537)	$14,483	$999	$25,852

50	American Funds Insurance Series

Global Small Capitalization Fund

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $190,528,000, which represented 4.72% of the net assets of the fund.
[5]	Unaffiliated issuer at 6/30/2017.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $56,540,000, which represented 1.40% of the net assets of the fund. This amount includes $43,269,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Key to abbreviations and symbol

ADR = American Depositary Receipts

GBP = British pounds

INR = Indian rupees

JPY = Japanese yen

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	51

Growth Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.89%		Shares	Value (000)

Information	Facebook, Inc., Class A1	8,340,500	$1,259,249
technology	Alphabet Inc., Class C1	613,000	557,052
30.26%	Alphabet Inc., Class A1	271,500	252,408
	Microsoft Corp.	11,676,000	804,827
	Broadcom Ltd.	3,068,300	715,067
	Apple Inc.	3,851,000	554,621
	ASML Holding NV (New York registered)	2,251,504	293,393
	ASML Holding NV	1,199,568	156,327
	Taiwan Semiconductor Manufacturing Co., Ltd.	48,812,000	334,559
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,225,392	112,760
	Visa Inc., Class A	2,955,000	277,120
	Samsung Electronics Co., Ltd.	89,330	185,585
	Intel Corp.	4,926,000	166,203
	Alibaba Group Holding Ltd. (ADR)[1]	1,143,000	161,049
	TE Connectivity Ltd.	1,925,000	151,459
	Adobe Systems Inc.[1]	1,000,000	141,440
	Other securities		1,016,208

			7,139,327

Consumer	Amazon.com, Inc.[1]	1,393,416	1,348,827
discretionary	Tesla, Inc.[1]	1,506,200	544,657
20.78%	Home Depot, Inc.	2,985,000	457,899
	Netflix, Inc.[1]	2,746,000	410,280
	Comcast Corp., Class A	10,390,000	404,379
	Ulta Beauty, Inc.[1]	1,120,000	321,821
	Priceline Group Inc.[1]	131,531	246,031
	Starbucks Corp.	4,195,000	244,610
	Charter Communications, Inc., Class A1	698,680	235,350
	Other securities		688,079

			4,901,933

Health care	UnitedHealth Group Inc.	3,517,500	652,215
14.59%	Regeneron Pharmaceuticals, Inc.[1]	834,500	409,856
	Centene Corp.[1]	4,031,052	322,000
	Intuitive Surgical, Inc.[1]	313,500	293,239
	Humana Inc.	993,200	238,984
	Vertex Pharmaceuticals Inc.[1]	1,711,200	220,522
	Boston Scientific Corp.[1]	7,845,000	217,463
	Thermo Fisher Scientific Inc.	995,000	173,598
	Incyte Corp.[1]	1,040,000	130,946
	Other securities		784,045

			3,442,868

Energy	EOG Resources, Inc.	2,402,400	217,465
7.45%	Schlumberger Ltd.	2,900,000	190,936
	Concho Resources Inc.[1]	1,550,000	188,372
	Noble Energy, Inc.	5,663,000	160,263
	Suncor Energy Inc.	4,402,090	128,621
	Other securities		872,407

			1,758,064

Financials	JPMorgan Chase & Co.	2,635,000	240,839
7.34%	Wells Fargo & Co.	3,335,000	184,792
	Legal & General Group PLC	40,158,246	135,102
	Other securities		1,171,273

			1,732,006

52	American Funds Insurance Series

Growth Fund

Common stocks		Shares	Value (000)

Industrials	Boeing Co.	876,400	$173,308
6.13%	Fortive Corp.	2,329,397	147,567
	TransDigm Group Inc.	524,000	140,888
	MTU Aero Engines AG	941,034	132,738
	Rockwell Collins, Inc.	1,225,000	128,723
	Other securities		723,031

			1,446,255

Consumer staples	Constellation Brands, Inc., Class A	815,000	157,890
2.32%	Other securities		389,821

			547,711

Telecommunication	Zayo Group Holdings, Inc.[1]	6,245,000	192,970
services	Other securities		26,491

0.93%			219,461

Other	Other securities		324,938

1.38%

Miscellaneous	Other common stocks in initial period of acquisition		402,317

1.71%	Total common stocks (cost: $14,405,033,000)		21,914,880

Convertible stocks 0.05%

Consumer	Other securities		12,276

discretionary	Total convertible stocks (cost: $10,650,000)		12,276

0.05%

Short-term securities 7.21%		Principal amount (000)

	Apple Inc. 0.89%–1.15% due 7/20/2017–9/19/2017[2]	$ 135,000	134,824
	Chariot Funding, LLC 0.95%–1.00% due 7/7/2017–7/14/2017[2]	150,000	149,954
	Federal Home Loan Bank 0.84%–1.03% due 7/5/2017–9/20/2017	909,575	908,835
	Jupiter Securitization Co., LLC 0.95% due 7/3/2017[2]	20,000	19,998
	Other securities		486,947

	Total short-term securities (cost: $1,700,520,000)		1,700,558

	Total investment securities 100.15% (cost: $16,116,203,000)		23,627,714
	Other assets less liabilities (0.15)%		(35,001)

	Net assets 100.00%		$23,592,713

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $12,276,000, which represented .05% of the net assets of the fund. This security was acquired for $10,650,000 on 5/22/2015 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series	53

Growth Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $686,896,000, which represented 2.91% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

54	American Funds Insurance Series

International Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 90.29%		Shares	Value (000)

Financials	AIA Group Ltd.	40,078,700	$292,860
16.62%	HDFC Bank Ltd.[1]	10,149,569	261,259
	HDFC Bank Ltd. (ADR)	352,300	30,639
	UniCredit SpA[2]	7,776,692	145,223
	Prudential PLC	5,142,265	117,944
	Kotak Mahindra Bank Ltd.	6,186,048	91,469
	Barclays PLC	34,317,708	90,623
	BNP Paribas SA	1,002,776	72,224
	Credit Suisse Group AG	4,172,789	60,314
	Other securities		296,876

			1,459,431

Information	Tencent Holdings Ltd.	8,410,399	300,762
technology	Samsung Electronics Co., Ltd.	137,599	285,865
13.61%	Alibaba Group Holding Ltd. (ADR)[2]	1,844,800	259,932
	ASML Holding NV	693,834	90,420
	Nintendo Co., Ltd.	188,239	63,062
	Other securities		194,919

			1,194,960

Consumer	Altice NV, Class A2	7,869,893	181,570
discretionary	Altice NV, Class B2	1,118,127	25,803
13.22%	Kering SA	431,324	146,904
	Galaxy Entertainment Group Ltd.	18,326,000	111,259
	Hyundai Motor Co.	653,354	91,081
	Naspers Ltd., Class N	364,200	70,850
	Sony Corp.	1,580,500	60,227
	Sands China Ltd.	13,028,000	59,655
	Other securities		413,431

			1,160,780

Health care	Novartis AG	1,967,000	163,694
9.59%	Teva Pharmaceutical Industries Ltd. (ADR)	3,660,300	121,595
	Grifols, SA, Class B, preferred nonvoting, non-registered shares	3,304,730	69,828
	Grifols, SA, Class A, non-registered shares	881,000	24,537
	Grifols, SA, Class B (ADR)	793,690	16,771
	Takeda Pharmaceutical Co. Ltd.	1,646,500	83,573
	UCB SA	1,111,391	76,455
	Merck KGaA	567,900	68,592
	Sysmex Corp.	1,055,000	62,939
	Other securities		153,565

			841,549

Consumer staples	Nestlé SA	1,317,700	114,675
8.28%	AMOREPACIFIC Corp.	385,274	102,367
	Pernod Ricard SA	717,437	96,077
	Associated British Foods PLC	2,250,488	86,058
	British American Tobacco PLC	1,126,000	76,760
	Treasury Wine Estates Ltd.	6,529,100	66,040
	Other securities		185,182

			727,159

Industrials	Airbus SE, non-registered shares	2,559,364	210,469
8.08%	Rolls-Royce Holdings PLC[2]	8,468,900	98,280
	Other securities		400,540

			709,289

American Funds Insurance Series	55

International Fund

Common stocks (continued)		Shares	Value (000)

Utilities	Power Grid Corp. of India Ltd.	35,497,206	$115,628
5.86%	DONG Energy AS	1,873,324	84,568
	ENN Energy Holdings Ltd.	13,136,000	79,246
	CK Infrastructure Holdings Ltd.	7,942,000	66,731
	China Gas Holdings Ltd.	31,610,000	63,807
	Other securities		104,190

			514,170

Materials	Nitto Denko Corp.	1,092,000	89,710
5.29%	Grasim Industries Ltd.	3,031,988	58,264
	Other securities		316,366

			464,340

Energy	Royal Dutch Shell PLC, Class B	2,974,624	79,907
3.80%	Royal Dutch Shell PLC, Class A	2,338,425	61,980
	Other securities		191,776

			333,663

Telecommunication	Nippon Telegraph and Telephone Corp.	2,715,000	128,176
services	SoftBank Group Corp.	911,900	73,755
3.02%	Other securities		63,242

			265,173

Real estate	Cheung Kong Property Holdings Ltd.	12,918,528	101,181
1.93%	Other securities		68,688

			169,869

Miscellaneous	Other common stocks in initial period of acquisition		86,831

0.99%	Total common stocks (cost: $6,468,357,000)		7,927,214

Bonds, notes & other debt instruments 0.75%		Principal amount (000)

Corporate bonds & notes 0.45%

Other	Other securities		39,031

0.45%	Total corporate bonds & notes		39,031

U.S. Treasury bonds & notes 0.26%

U.S. Treasury	Other securities		22,819

0.26%

Bonds & notes of governments outside the U.S. 0.04%

	Other securities		3,838

	Total bonds, notes & other debt instruments (cost: $55,678,000)		65,688

56	American Funds Insurance Series

International Fund

Short-term securities 9.06%	Principal amount (000)	Value (000)

Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.03% due 7/12/2017	$ 55,000	$54,978
Federal Home Loan Bank 0.82%–1.07% due 7/7/2017–10/27/2017	408,200	407,665
Mizuho Bank, Ltd. 0.95%–1.19% due 7/3/2017–7/26/2017[3]	105,200	105,145
Other securities		228,011

Total short-term securities (cost: $795,808,000)		795,799

Total investment securities 100.10% (cost: $7,319,843,000)		8,788,701
Other assets less liabilities (0.10)%		(9,083)

Net assets 100.00%		$8,779,618

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	57

International Fund

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD26,925	INR1,744,071	Bank of America, N.A.	7/31/2017	$59

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $261,259,000, which represented 2.98% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $340,257,000, which represented 3.88% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

INR = Indian rupees

USD/$ = U.S. dollars

See Notes to Financial Statements

58	American Funds Insurance Series

New World Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 89.02%		Shares	Value (000)
Information technology 24.07%	Taiwan Semiconductor Manufacturing Co., Ltd.	9,887,000	$67,766
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	700,000	24,472
	Murata Manufacturing Co., Ltd.	584,000	88,632
	Alphabet Inc., Class C1	69,700	63,338
	Alphabet Inc., Class A1	16,900	15,712
	Facebook, Inc., Class A1	399,100	60,256
	Samsung Electronics Co., Ltd.	18,500	38,434
	Samsung Electronics Co., Ltd., nonvoting preferred	7,750	12,613
	Alibaba Group Holding Ltd. (ADR)[1]	361,550	50,942
	Microsoft Corp.	729,000	50,250
	Intel Corp.	1,293,460	43,641
	United Microelectronics Corp.	80,327,000	38,949
	Broadcom Ltd.	159,750	37,230
	Baidu, Inc., Class A (ADR)[1]	177,600	31,766
	Yandex NV, Class A1	1,201,950	31,539
	TravelSky Technology Ltd., Class H	7,580,456	22,331
	Other securities		80,686

			758,557

Consumer discretionary 10.99%	Matahari Department Store Tbk PT2	38,552,200	40,941
	Domino’s Pizza, Inc.	173,400	36,679
	Kroton Educacional SA, ordinary nominative	7,721,000	34,656
	Naspers Ltd., Class N	177,519	34,534
	Sony Corp.	700,000	26,674
	Maruti Suzuki India Ltd.	224,500	25,068
	MakeMyTrip Ltd., non-registered shares[1]	733,931	24,623
	Starbucks Corp.	380,000	22,158
	Other securities		101,056

			346,389

Financials 10.66%	HDFC Bank Ltd.[2]	1,891,100	48,678
	HDFC Bank Ltd. (ADR)	208,400	18,125
	BM&FBOVESPA SA -Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	7,928,300	47,265
	Grupo Financiero Galicia SA, Class B (ADR)	935,951	39,909
	AIA Group Ltd.	4,611,600	33,698
	Housing Development Finance Corp. Ltd.	1,158,700	28,950
	Other securities		119,565

			336,190

Consumer staples 8.59%	British American Tobacco PLC	1,440,000	98,165
	CP ALL PCL	17,121,500	31,627
	Nestlé SA	312,196	27,169
	Lenta Ltd. (GDR)[1]	4,126,200	23,973
	Lenta Ltd. (GDR)[1,3]	244,500	1,421
	Foshan Haitian Flavouring and Food Co. Ltd., Class A	1,999,900	12,030
	Other securities		76,381

			270,766

Energy 8.57%	Reliance Industries Ltd.[1]	6,506,589	138,915
	Other securities		131,101

			270,016

American Funds Insurance Series	59

New World Fund

Common stocks (continued)		Shares	Value (000)
Industrials 6.26%	Airbus SE, non-registered shares	612,229	$50,347
	Eicher Motors Ltd.[1]	104,200	43,589
	Grupo Aeroportuario del Sureste, SA de CV, Series B	1,315,200	27,749
	Other securities		75,792

			197,477

Health care 4.95%	Hypermarcas SA, ordinary nominative	4,903,700	41,149
	CSL Ltd.	269,500	28,591
	Other securities		86,271

			156,011

Materials 4.88%	Randgold Resources Ltd.	529,600	46,939
	Vale SA, Class A, preferred nominative	2,830,000	22,988
	Klabin SA, units	4,487,400	21,984
	Other securities		61,817

			153,728

Utilities 2.72%	Infraestructura Energética Nova, SAB de CV	13,547,613	72,222
	Other securities		13,535

			85,757

Telecommunication services 1.94%	SoftBank Group Corp.	650,000	52,572
	Other securities		8,558

			61,130

Real estate 1.17%	American Tower Corp. REIT	236,800	31,333
	Other securities		5,471

			36,804

Miscellaneous 4.22%	Other common stocks in initial period of acquisition		133,078

	Total common stocks (cost: $2,336,213,000)		2,805,903

Rights & warrants 1.54%
Consumer staples 1.34%	Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[2,3]	5,330,000	32,061
	Other securities		10,052

			42,113

Consumer discretionary 0.20%	Other securities		6,248

	Total rights & warrants (cost: $40,814,000)		48,361

Bonds, notes & other debt instruments 3.20%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.59%
	Other securities		81,623

Corporate bonds & notes 0.56%
Other 0.56%	Other securities		17,837

	Total corporate bonds & notes		17,837

60	American Funds Insurance Series

New World Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 0.05%

U.S. Treasury	Other securities		$1,499

0.05%	Total bonds, notes & other debt instruments (cost: $99,154,000)		100,959

Short-term securities 5.56%

	Federal Home Loan Bank 0.83%–0.95% due 7/11/2017–8/23/2017	$40,000	39,957
	Liberty Street Funding Corp. 1.22% due 7/5/2017[3]	24,300	24,296
	Nordea Bank AB 1.03% due 7/20/2017[3]	39,200	39,175
	Sumitomo Mitsui Banking Corp. 1.15% due 7/21/2017[3]	22,200	22,184
	Victory Receivables Corp. 1.20%–1.22% due 7/11/2017–7/21/2017[3]	37,700	37,672
	Other securities		12,063

	Total short-term securities (cost: $175,358,000)		175,347

	Total investment securities 99.32% (cost: $2,651,539,000)		3,130,570
	Other assets less liabilities 0.68%		21,335

	Net assets 100.00%		$3,151,905

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series	61

New World Fund

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD526	COP1,530,569	Citibank	7/10/2017	$25
USD1,315	ZAR16,955	Goldman Sachs	7/10/2017	21
USD1,397	BRL4,600	JPMorgan Chase	7/10/2017	12
USD3,162	INR204,401	JPMorgan Chase	7/10/2017	4
USD496	TRY1,775	Bank of America, N.A.	7/10/2017	(7)
USD1,897	MXN34,748	Bank of America, N.A.	7/10/2017	(14)
USD2,964	ZAR38,500	Barclays Bank PLC	7/12/2017	28
USD1,265	COP3,721,800	JPMorgan Chase	7/17/2017	47
USD900	BRL3,000	JPMorgan Chase	7/21/2017	(1)
USD298	EUR265	HSBC Bank	7/21/2017	(5)
USD3,967	INR257,150	JPMorgan Chase	8/10/2017	11
USD685	INR44,350	Citibank	8/10/2017	2
USD1,389	JPY153,000	Bank of America, N.A.	8/17/2017	25
USD570	JPY63,000	UBS AG	8/21/2017	8
USD595	EUR530	HSBC Bank	8/23/2017	(12)

				$144

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $158,032,000, which represented 5.01% of the net assets of the fund. This amount includes $58,508,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $209,408,000, which represented 6.64% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

BRL = Brazilian reais

COP = Colombian pesos

EUR = Euros

GDR = Global Depositary Receipts

INR = Indian rupees

JPY = Japanese yen

MXN = Mexican pesos

TRY = Turkish lira

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

62	American Funds Insurance Series

Blue Chip Income and Growth Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 96.55%		Shares	Value (000)

Health care 16.68%	AbbVie Inc.	6,761,500	$490,277
	Amgen Inc.	2,366,500	407,582
	Teva Pharmaceutical Industries Ltd. (ADR)	5,375,800	178,584
	Medtronic PLC	1,460,000	129,575
	Abbott Laboratories	1,576,100	76,614
	Bristol-Myers Squibb Co.	1,125,000	62,685
	Other securities		136,236

			1,481,553

Financials 14.50%	JPMorgan Chase & Co.	3,884,900	355,080
	Wells Fargo & Co.	5,444,000	301,652
	Prudential Financial, Inc.	2,649,000	286,463
	Citigroup Inc.	2,531,000	169,273
	American International Group, Inc.	1,506,300	94,174
	Other securities		81,000

			1,287,642

Information technology 13.63%	Apple Inc.	1,983,180	285,618
	Intel Corp.	7,487,200	252,618
	Texas Instruments Inc.	2,630,000	202,326
	Oracle Corp.	3,150,000	157,941
	Microsoft Corp.	2,050,000	141,306
	Western Union Co.	6,290,000	119,825
	Other securities		50,764

			1,210,398

Consumer staples 13.04%	Altria Group, Inc.	3,754,000	279,560
	Kimberly-Clark Corp.	1,395,800	180,212
	Kellogg Co.	2,152,800	149,533
	Philip Morris International Inc.	1,250,000	146,813
	Reynolds American Inc.	1,607,000	104,519
	Mondelez International, Inc.	1,580,000	68,240
	Kraft Heinz Co.	776,666	66,514
	Other securities		162,787

			1,158,178

Industrials 9.76%	CSX Corp.	3,641,500	198,680
	General Dynamics Corp.	740,696	146,732
	Illinois Tool Works Inc.	650,000	93,112
	Union Pacific Corp.	750,000	81,683
	Rockwell Automation	450,000	72,882
	Boeing Co.	329,000	65,060
	General Electric Co.	2,400,000	64,824
	Other securities		143,711

			866,684

Telecommunication services 7.54%	Verizon Communications Inc.	8,804,171	393,194
	AT&T Inc.	4,181,000	157,749
	CenturyLink, Inc.	4,966,000	118,588

			669,531

American Funds Insurance Series	63

Blue Chip Income and Growth Fund

Common stocks (continued)		Shares	Value (000)

Energy	Canadian Natural Resources, Ltd.	6,859,000	$197,814
5.83%	Exxon Mobil Corp.	2,054,000	165,819
	Halliburton Co.	2,419,700	103,345
	Other securities		50,842

			517,820

Consumer	Amazon.com, Inc.[1]	104,500	101,156
discretionary	Las Vegas Sands Corp.	1,435,000	91,682
4.81%	McDonald’s Corp.	500,000	76,580
	General Motors Co.	2,000,000	69,860
	Other securities		87,945

			427,223

Materials	Vale SA, Class A, preferred nominative (ADR)	14,564,737	118,703
3.73%	Vale SA, ordinary nominative (ADR)	460,500	4,029
	Freeport-McMoRan Inc.[1]	6,840,000	82,148
	Other securities		125,996

			330,876

Utilities	Exelon Corp.	2,263,000	81,626
1.67%	Other securities		66,357

			147,983

Real estate	Other securities		40,072

0.45%

Miscellaneous	Other common stocks in initial period of acquisition		435,631

4.91%	Total common stocks (cost: $6,803,622,000)		8,573,591

Short-term securities 3.24%		Principal amount (000)
	ExxonMobil Corp. 1.14% due 9/11/2017	$33,000	32,924
	Federal Home Loan Bank 0.91%–1.03% due 7/19/2017–9/5/2017	135,000	134,856
	Jupiter Securitization Co., LLC 0.93% due 7/17/2017[2]	50,000	49,972
	Other securities		70,180

	Total short-term securities (cost: $287,927,000)		287,932

	Total investment securities 99.79% (cost: $7,091,549,000)		8,861,523
	Other assets less liabilities 0.21%		18,249

	Net assets 100.00%		$8,879,772

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

64	American Funds Insurance Series

Blue Chip Income and Growth Fund

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $112,653,000, which represented 1.27% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	65

Global Growth and Income Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.54%		Shares	Value (000)

Information	Nintendo Co., Ltd.	278,000	$93,132
technology	Taiwan Semiconductor Manufacturing Co., Ltd.	9,480,800	64,982
22.19%	Microsoft Corp.	907,000	62,520
	Broadcom Ltd.	188,000	43,813
	Murata Manufacturing Co., Ltd.	183,000	27,773
	Facebook, Inc., Class A1	140,300	21,183
	Apple Inc.	138,000	19,875
	AAC Technologies Holdings Inc.	1,503,500	18,795
	TE Connectivity Ltd.	200,000	15,736
	Alibaba Group Holding Ltd. (ADR)[1]	105,000	14,795
	Alphabet Inc., Class C1	9,000	8,179
	Alphabet Inc., Class A1	6,000	5,578
	Other securities		33,060

			429,421

Financials	YES Bank Ltd.	815,000	18,453
10.78%	Prudential PLC	765,000	17,546
	Blackstone Group LP	453,250	15,116
	First Republic Bank	145,000	14,514
	CIT Group Inc.	250,000	12,175
	Capital One Financial Corp.	144,000	11,897
	Other securities		118,856

			208,557

Industrials	Airbus SE, non-registered shares	467,000	38,404
9.93%	Grupo Aeroportuario del Pacífico SAB de CV	2,080,000	23,425
	Lockheed Martin Corp.	82,300	22,847
	Boeing Co.	113,000	22,346
	Deutsche Post AG	523,000	19,605
	Flughafen Zürich AG	69,000	16,939
	Ryanair Holdings PLC (ADR)[1]	141,375	15,213
	Other securities		33,256

			192,035

Consumer staples	British American Tobacco PLC	1,144,000	77,987
9.80%	Nestlé SA	558,700	48,622
	Costco Wholesale Corp.	130,600	20,887
	Other securities		42,166

			189,662

Consumer	Amazon.com, Inc.[1]	20,000	19,360
discretionary	Home Depot, Inc.	122,000	18,715
8.82%	Sony Corp.	480,000	18,291
	ProSiebenSat.1 Media SE	430,000	17,995
	Vivendi SA	715,200	15,921
	Nitori Holdings Co., Ltd.	105,000	14,040
	Other securities		66,281

			170,603

Energy	Royal Dutch Shell PLC, Class B (ADR)	347,000	18,887
7.07%	Royal Dutch Shell PLC, Class A (ADR)	141,457	7,524
	BP PLC	4,030,206	23,243
	Reliance Industries Ltd.[1]	1,052,094	22,462

66	American Funds Insurance Series

Global Growth and Income Fund

Common stocks		Shares	Value (000)

	Enbridge Inc.	260,760	$10,381
	Enbridge Inc. (CAD denominated)	239,029	9,522
	Other securities		44,840

			136,859

Health care	UnitedHealth Group Inc.	255,100	47,301
6.99%	Hypermarcas SA, ordinary nominative	2,150,000	18,041
	Other securities		69,904

			135,246

Materials	Randgold Resources Ltd.	271,100	24,028
4.23%	James Hardie Industries PLC (CDI)	850,000	13,393
	Other securities		44,467

			81,888

Real estate	MGM Growth Properties LLC REIT, Class A	943,856	27,551
3.61%	Gaming and Leisure Properties, Inc. REIT	604,000	22,753
	Other securities		19,600

			69,904

Utilities	Infraestructura Energética Nova, SAB de CV	6,281,884	33,488
3.50%	DONG Energy AS	491,552	22,190
	Other securities		12,119

			67,797

Telecommunication	Vodafone Group PLC	4,350,000	12,337
services	Other securities		20,272

1.69%			32,609

Miscellaneous	Other common stocks in initial period of acquisition		76,045

3.93%	Total common stocks (cost: $1,435,467,000)		1,790,626

Rights & warrants 0.01%

Miscellaneous	Other rights & warrants in initial period of acquisition		178

0.01%	Total rights & warrants (cost: $187,000)		178

Convertible bonds 0.35%		Principal amount (000)

Miscellaneous	Other convertible bonds in initial period of acquisition		6,821

0.35%	Total convertible bonds (cost: $6,003,000)		6,821

Bonds, notes & other debt instruments 1.98%

Corporate bonds & notes 1.90%

Telecommunication	Sprint Corp. 7.25% 2021	$33,000	36,754

services 1.90%

American Funds Insurance Series	67

Global Growth and Income Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.08%
U.S. Treasury	Other securities		$1,599

0.08%	Total bonds, notes & other debt instruments (cost: $32,553,000)		38,353

Short-term securities 3.59%
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.16% due 7/14/2017	$47,800	47,778
	Nestlé Capital Corp. 1.14% due 9/12/2017[2]	15,500	15,463
	Other securities		6,098

	Total short-term securities (cost: $69,341,000)		69,339

	Total investment securities 98.47% (cost: $1,543,551,000)		1,905,317
	Other assets less liabilities 1.53%		29,699

	Net assets 100.00%		$1,935,016

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $6,491,000, which represented .34% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,463,000, which represented .80% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

See Notes to Financial Statements

68	American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 92.56%		Shares	Value (000)
Information	Microsoft Corp.	9,171,027	$632,159
technology	Alphabet Inc., Class A1	373,700	347,421
15.92%	Alphabet Inc., Class C1	303,884	276,149
	Texas Instruments Inc.	5,992,659	461,015
	Broadcom Ltd.	1,857,590	432,911
	Apple Inc.	2,379,100	342,638
	Oracle Corp.	5,921,000	296,879
	Intel Corp.	7,904,600	266,701
	Accenture PLC, Class A	1,654,500	204,629
	QUALCOMM Inc.	3,218,175	177,708
	Other securities		1,059,988

			4,498,198

Consumer	Amazon.com, Inc.[1]	1,061,200	1,027,242
discretionary	Netflix, Inc.[1]	3,716,277	555,249
14.98%	Comcast Corp., Class A	6,032,600	234,789
	Twenty-First Century Fox, Inc., Class A	6,891,000	195,291
	Home Depot, Inc.	1,243,000	190,676
	Time Warner Inc.	1,767,902	177,515
	Other securities		1,850,600

			4,231,362

Health care	AbbVie Inc.	7,549,600	547,422
14.57%	Amgen Inc.	2,858,916	492,391
	Stryker Corp.	2,203,757	305,837
	UnitedHealth Group Inc.	1,513,596	280,651
	Medtronic PLC	2,805,700	249,006
	Express Scripts Holding Co.[1]	3,627,500	231,580
	Gilead Sciences, Inc.	3,212,100	227,352
	Humana Inc.	877,000	211,024
	Merck & Co., Inc.	3,128,280	200,491
	Illumina, Inc.[1]	1,100,300	190,924
	Other securities		1,181,029

			4,117,707

Financials	JPMorgan Chase & Co.	4,499,400	411,245
11.34%	Goldman Sachs Group, Inc.	1,010,280	224,181
	Marsh & McLennan Companies, Inc.	2,726,100	212,527
	Wells Fargo & Co.	3,381,200	187,352
	Bank of New York Mellon Corp.	3,486,500	177,881
	American International Group, Inc.	2,716,489	169,835
	Aon PLC, Class A	1,214,800	161,508
	Other securities		1,658,137

			3,202,666

Industrials	CSX Corp.	4,913,400	268,075
8.11%	Union Pacific Corp.	2,186,433	238,124
	General Dynamics Corp.	1,122,100	222,288
	Other securities		1,564,302

			2,292,789

Consumer staples	Philip Morris International Inc.	2,912,130	342,030
7.27%	Coca-Cola Co.	5,964,900	267,526
	Procter & Gamble Co.	1,887,992	164,539
	Other securities		1,280,352

			2,054,447

American Funds Insurance Series	69

Growth-Income Fund

Common stocks (continued)		Shares	Value (000)
Energy	TOTAL SA	4,688,868	$231,808
5.94%	EOG Resources, Inc.	2,345,155	212,284
	Chevron Corp.	1,716,900	179,124
	Other securities		1,055,603

			1,678,819

Materials	Celanese Corp., Series A	3,424,433	325,116
4.68%	Dow Chemical Co.	3,554,100	224,157
	Monsanto Co.	1,666,485	197,245
	Vale SA, Class A, preferred nominative (ADR)	18,591,184	151,518
	Vale SA, Class A, preferred nominative	4,440,000	36,065
	Other securities		388,416

			1,322,517

Real estate 1.83%	Other securities		517,877

Telecommunication	Verizon Communications Inc.	10,842,400	484,221
services	Other securities		22,544

1.79%			506,765

Utilities	Sempra Energy	1,649,600	185,992
0.85%	Other securities		53,804

			239,796

Mutual funds 0.47%	Other securities		132,822

Miscellaneous 4.81%	Other common stocks in initial period of acquisition		1,358,818

	Total common stocks (cost: $19,495,854,000)		26,154,583

Convertible stocks 0.02%
Financials 0.02%	Other securities		5,722

	Total convertible stocks (cost: $6,000,000)		5,722

Convertible bonds 0.33%		Principal amount (000)
Other 0.33%	Other securities		93,133

	Total convertible bonds (cost: $71,028,000)		93,133

Bonds, notes & other debt instruments 0.20%
U.S. Treasury bonds & notes 0.20%
U.S. Treasury	U.S. Treasury 1.625% 2026	$59,900	56,801

0.20%	Total bonds, notes & other debt instruments (cost: $60,218,000)		56,801

70	American Funds Insurance Series

Growth-Income Fund

Short-term securities 6.85%	Principal amount (000)	Value (000)
Apple Inc. 0.89% due 7/11/2017[2]	$50,000	$49,984
Chariot Funding, LLC 0.95% due 7/7/2017[2]	50,000	49,988
Coca-Cola Co. 1.09% due 8/2/2017[2]	50,000	49,950
Federal Home Loan Bank 0.80%–1.04% due 7/5/2017–10/3/2017	1,169,400	1,168,348
Jupiter Securitization Co., LLC 1.17% due 7/27/2017[2]	50,000	49,954
U.S. Treasury Bills 0.59%–0.91% due 7/6/2017–9/21/2017	242,100	241,864
Other securities		325,405

Total short-term securities (cost: $1,935,411,000)		1,935,493

Total investment securities 99.96% (cost: $21,568,511,000)		28,245,732
Other assets less liabilities 0.04%		11,308

Net assets 100.00%		$28,257,040

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $5,722,000, an aggregate cost of $6,000,000, and which represented .02% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $500,083,000, which represented 1.77% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series	71

International Growth and Income Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 85.41%		Shares	Value (000)
Financials	HDFC Bank Ltd.[1]	1,884,593	$48,511
18.04%	Zurich Insurance Group AG	83,900	24,420
	KB Financial Group Inc.	356,500	17,978
	Banco Santander, SA	2,571,524	17,011
	Prudential PLC	738,000	16,927
	St. James’s Place PLC	1,048,000	16,134
	AIA Group Ltd.	1,833,000	13,394
	UniCredit SpA[2]	674,400	12,594
	Sampo Oyj, Class A	203,000	10,403
	Lloyds Banking Group PLC	11,968,000	10,311
	BNP Paribas SA	137,300	9,889
	Bank of Montreal	76,927	5,649
	Other securities		45,458

			248,679

Consumer staples	Imperial Brands PLC	734,463	32,988
10.42%	Philip Morris International Inc.	208,700	24,512
	Pernod Ricard SA	128,650	17,228
	British American Tobacco PLC	212,600	14,493
	CALBEE, Inc.	284,400	11,164
	Other securities		43,232

			143,617

Industrials	Shanghai International Airport Co., Ltd., Class A	5,134,562	28,257
10.40%	Capita PLC	3,066,000	27,614
	Airbus SE, non-registered shares	163,000	13,404
	Abertis Infraestructuras, SA, Class A, non-registered shares	721,507	13,366
	ASSA ABLOY AB, Class B	585,700	12,868
	CK Hutchison Holdings Ltd.	847,348	10,636
	Other securities		37,151

			143,296

Consumer	HUGO BOSS AG	207,500	14,528
discretionary	Toyota Motor Corp.	226,000	11,841
8.04%	Ctrip.com International, Ltd. (ADR)[2]	202,200	10,891
	Christian Dior SE1	33,500	9,759
	Other securities		63,860

			110,879

Utilities	EDP - Energias de Portugal, SA	6,947,820	22,719
7.70%	DONG Energy AS	497,000	22,436
	SSE PLC	801,800	15,174
	Power Assets Holdings Ltd.	1,313,000	11,596
	CK Infrastructure Holdings Ltd.	1,282,000	10,772
	Other securities		23,472

			106,169

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	4,668,000	31,995
technology	Samsung Electronics Co., Ltd.	13,671	28,402
7.48%	Flex Ltd.[2]	703,000	11,466
	Other securities		31,277

			103,140

72	American Funds Insurance Series

International Growth and Income Fund

Common stocks		Shares	Value (000)
Health care	Novartis AG	341,145	$28,390
6.07%	Teva Pharmaceutical Industries Ltd. (ADR)	781,700	25,968
	Other securities		29,248

			83,606

Energy	Royal Dutch Shell PLC, Class A	1,753,707	46,482
4.64%	TOTAL SA	208,000	10,283
	Other securities		7,118

			63,883

Real estate	Cheung Kong Property Holdings Ltd.	3,833,348	30,024
4.41%	Sun Hung Kai Properties Ltd.	888,000	13,046
	Other securities		17,772

			60,842

Telecommunication	BT Group PLC	4,904,461	18,828
services	Nippon Telegraph and Telephone Corp.	332,800	15,712
2.75%	Other securities		3,327

			37,867

Materials	Rio Tinto PLC	274,325	11,583
2.69%	Fortescue Metals Group Ltd.	2,403,000	9,641
	Other securities		15,822

			37,046

Miscellaneous	Other common stocks in initial period of acquisition		38,208

2.77%	Total common stocks (cost: $1,081,498,000)		1,177,232

Bonds, notes & other debt instruments 2.96%		Principal amount (000)
Corporate bonds & notes 1.47%
Health care	Teva Pharmaceutical Finance Company BV 3.15%–4.10% 2026–2046	$2,775	2,604
0.54%	Other securities		4,823

			7,427

Materials	FMG Resources 9.75% 2022[3]	5,900	6,748

0.49%

Energy	Other securities		6,066

0.44%	Total corporate bonds & notes		20,241

Bonds & notes of governments & government agencies outside the U.S. 1.46%
	Other securities		20,189

U.S. Treasury bonds & notes 0.03%
U.S. Treasury	Other securities		419

0.03%	Total bonds, notes & other debt instruments (cost: $38,065,000)		40,849

American Funds Insurance Series	73

International Growth and Income Fund

Short-term securities 12.16%	Principal amount (000)	Value (000)
Chariot Funding, LLC 1.18% due 7/18/2017[3]	$15,000	$ 14,991
CPPIB Capital Inc. 1.14% due 7/18/2017[3]	32,200	32,182
Fairway Finance Corp. 1.24% due 9/13/2017[3]	15,000	14,960
Federal Home Loan Bank 1.00%–1.03% due 7/12/2017–8/23/2017	45,200	45,167
General Electric Co. 1.08% due 7/3/2017	15,600	15,599
Victory Receivables Corp. 1.06%–1.14% due 7/3/2017–7/11/2017[3]	30,000	29,990
Other securities		14,659

Total short-term securities (cost: $167,548,000)		167,548

Total investment securities 100.53% (cost: $1,287,111,000)		1,385,629
Other assets less liabilities (0.53)%		(7,261)

Net assets 100.00%		$1,378,368

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $65,021,000, which represented 4.72% of the net assets of the fund. This amount includes $4,659,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $103,694,000, which represented 7.52% of the net assets of the fund.

Key to Abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

74	American Funds Insurance Series

Capital Income Builder

Summary investment portfolio June 30, 2017	unaudited

Common stocks 72.88%		Shares	Value (000)

Financials	Sampo Oyj, Class A	217,380	$11,140
14.27%	Swedbank AB, Class A	211,087	5,144
	Lloyds Banking Group PLC	5,949,400	5,126
	Zurich Insurance Group AG	17,206	5,008
	Mercury General Corp.	88,510	4,780
	KBC Groep NV	57,447	4,357
	HSBC Holdings PLC (GBP denominated)	437,200	4,053
	ABN AMRO Group NV, depository receipts	141,555	3,753
	Other securities		28,217

			71,578

Consumer staples	Philip Morris International Inc.	190,235	22,342
12.66%	Coca-Cola Co.	250,145	11,219
	Altria Group, Inc.	149,110	11,104
	British American Tobacco PLC	93,200	6,353
	Imperial Brands PLC	123,800	5,561
	Diageo PLC	168,400	4,976
	Other securities		1,979

			63,534

Telecommunication	Vodafone Group PLC	3,422,700	9,707
services	Singapore Telecommunications Ltd.	2,861,700	8,086
7.90%	Verizon Communications Inc.	151,851	6,782
	HKT Trust and HKT Ltd., units	4,775,340	6,263
	Other securities		8,792

			39,630

Energy	Royal Dutch Shell PLC, Class B	279,360	7,504
7.40%	Royal Dutch Shell PLC, Class B (ADR)	8,500	463
	Royal Dutch Shell PLC, Class A	3,192	85
	Exxon Mobil Corp.	92,600	7,476
	Enbridge Inc. (CAD denominated)	174,970	6,970
	Helmerich & Payne, Inc.	96,200	5,227
	Inter Pipeline Ltd.	244,600	4,791
	Other securities		4,585

			37,101

Health care	AstraZeneca PLC	104,010	6,956
6.03%	AstraZeneca PLC (ADR)	114,800	3,914
	Pfizer Inc.	232,100	7,796
	Roche Holding AG, non-registered shares, nonvoting	26,075	6,640
	Other securities		4,933

			30,239

Information	Taiwan Semiconductor Manufacturing Co., Ltd.	1,003,000	6,875
technology	Microsoft Corp.	61,720	4,254
4.94%	Paychex, Inc.	67,410	3,838
	Other securities		9,790

			24,757

Real estate	Crown Castle International Corp. REIT	83,300	8,345
4.68%	Iron Mountain Inc. REIT	165,295	5,680
	Nexity SA, Class A, non-registered shares	89,436	5,197
	Other securities		4,262

			23,484

American Funds Insurance Series	75

Capital Income Builder

Common stocks (continued)		Shares	Value (000)
Industrials 4.07%	Sydney Airport, units	963,757	$5,252
	Boeing Co.	20,200	3,994
	Airbus SE, non-registered shares	45,592	3,749
	Other securities		7,438

			20,433

Utilities 3.97%	SSE PLC	309,313	5,854
	CMS Energy Corp.	79,100	3,658
	Other securities		10,410

			19,922

Consumer discretionary 3.60%	Greene King PLC	549,600	4,821
	Las Vegas Sands Corp.	71,400	4,562
	Other securities		8,686

			18,069

Materials 1.23%	Amcor Ltd.	294,697	3,672
	Other securities		2,506

			6,178

Miscellaneous 2.13%	Other common stocks in initial period of acquisition		10,684

	Total common stocks (cost: $346,870,000)		365,609

Convertible stocks 1.22%
Real estate 1.22%	American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	50,600	6,134

	Total convertible stocks (cost: $5,305,000)		6,134

Bonds, notes & other debt instruments 20.55%		Principal amount (000)
Mortgage-backed obligations 7.49%
Federal agency mortgage-backed obligations 7.38%	Fannie Mae 4.00% 2036–2047[1]	$ 5,869	6,208
	Fannie Mae 4.00% 2047[1]	3,830	4,029
	Freddie Mac 4.00% 2047[1]	13,957	14,701
	Freddie Mac 4.50% 2047[1]	6,924	7,419
	Freddie Mac 2.50%–4.00% 2032–2047[1]	777	802
	Other securities		3,842

			37,001

Other 0.11%	Other securities		553

	Total mortgage-backed obligations		37,554

U.S. Treasury bonds & notes 7.47%
U.S. Treasury 6.85%	U.S. Treasury 8.00% 2021	5,500	6,932
	U.S. Treasury 8.125% 2021	8,200	10,267
	U.S. Treasury 1.875% 2022	3,900	3,905
	U.S. Treasury 2.00% 2025	9,400	9,242
	U.S. Treasury 2.00%–2.88% 2026–2045	4,100	4,018

			34,364

76	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 0.62%	U.S. Treasury Inflation-Protected Securities 0.38%–0.63% 2025–2026[2]	$3,089	$3,096

	Total U.S. Treasury bonds & notes		37,460

Corporate bonds & notes 4.57%
Financials 1.51%	Other securities		7,592

Consumer staples 0.40%	Altria Group, Inc. 9.25% 2019	200	230
	Other securities		1,767

			1,997

Telecommunication services 0.13%	Verizon Communications Inc. 4.50%–4.60% 2020–2021	600	643

Other 2.53%	Other securities		12,695

	Total corporate bonds & notes		22,927

Asset-backed obligations 1.02%
	Other securities		5,117

	Total bonds, notes & other debt instruments (cost: $103,148,000)		103,058

Short-term securities 5.06%
	Total short-term securities (cost: $25,392,000)		25,394

	Total investment securities 99.71% (cost: $480,715,000)		500,195
	Other assets less liabilities 0.29%		1,468

	Net assets 100.00%		$501,663

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,125,000, which represented .22% of the net assets of the fund. This amount includes $1,040,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. “Other securities” also includes securities (with an aggregate value of $484,000, which represented .10% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

American Funds Insurance Series	77

Capital Income Builder

Forward currency contracts

Contract amount				Unrealized depreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)	Counterparty	Settlement date
USD257	NZD357	Bank of America, N.A.	7/21/2017	$(5)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

USD/$ = U.S. dollars

See Notes to Financial Statements

78	American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 62.94%		Shares	Value (000)
Information technology 18.29%	Microsoft Corp.	10,820,000	$745,823
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,550,000	543,628
	Taiwan Semiconductor Manufacturing Co., Ltd.	8,600,000	58,945
	ASML Holding NV (New York registered)	2,502,100	326,049
	ASML Holding NV	50,859	6,628
	VeriSign, Inc.[1]	3,240,000	301,190
	Broadcom Ltd.	1,245,000	290,147
	Facebook, Inc., Class A1	1,722,000	259,987
	Intel Corp.	6,000,000	202,440
	Apple Inc.	1,132,850	163,153
	Western Digital Corp.	1,800,000	159,480
	AAC Technologies Holdings Inc.	12,661,500	158,280
	Alphabet Inc., Class C	168,985	153,562
	Intuit Inc.	1,133,200	150,500
	Symantec Corp.	5,000,000	141,250
	Texas Instruments Inc.	1,520,200	116,949
	Other securities		546,100

			4,324,111

Health care 8.52%	UnitedHealth Group Inc.	2,431,000	450,756
	Johnson & Johnson	2,850,000	377,026
	Humana Inc.	1,310,000	315,212
	Express Scripts Holding Co.[1]	3,550,000	226,632
	Merck & Co., Inc.	2,170,300	139,095
	Other securities		503,990

			2,012,711

Consumer discretionary 7.96%	Comcast Corp., Class A	12,246,000	476,614
	Newell Brands Inc.	5,600,000	300,272
	Home Depot, Inc.	1,600,000	245,440
	Amazon.com, Inc.[1]	210,225	203,498
	VF Corp.	2,730,000	157,248
	General Motors Co.	3,500,000	122,255
	Other securities		376,668

			1,881,995

Financials 7.68%	JPMorgan Chase & Co.	4,400,000	402,160
	Chubb Ltd.	2,458,500	357,417
	First Republic Bank	2,480,000	248,248
	Citigroup Inc.	2,750,000	183,920
	Bank of America Corp.	7,000,000	169,820
	Other securities		454,362

			1,815,927

Consumer staples 5.18%	Philip Morris International Inc.	4,794,000	563,055
	Associated British Foods PLC	4,600,000	175,904
	Nestlé SA	908,230	79,041
	Nestlé SA (ADR)	900,000	78,480
	Other securities		327,673

			1,224,153

Energy 4.48%	Noble Energy, Inc.	9,000,000	254,700
	Weatherford International PLC[1]	48,600,000	188,082
	Chevron Corp.	1,279,750	133,516
	Other securities		483,206

			1,059,504

American Funds Insurance Series	79

Asset Allocation Fund

Common stocks (continued)		Shares	Value (000)
Industrials	Lockheed Martin Corp.	1,422,000	$394,761
3.53%	Boeing Co.	1,551,800	306,869
	Other securities		132,724

			834,354

Materials	E.I. du Pont de Nemours and Co.	4,405,000	355,528
3.39%	LyondellBasell Industries NV	2,200,000	185,658
	Other securities		261,012

			802,198

Real estate	Other securities		279,872

1.19%

Telecommunication	AT&T Inc.	3,700,800	139,631
services	Other securities		90,487

0.97%			230,118

Utilities	Other securities		76,630

0.33%

Miscellaneous	Other common stocks in initial period of acquisition		335,415

1.42%	Total common stocks (cost: $10,593,691,000)		14,876,988

Convertible stocks 0.04%
Industrials	Other securities		4,426

0.02%

Miscellaneous	Other convertible stocks in initial period of acquisition		5,350

0.02%	Total convertible stocks (cost: $19,828,000)		9,776

Bonds, notes & other debt instruments 29.13%		Principal amount (000)
U.S. Treasury bonds & notes 12.55%
U.S. Treasury	U.S. Treasury 1.50% 2019	$ 400,000	400,924
10.27%	U.S. Treasury 1.25% 2020[2]	328,117	326,102
	U.S. Treasury 1.625% 2020	125,000	125,156
	U.S. Treasury 2.875% 2046	147,158	148,198
	U.S. Treasury 3.00% 2047	112,750	116,484
	U.S. Treasury 0.63%–4.75% 2018–2046	1,312,407	1,312,155

			2,429,019

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	213,965	217,193
inflation-protected	U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	134,572	146,704
securities	U.S. Treasury Inflation-Protected Securities 0.13%–2.63% 2017–2046[3]	176,480	174,433

2.28%			538,330

	Total U.S. Treasury bonds & notes		2,967,349

80	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Corporate bonds & notes 9.69%
Energy	Other securities		$451,692

1.91%

Financials	ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$6,905	7,084
1.50%	JPMorgan Chase & Co. 2.55%–5.30% 2020–2049	13,252	13,467
	Other securities		334,443

			354,994

Health care	Johnson & Johnson 2.25%–3.75% 2022–2047	11,785	12,009
1.38%	UnitedHealth Group Inc. 3.35% 2022	4,355	4,549
	Other securities		310,806

			327,364

Consumer	Comcast Corp. 1.63%–5.88% 2018–2036	9,285	8,875
discretionary	Home Depot, Inc. 1.80%–4.25% 2020–2047	13,665	13,890
0.92%	Newell Rubbermaid Inc. 2.60%–5.50% 2019–2046	9,253	9,825
	Other securities		185,214

			217,804

Industrials	Lockheed Martin Corp. 2.50%–3.55% 2020–2026	15,050	15,474
0.48%	Other securities		96,927

			112,401

Consumer staples	Philip Morris International Inc. 1.88%–4.25% 2020–2044	13,445	13,608
0.47%	Other securities		96,430

			110,038

Information	Apple Inc. 2.50%–3.35% 2022–2027	3,695	3,739
technology	Broadcom Ltd. 2.38%–3.88% 2020–2027[4]	19,670	20,114
0.43%	Microsoft Corp. 2.40%–4.20% 2026–2037	10,150	10,692
	Other securities		67,529

			102,074

Other	Other securities		614,941

2.60%	Total corporate bonds & notes		2,291,308

Mortgage-backed obligations 5.68%
Federal agency	Fannie Mae 0%–7.50% 2021–2056[5,6,7]	582,350	606,624
mortgage-backed	Freddie Mac 1.69%–6.50% 2022–2050[5,6,7]	419,104	435,897
obligations	Other securities		223,537

5.36%			1,266,058

Other	Other securities		75,787

0.32%	Total mortgage-backed obligations		1,341,845

American Funds Insurance Series	81

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.22%
Fannie Mae 1.88%–2.00% 2022–2026	$16,000	$15,378
Federal Home Loan Bank 0.875% 2018	17,140	17,071
Freddie Mac 0.75% 2018	18,768	18,702
Other securities		210

Total federal agency bonds & notes		51,361

Other 0.99%
Other securities		234,779

Total bonds, notes & other debt instruments (cost: $6,822,677,000)		6,886,642

Short-term securities 9.92%
Apple Inc. 0.91%–0.92% due 7/18/2017–7/25/2017[4]	100,000	99,935
Federal Home Loan Bank 0.64%–1.05% due 7/3/2017–10/10/2017	1,551,500	1,550,290
Johnson & Johnson 1.07%–1.12% due 8/31/2017–9/19/2017[4]	85,000	84,819
Jupiter Securitization Co., LLC 1.17% due 7/27/2017[4]	50,000	49,954
Microsoft Corp. 1.02% due 8/22/2017[4]	34,200	34,143
U.S. Treasury Bills 0.59%–0.91% due 7/6/2017–8/24/2017	368,700	368,423
Other securities		157,419

Total short-term securities (cost: $2,344,887,000)		2,344,983

Total investment securities 102.03% (cost: $19,781,083,000)		24,118,389
Other assets less liabilities (2.03)%		(479,072)

Net assets 100.00%		$23,639,317

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $38,105,000, which represented .16% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $57,784,000, which represented .24% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $27,635,000, an aggregate cost of $48,070,000, and which represented .12% of the net assets of the fund) were acquired from 3/10/2010 to 3/6/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 6/30/2017[9] (000)	Unrealized appreciation at 6/30/2017 (000)
10 Year U.S. Treasury Note Futures	Short	200	September 2017	$(20,000)	$(25,106)	$145
2 Year U.S. Treasury Note Futures	Short	883	October 2017	(176,600)	(190,825)	200

						$345

82	American Funds Insurance Series

Asset Allocation Fund

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)

3-month USD-LIBOR	1.875%	3/20/2019	$2,320,000	$(511)	$–	$ (511)
1.32625%	U.S. EFFR	4/5/2019	366,600	(396)	–	(396)
3-month USD-LIBOR	1.501%	6/8/2019	100,000	180	–	180
1.336%	U.S. EFFR	6/8/2019	100,000	(142)	–	(142)
1.6365%	3-month USD-LIBOR	10/16/2019	124,000	(32)	–	(32)
3-month USD-LIBOR	3.402%	6/23/2044	18,000	(3,218)	–	(3,218)
3-month USD-LIBOR	2.945%	10/16/2044	28,000	(2,411)	–	(2,411)

					$–	$(6,530)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,892,000, which represented .03% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,152,860,000, which represented 4.88% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	83

Global Balanced Fund

Summary investment portfolio June 30, 2017	unaudited

Common stocks 62.81%		Shares	Value (000)
Information	Nintendo Co., Ltd.	19,800	$6,633
technology	Microsoft Corp.	76,100	5,246
12.53%	ASML Holding NV	35,689	4,651
	Taiwan Semiconductor Manufacturing Co., Ltd.	664,000	4,551
	Alphabet Inc., Class C1	2,155	1,958
	Keyence Corp.	4,400	1,930
	Broadcom Ltd.	7,850	1,830
	Amphenol Corp., Class A	24,000	1,772
	Symantec Corp.	62,565	1,768
	Samsung Electronics Co., Ltd.	830	1,724
	Other securities		4,231

			36,294

Consumer staples	British American Tobacco PLC	84,150	5,736
7.92%	Philip Morris International Inc.	30,200	3,547
	Nestlé SA	33,200	2,889
	Reynolds American Inc.	42,104	2,738
	Altria Group, Inc.	31,000	2,309
	Other securities		5,708

			22,927

Industrials	Boeing Co.	18,500	3,658
7.40%	Flughafen Zürich AG	12,235	3,004
	ASSA ABLOY AB, Class B	118,000	2,593
	BAE Systems PLC	280,000	2,310
	AB Volvo, Class B	102,000	1,739
	Edenred SA	65,000	1,695
	General Electric Co.	54,000	1,459
	Other securities		4,988

			21,446

Financials	JPMorgan Chase & Co.	42,700	3,903
6.64%	HSBC Holdings PLC (GBP denominated)	303,468	2,813
	BM&FBOVESPA SA-Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	376,000	2,241
	HDFC Bank Ltd. (ADR)	21,605	1,879
	AIA Group Ltd.	250,000	1,827
	BlackRock, Inc.	4,000	1,689
	Other securities		4,886

			19,238

Health care	Humana Inc.	20,830	5,012
5.74%	Merck & Co., Inc.	58,120	3,725
	Mettler-Toledo International Inc.[1]	3,500	2,060
	Fisher & Paykel Healthcare Corp. Ltd.	204,000	1,712
	Other securities		4,103

			16,612

Consumer	Amazon.com, Inc.[1]	3,600	3,485
discretionary	Home Depot, Inc.	22,030	3,380
4.76%	Peugeot SA	119,000	2,374
	Nokian Renkaat Oyj	50,634	2,096
	Other securities		2,439

			13,774

84	American Funds Insurance Series

Global Balanced Fund

Common stocks		Shares	Value (000)
Materials	E.I. du Pont de Nemours and Co.	37,500	$3,027
4.75%	Other securities		10,721

			13,748

Energy	Royal Dutch Shell PLC, Class B	100,000	2,686
4.37%	ConocoPhillips	49,506	2,176
	Enbridge Inc. (CAD denominated)	50,594	2,016
	LUKOIL Oil Co. PJSC (ADR)	39,800	1,938
	Other securities		3,832

			12,648

Utilities	Dominion Energy, Inc.	28,500	2,184
2.17%	Enel Américas SA (ADR)	197,000	1,857
	Other securities		2,237

			6,278

Real estate	Equinix, Inc. REIT	4,240	1,820
1.18%	Other securities		1,610

			3,430

Telecommunication services 0.62%	Other securities		1,804

Miscellaneous 4.73%	Other common stocks in initial period of acquisition		13,687

	Total common stocks (cost: $142,482,000)		181,886

Bonds, notes & other debt instruments 31.18%		Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.54%

	Japan 0.10%–2.30% 2018–2044[2]	¥809,803	7,805
	Poland (Republic of) 3.25%–5.75% 2017–2025	PLN13,590	3,979
	Russian Federation 7.00% 2023	RUB135,000	2,209
	United Mexican States 4.00%–10.00% 2017–2040[2]	MXN53,729	3,089
	United Mexican States 4.60%–4.75% 2044–2046	$ 350	347
	Other securities		24,667

			42,096

U.S. Treasury bonds & notes 8.53%

U.S. Treasury 6.10%	U.S. Treasury 0.75%–3.13% 2017–2046	17,763	17,681

U.S. Treasury inflation-protected securities 2.43%	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2044[2]	6,983	7,032

	Total U.S. Treasury bonds & notes		24,713

American Funds Insurance Series	85

Global Balanced Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes 6.86%
Financials	HSBC Holdings PLC 3.375% 2024	€ 100	$120
1.70%	HSBC Holdings PLC 3.90%–4.30% 2026	$ 400	420
	JPMorgan Chase & Co. 2.55%–6.75% 2021–2049	389	407
	Other securities		3,987

			4,934

Health care	Humana Inc. 3.15% 2022	100	102
0.71%	Other securities		1,945

			2,047

Consumer staples	Philip Morris International Inc. 2.00%–4.25% 2020–2044	195	198
0.44%	Reynolds American Inc. 4.00%–5.85% 2022–2045	145	160
	Other securities		900

			1,258

Information	Microsoft Corp. 2.40%–3.30% 2026–2027	640	651
technology	Other securities		338

0.34%			989

Industrials	General Electric Capital Corp. 3.15% 2022	50	52
0.25%	Other securities		671

			723

Other	Other securities		9,903

3.42%	Total corporate bonds & notes		19,854

Mortgage-backed obligations 1.18%
Other	Other securities		3,413

1.18%	Total mortgage-backed obligations		3,413

Asset-backed obligations 0.07%
	Other securities		200

	Total bonds, notes & other debt instruments (cost: $90,647,000)		90,276

Short-term securities 5.18%
	British Columbia (Province of) 0.92% due 7/17/2017	3,000	2,998
	CPPIB Capital Inc. 1.16% due 7/18/2017[3]	3,000	2,998
	General Electric Co. 1.08% due 7/3/2017	3,400	3,400
	Gotham Funding Corp. 1.20% due 7/14/2017[3]	2,000	1,999
	U.S. Treasury Bills 0.63% due 7/6/2017	1,500	1,500
	Victory Receivables Corp. 1.20% due 7/17/2017[3]	2,100	2,099

	Total short-term securities (cost: $14,995,000)		14,994

	Total investment securities 99.17% (cost: $248,124,000)		287,156
	Other assets less liabilities 0.83%		2,396

	Net assets 100.00%		$289,552

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

86	American Funds Insurance Series

Global Balanced Fund

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,240,000, which represented .77% of the net assets of the fund. This amount includes $1,468,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2017 (000)
Purchases (000)	Sales (000)
USD1,114	JPY125,000	JPMorgan Chase	7/7/2017	$2
USD310	PLN1,158	JPMorgan Chase	7/7/2017	(2)
SEK7,759	USD895	Citibank	7/10/2017	26
NOK6,100	USD721	Bank of America, N.A.	7/10/2017	9
USD561	INR36,300	JPMorgan Chase	7/10/2017	1
USD387	INR25,000	JPMorgan Chase	7/10/2017	– [4]
GBP276	AUD475	UBS AG	7/10/2017	(5)
USD770	MXN14,100	Bank of America, N.A.	7/10/2017	(6)
GBP255	USD330	JPMorgan Chase	7/11/2017	2
USD294	THB10,000	Bank of America, N.A.	7/11/2017	(1)
USD170	ILS600	JPMorgan Chase	7/11/2017	(3)
JPY33,581	USD307	JPMorgan Chase	7/11/2017	(8)
SEK1,625	USD187	Barclays Bank PLC	7/12/2017	6
NOK2,443	USD288	Barclays Bank PLC	7/12/2017	5
EUR335	GBP290	HSBC Bank	7/12/2017	4
EUR344	GBP300	Goldman Sachs	7/13/2017	3
USD326	MXN6,000	Bank of America, N.A.	7/14/2017	(3)
JPY43,839	USD399	Bank of America, N.A.	7/18/2017	(9)
EUR361	USD403	Citibank	7/19/2017	10
USD739	AUD970	Citibank	7/19/2017	(6)
JPY72,628	USD665	JPMorgan Chase	7/19/2017	(19)
EUR719	USD803	UBS AG	7/20/2017	19
JPY31,929	USD288	Citibank	7/20/2017	(4)
USD2,206	GBP1,700	Barclays Bank PLC	7/20/2017	(10)
EUR982	USD1,094	Bank of America, N.A.	7/24/2017	29
EUR645	USD724	Citibank	7/24/2017	13
EUR266	USD297	Goldman Sachs	7/24/2017	8
EUR134	USD150	JPMorgan Chase	7/24/2017	4
USD220	ZAR2,900	UBS AG	7/24/2017	– [4]
USD267	ZAR3,500	JPMorgan Chase	7/24/2017	– [4]
USD648	MYR2,800	JPMorgan Chase	7/24/2017	(3)
JPY21,085	AUD250	UBS AG	7/24/2017	(4)
JPY22,275	USD200	Goldman Sachs	7/27/2017	(2)
USD207	AUD275	Bank of America, N.A.	7/27/2017	(4)
JPY40,289	USD362	Bank of America, N.A.	7/27/2017	(4)
USD358	AUD475	Bank of America, N.A.	7/27/2017	(7)
EUR357	USD400	Citibank	7/28/2017	8
USD298	MXN5,430	JPMorgan Chase	7/28/2017	1
JPY57,092	USD512	UBS AG	8/4/2017	(4)
USD256	JPY28,000	Bank of New York Mellon	8/9/2017	7
SEK1,270	USD147	Bank of America, N.A.	8/9/2017	4
USD614	CAD800	Goldman Sachs	8/10/2017	(4)
JPY22,250	USD202	HSBC Bank	8/14/2017	(4)
SEK1,613	USD186	UBS AG	8/21/2017	6
JPY23,305	USD211	HSBC Bank	8/21/2017	(3)
JPY36,271	USD327	HSBC Bank	8/23/2017	(4)

				$48

American Funds Insurance Series	87

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $12,075,000, which represented 4.17% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

EUR/€ = Euros

GBP = British pounds

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

RUB = Russian rubles

SEK = Swedish kronor

THB = Thai baht

USD/$ = U.S. dollars

ZAR = South African rand

See Notes to Financial Statements

88	American Funds Insurance Series

Bond Fund

Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 96.74%		Principal amount (000)	Value (000)
Corporate bonds & notes 36.14%
Financials 8.57%	Bank of America Corp. 3.124% 2023	$42,500	$43,007
	Capital One Financial Corp. 2.50% 2020	48,000	48,237
	Citigroup Inc. 2.15%–3.89% 2018–2028	77,415	77,721
	Intesa Sanpaolo SpA 5.017% 2024[1]	51,415	52,223
	Morgan Stanley 2.50% 2021	44,400	44,386
	US Bancorp. 2.00%–3.15% 2020–2027	3,800	3,814
	Other securities		630,256

			899,644

Energy 6.26%	Other securities		657,739

Health care 4.96%	Other securities		520,526

Utilities 4.23%	Other securities		444,402

Consumer discretionary 3.65%	Other securities		383,633

Consumer staples 2.71%	Other securities		284,721

Telecommunication services 1.64%	Other securities		172,408

Real estate 1.25%	Other securities		131,668

Industrials 1.15%	Other securities		121,291

Information technology 1.06%	Apple Inc. 1.55%–3.35% 2021–2027	16,442	16,225
	Other securities		94,798

			111,023

Materials 0.66%	Other securities		69,005

	Total corporate bonds & notes		3,796,060

Mortgage-backed obligations 27.23%
Federal agency mortgage-backed obligations 26.58%	Fannie Mae 3.00% 2046[2]	77,742	77,700
	Fannie Mae 4.00% 2046[2]	51,064	53,719
	Fannie Mae 3.00% 2047[2,3]	43,330	43,198
	Fannie Mae 3.50% 2047[2,3]	46,740	47,995
	Fannie Mae 4.00% 2047[2,3]	385,400	404,391
	Fannie Mae 4.00% 2047[2,3]	120,500	126,657
	Fannie Mae 4.50% 2047[2,3]	190,000	203,790

American Funds Insurance Series	89

Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency	Fannie Mae 2.77%–9.31% 2023–2047[2,3,4]	$ 124,544	$131,829
mortgage-backed	Freddie Mac 3.00% 2035[2]	54,447	55,516
obligations	Freddie Mac 3.50% 2045[2]	42,618	44,145
(continued)	Freddie Mac 3.50% 2046[2]	106,869	109,878
	Freddie Mac 3.00% 2047[2,3]	131,109	130,812
	Freddie Mac 3.50% 2047[2,3]	255,000	261,465
	Freddie Mac 3.50% 2047[2,3]	50,000	51,355
	Freddie Mac 4.00% 2047[2,3]	301,000	315,956
	Freddie Mac 4.00% 2047[2,3]	50,000	52,580
	Freddie Mac 0%–5.50% 2021–2047[2,3]	109,965	115,144
	Government National Mortgage Assn. 4.00% 2047[2,3]	315,681	332,180
	Government National Mortgage Assn. 4.00% 2047[2,3]	55,919	58,759
	Government National Mortgage Assn. 4.50% 2047[2]	50,760	54,049
	Government National Mortgage Assn. 4.50% 2040–2047[2]	113,500	120,753

			2,791,871

Other 0.65%	Other securities		68,205

	Total mortgage-backed obligations		2,860,076

U.S. Treasury bonds & notes 21.22%

U.S. Treasury	U.S. Treasury 8.75% 2020	40,000	48,706
18.45%	U.S. Treasury 1.375% 2021[5]	70,000	69,037
	U.S. Treasury 2.00% 2022	222,750	223,262
	U.S. Treasury 2.125% 2022	150,000	151,647
	U.S. Treasury 2.25% 2023	115,000	116,145
	U.S. Treasury 2.125% 2024	260,000	260,325
	U.S. Treasury 2.25% 2024	80,000	80,759
	U.S. Treasury 2.25% 2027	226,075	225,094
	U.S. Treasury 2.375% 2027	281,212	283,102
	U.S. Treasury 3.00% 2047	196,713	203,228
	U.S. Treasury 3.00% 2047	106,625	110,215
	U.S. Treasury 0.75%–6.13% 2019–2046	159,234	166,226

			1,937,746

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	52,608	52,271
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2027[6]	79,415	78,066
securities	U.S. Treasury Inflation-Protected Security 0.875% 2047[6]	90,148	87,605
2.77%	U.S. Treasury Inflation-Protected Securities 1.00%–2.00% 2026–2046[6]	68,221	72,769

			290,711

	Total U.S. Treasury bonds & notes		2,228,457

Bonds & notes of governments & government agencies outside the U.S. 6.66%

	Japan, Series 19, 0.10% 2024[6]	¥ 5,339,655	49,482
	Japan, Series 20, 0.10% 2025[6]	11,261,250	104,458
	Portuguese Republic 5.125% 2024	$ 94,400	96,524
	Portuguese Republic 2.20%–4.13% 2022–2027	€ 40,000	48,860
	United Mexican States, Series M, 6.50% 2021	MXN3,132,700	172,114
	United Mexican States 3.60%–6.05% 2025–2047	$ 25,020	26,130
	United Mexican States 4.00%–5.75% 2026–2046[6]	MXN671,343	35,797
	Other securities		165,840

			699,205

Asset-backed obligations 3.59%

	Other securities		376,981

90	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Municipals 1.78%
Illinois 1.14%	G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	$ 16,830	$16,913
	G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[2]	81,515	76,389
	G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	400	414
	G.O. Bonds, Series 2013-B, 3.65% 2020	1,000	984
	G.O. Bonds, Series 2013-B, 4.11% 2022	750	710
	G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	1,991
	G.O. Bonds, Series 2013-B, 4.91% 2027	1,450	1,339
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.547% 2019	335	344
	G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	13,780	14,156
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	250	258
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,000	2,037
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,950	2,986
	G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	750	751
	G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	400	414
	G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	375	387

			120,073

Other 0.64%	Other securities		66,721

	Total municipals		186,794

Federal agency bonds & notes 0.12%
	Fannie Mae 2.125% 2026	12,410	12,135

	Total bonds, notes & other debt instruments (cost: $10,083,200,000)		10,159,708

Common stocks 0.02%		Shares

Other 0.01%	Other securities		1,095

Miscellaneous 0.01%	Other common stocks in initial period of acquisition		1,049

	Total common stocks (cost: $1,644,000)		2,144

Rights & warrants 0.00%

Utilities 0.00%	Other securities		71

	Total rights & warrants (cost: $100,000)		71

Short-term securities 22.07%		Principal amount (000)

	Apple Inc. 1.10%–1.18% due 8/7/2017–10/2/2017[1]	$ 105,000	104,788
	Citibank, N.A. 1.29% due 9/29/2017	100,000	100,002
	Federal Home Loan Bank 0.64%–1.05% due 7/5/2017–9/26/2017	1,178,600	1,177,176
	Freddie Mac 0.83% due 8/7/2017	50,000	49,959
	General Electric Co. 1.08% due 7/3/2017	43,500	43,496
	Johnson & Johnson 1.07% due 8/31/2017[1]	94,300	94,120
	National Rural Utilities Cooperative Finance Corp. 1.15% due 8/2/2017	59,200	59,136

American Funds Insurance Series	91

Bond Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
U.S. Bank, N.A. 1.21% due 10/24/2017-10/25/2017	$175,000	$175,016
U.S. Treasury Bills 0.59%-1.07% due 7/13/2017-12/21/2017	447,000	445,424
Other securities		68,845

Total short-term securities (cost: $2,317,806,000)		2,317,962

Total investment securities 118.83% (cost: $12,402,750,000)		12,479,885
Other assets less liabilities (18.83)%		(1,977,186)

Net assets 100.00%		$10,502,699

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,623,000, which represented .02% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,163,000, which represented .25% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2017[8] (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
10 Year Euro-Bund Futures	Short	120	September 2017	$(12,000)	$ (22,186)	$345
10 Year U.S. Treasury Note Futures	Long	2,174	September 2017	217,400	272,905	(1,303)
10 Year Ultra U.S. Treasury Note Futures	Short	45	September 2017	(4,500)	(6,066)	19
30 Year Ultra U.S. Treasury Bond Futures	Short	51	September 2017	(5,100)	(8,460)	28
5 Year U.S. Treasury Note Futures	Long	4,995	October 2017	499,500	588,591	(3,244)
2 Year U.S. Treasury Note Futures	Short	3,200	October 2017	(640,000)	(691,550)	547

						$(3,608)

Forward currency contracts

Contract amount				Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)	Counterparty	Settlement date
USD66,550	MXN1,220,000	Bank of America, N.A.	7/10/2017	$ (561)
USD65,409	MXN1,200,000	JPMorgan Chase	7/10/2017	(602)
USD65,343	MXN1,200,000	JPMorgan Chase	7/11/2017	(656)
USD31,168	JPY3,430,000	UBS AG	7/12/2017	656
USD13,134	JPY1,445,000	Bank of America, N.A.	7/12/2017	280
USD54,738	EUR48,800	Citibank	7/17/2017	(1,051)
USD65,574	JPY7,300,000	HSBC Bank	7/24/2017	599
USD44,244	JPY4,925,000	JPMorgan Chase	7/24/2017	408
USD13,837	MXN252,000	Barclays Bank PLC	7/24/2017	9
USD18,708	EUR16,750	Citibank	7/28/2017	(453)
USD56,861	AUD75,000	JPMorgan Chase	8/4/2017	(756)
USD5,364	EUR4,750	JPMorgan Chase	9/7/2017	(81)

92	American Funds Insurance Series

Bond Fund

Contract amount				Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)	Counterparty	Settlement date
USD9,606	EUR8,500	JPMorgan Chase	9/7/2017	$(138)
USD9,708	EUR8,600	JPMorgan Chase	9/7/2017	(151)

				$(2,497)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
1.35375%	U.S. EFFR	4/27/2019	$ 37,000	$ (28)	$–	$ (28)
1.669%	3-month USD-LIBOR	10/28/2019	112,000	46	–	46
1.6915%	3-month USD-LIBOR	6/3/2020	1,600	(2)	–	(2)
1.7345%	3-month USD-LIBOR	12/31/2020	120,000	(258)	–	(258)
3-month USD-LIBOR	1.975%	4/27/2022	15,000	(30)	–	(30)
3-month USD-LIBOR	2.1305%	7/17/2022	100,000	(859)	–	(859)
1.9375%	3-month USD-LIBOR	12/18/2022	150,000	(411)	–	(411)
3-month USD-LIBOR	2.701%	6/9/2024	60,000	(2,354)	–	(2,354)
3-month USD-LIBOR	2.6815%	9/24/2024	1,600	(61)	–	(61)
3-month USD-LIBOR	2.54%	10/3/2024	400	(11)	–	(11)
6-month EURIBOR	0.9852%	10/17/2024	€ 25,000	(841)	–	(841)
3-month USD-LIBOR	2.342%	10/21/2024	$ 290	(4)	–	(4)
3-month USD-LIBOR	2.326%	10/22/2024	800	(11)	–	(11)
3-month USD-LIBOR	2.372%	10/24/2024	1,150	(19)	–	(19)
3-month USD-LIBOR	2.438%	11/19/2024	2,750	(59)	–	(59)
3-month USD-LIBOR	2.4585%	11/24/2024	23,000	(522)	–	(522)
3-month USD-LIBOR	2.4295%	11/25/2024	800	(17)	–	(17)
3-month USD-LIBOR	2.353%	12/8/2024	700	(11)	–	(11)
3-month USD-LIBOR	2.2845%	12/12/2024	330	(3)	–	(3)
3-month USD-LIBOR	1.8185%	1/20/2025	900	21	–	21
3-month USD-LIBOR	1.9365%	1/22/2025	1,500	22	–	22
3-month USD-LIBOR	2.192%	3/18/2025	1,850	(6)	–	(6)
3-month USD-LIBOR	2.0475%	3/23/2025	450	3	–	3
3-month USD-LIBOR	2.3175%	5/8/2025	1,500	(18)	–	(18)
3-month USD-LIBOR	2.339%	5/13/2025	375	(5)	–	(5)
3-month USD-LIBOR	2.351%	5/15/2025	590	(8)	–	(8)
3-month USD-LIBOR	2.287%	5/20/2025	500	(5)	–	(5)
3-month USD-LIBOR	2.227%	5/28/2025	260	(1)	–	(1)
3-month USD-LIBOR	2.2125%	5/29/2025	465	(2)	–	(2)
3-month USD-LIBOR	2.451%	6/5/2025	650	(14)	–	(14)
3-month USD-LIBOR	2.46%	6/10/2025	2,536	(56)	–	(56)
3-month USD-LIBOR	2.455%	6/24/2025	235	(5)	–	(5)
3-month USD-LIBOR	2.428%	7/2/2025	2,000	(39)	–	(39)
3-month USD-LIBOR	2.397%	7/13/2025	900	(15)	–	(15)
3-month USD-LIBOR	2.535%	7/15/2025	800	(22)	–	(22)
3-month USD-LIBOR	2.4615%	7/22/2025	1,300	(28)	–	(28)
3-month USD-LIBOR	2.312%	7/29/2025	1,000	(11)	–	(11)
3-month USD-LIBOR	2.331%	7/30/2025	435	(5)	–	(5)
3-month USD-LIBOR	2.2135%	9/4/2025	5,000	(14)	–	(14)
3-month USD-LIBOR	2.228%	9/4/2025	12,000	(46)	–	(46)
6-month JPY-LIBOR	0.282%	2/2/2026	¥ 5,500,000	(290)	–	(290)

American Funds Insurance Series	93

Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
3-month USD-LIBOR	1.6705%	3/4/2026	$ 248,000	$10,597	$–	$10,597
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	1,107	–	1,107
3-month USD-LIBOR	1.5925%	5/9/2026	$ 1,000	51	–	51
3-month USD-LIBOR	1.595%	5/12/2026	8,500	430	–	430
3-month USD-LIBOR	1.592%	5/12/2026	4,000	203	–	203
3.0865%	3-month USD-LIBOR	8/18/2034	2,250	203	–	203
2.913%	3-month USD-LIBOR	11/24/2034	10,000	655	–	655
2.844%	3-month USD-LIBOR	6/11/2035	3,250	181	–	181
2.9535%	3-month USD-LIBOR	6/30/2035	2,500	180	–	180
2.773%	3-month USD-LIBOR	7/13/2035	500	23	–	23
2.589%	3-month USD-LIBOR	9/4/2035	3,100	53	–	53
3-month USD-LIBOR	3.0515%	11/14/2044	1,000	(108)	–	(108)
3-month USD-LIBOR	2.925%	12/3/2044	1,230	(101)	–	(101)
3-month USD-LIBOR	2.6695%	12/19/2044	200	(6)	–	(6)
3-month USD-LIBOR	2.5755%	3/5/2045	1,470	(15)	–	(15)
2.377%	3-month USD-LIBOR	4/29/2045	1,910	(59)	–	(59)
3-month USD-LIBOR	2.757%	5/8/2045	1,500	(72)	–	(72)
6-month JPY-LIBOR	0.58295%	3/23/2046	¥ 2,000,000	1,173	–	1,173
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	(884)	–	(884)
3-month USD-LIBOR	2.1155%	5/13/2046	$ 2,400	212	–	212

					$–	$7,824

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,375,344,000, which represented 13.10% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Purchased on a TBA basis.
[4]	Coupon rate may change periodically.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $28,506,000, which represented .27% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD = Australian dollars

EFFR = Federal Funds Effective Rate

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

USD/$ = U.S. dollars

TBA = To-be-announced

See Notes to Financial Statements

94	American Funds Insurance Series

Global Bond Fund

Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 87.58%		Principal amount (000)	Value (000)

Euros	Belgium (Kingdom of), Series 77, 1.00% 2026	€ 12,900	$15,210
12.89%	French Republic O.A.T. 1.85% 2027[1]	8,756	12,413
	Germany (Federal Republic of) 0.10% 2026[1]	18,150	22,325
	Germany (Federal Republic of) 0.50% 2026	13,000	15,087
	Germany (Federal Republic of) 2.50% 2046	24,695	36,813
	Germany (Federal Republic of) 0.10%–6.25% 2023–2040[1]	3,423	5,560
	Hungary 3.88%–6.00% 2019–2020	2,200	2,753
	Italy (Republic of) 1.45% 2022	10,575	12,359
	Portuguese Government 2.875% 2026	4,200	4,832
	Portuguese Republic 2.20% 2022	10,300	12,305
	Portuguese Republic 4.125% 2027	32,040	39,996
	Spain (Kingdom of) 1.30% 2026	13,400	15,174
	Other securities		114,201

			309,028

Japanese yen	Japan, Series 326, 0.70% 2022	¥1,935,000	17,908
9.13%	Japan, Series 18, 0.10% 2024[1]	4,704,210	43,384
	Japan, Series 19, 0.10% 2024[1]	2,672,325	24,764
	Japan, Series 344, 0.10% 2026	1,355,000	12,095
	Japan, Series 116, 2.20% 2030	1,735,000	19,271
	Japan, Series 145, 1.70% 2033	2,005,000	21,481
	Japan, Series 42, 1.70% 2044	2,045,000	22,240
	Japan 0.10%–2.30% 2022–2035[1]	6,040,270	57,615

			218,758

Polish zloty	Poland (Republic of), Series 1017, 5.25% 2017	PLN54,472	14,873
4.50%	Poland (Republic of), Series 0420, 1.50% 2020	124,425	33,073
	Poland (Republic of), Series 1021, 5.75% 2021	50,980	15,611
	Poland (Republic of), Series 0922, 5.75% 2022	46,600	14,430
	Poland (Republic of) 2.00%–5.25% 2020–2025	106,690	29,851

			107,838

Mexican pesos	United Mexican States, Series M, 6.50% 2021	MXN793,300	43,585
3.43%	United Mexican States, Series M20, 10.00% 2024	209,500	13,764
	United Mexican States 4.00%–10.00% 2017–2042[1]	435,052	24,797

			82,146

Indian rupees	India (Republic of) 7.80% 2021	INR1,087,600	17,504
2.44%	India (Republic of) 8.83% 2023	1,284,200	21,947
	India (Republic of) 6.97%–7.88% 2023–2030	1,173,470	18,929

			58,380

Malaysian ringgits 2.10%	Malaysia (Federation of) 3.58%–4.50% 2018–2030	MYR216,165	50,426

British pounds	United Kingdom 3.25% 2044	£ 9,000	14,977
1.76%	United Kingdom 1.50%–3.50% 2023–2045	16,630	24,011
	Other securities		3,150

			42,138

Norwegian kroner	Norway (Kingdom of) 3.75% 2021	NKr305,750	40,554

1.69%

American Funds Insurance Series	95

Global Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Australian dollars	Australia (Commonwealth of), Series 124, 5.75% 2021	A$27,800	$24,290
1.69%	Australia (Commonwealth of), Series 128, 5.75% 2022	13,650	12,267
	Australia (Commonwealth of), Series 138, 3.25% 2029	4,250	3,433
	Other securities		388

			40,378

Colombian pesos	Colombia (Republic of), Series B, 7.00% 2022	COP35,100,000	12,099
1.22%	Colombia (Republic of), Series B, 7.50% 2026	41,451,000	14,599
	Colombia (Republic of), Series B, 6.00% 2028	8,306,600	2,612

			29,310

Danish kroner 1.07%	Other securities		25,593

Turkish lira	Turkey (Republic of) 9.20% 2021	TRY47,700	12,995
1.02%	Turkey (Republic of) 10.50%–11.00% 2020–2022	39,700	11,436

			24,431

Israeli shekels	Israel (State of) 5.50% 2042	ILS29,300	11,699
0.82%	Other securities		8,055

			19,754

Chilean pesos 0.82%	Chile (Banco Central de) 4.50% 2021	CLP12,705,000	19,736

Canadian dollars	Canada 2.25% 2025	C$18,050	14,534

0.61%

Hungarian forints	Hungary 2.00%–6.50% 2019–2025	HUF3,145,600	12,713

0.53%

U.S. dollars	Hungary 4.00%–6.25% 2019–2024	$ 8,070	8,684
40.21%	Turkey (Republic of) 6.25%–6.75% 2022–2040	2,090	2,282
	U.S. Treasury 1.125% 2021[2]	43,160	42,282
	U.S. Treasury 2.25% 2025	15,750	15,757
	U.S. Treasury 2.00% 2026	55,335	53,973
	U.S. Treasury 2.25% 2046	13,950	12,302
	U.S. Treasury 2.875% 2046	15,925	16,038
	U.S. Treasury 3.00% 2047	16,225	16,771
	U.S. Treasury 1.13%–3.00% 2019–2045	74,590	74,673
	U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	40,717	40,538
	U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	32,720	33,214
	U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	24,353	24,371
	U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2024–2045[1]	46,201	46,484
	United Mexican States 4.75% 2044	3,200	3,211
	Other securities		573,204

			963,784

Other 1.65%	Other securities		39,430

	Total bonds, notes & other debt instruments (cost: $2,077,893,000)		2,098,931

96	American Funds Insurance Series

Global Bond Fund

Convertible stocks 0.04%		Shares	Value (000)
U.S. dollars 0.00%	Other securities		$143

Miscellaneous 0.04%	Other convertible stocks in initial period of acquisition		909

	Total convertible stocks (cost: $1,202,000)		1,052

Common stocks 0.04%
U.S. dollars 0.04%	Other securities		1,000

	Total common stocks (cost: $3,941,000)		1,000

Short-term securities 12.92%		Principal amount (000)
	CPPIB Capital Inc. 1.16% due 7/18/2017[3]	$ 20,000	19,989
	Federal Home Loan Bank 1.02%–1.08% due 8/23/2017–10/16/2017	40,000	39,922
	Japanese Treasury Discount Bills (0.16)% due 5/21/2018	¥15,300,000	136,144
	John Deere Financial Inc. 1.05% due 7/6/2017[3]	$ 25,000	24,995
	Liberty Street Funding Corp. 1.28% due 9/18/2017[3]	15,000	14,958
	Mizuho Bank, Ltd. 1.19% due 7/27/2017[3]	20,000	19,982
	Unilever Capital Corp. 1.10% due 7/24/2017[3]	29,800	29,778
	Other securities		23,940

	Total short-term securities (cost: $309,095,000)		309,708

	Total investment securities 100.58% (cost: $2,392,131,000)		2,410,691
	Other assets less liabilities (0.58)%		(14,015)

	Net assets 100.00%		$2,396,676

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,143,000, which represented .09% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,941,000, which represented .33% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $4,289,000, an aggregate cost of $5,384,000, and which represented .18% of the net assets of the fund) were acquired from 3/10/2010 to 3/6/2017 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[4] (000)	Value at 6/30/2017[5] (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year Ultra U.S. Treasury Note Futures	Long	89	September 2017	$8,900	$ 11,998	$(32)
30 Year Ultra U.S. Treasury Bond Futures	Long	85	September 2017	8,500	14,099	192
10 Year U.S. Treasury Note Futures	Long	82	September 2017	8,200	10,294	(25)
5 Year U.S. Treasury Note Futures	Long	549	October 2017	54,900	64,692	(143)
90 Day Euro Dollar Futures	Short	220	March 2018	(55,000)	(54,142)	24

						$16

American Funds Insurance Series	97

Global Bond Fund

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)

USD4,775	PLN17,827	JPMorgan Chase	7/7/2017	$ (36)
SEK123,798	USD14,284	Citibank	7/10/2017	419
NOK93,000	USD10,999	Bank of America, N.A.	7/10/2017	143
USD16,422	MYR70,000	JPMorgan Chase	7/10/2017	123
USD20,237	INR1,308,300	JPMorgan Chase	7/10/2017	24
USD7,734	INR500,000	JPMorgan Chase	7/10/2017	9
USD12,581	MXN230,400	Bank of America, N.A.	7/10/2017	(93)
GBP5,907	AUD10,150	UBS AG	7/10/2017	(104)
USD15,633	MXN286,625	Goldman Sachs	7/10/2017	(134)
USD15,606	MXN286,625	Bank of America, N.A.	7/10/2017	(161)
JPY935,361	USD8,575	HSBC Bank	7/10/2017	(255)
EUR15,020	PLN63,358	UBS AG	7/11/2017	69
USD4,069	THB138,500	Bank of America, N.A.	7/11/2017	(8)
USD4,229	AUD5,600	JPMorgan Chase	7/11/2017	(74)
JPY391,780	USD3,584	JPMorgan Chase	7/11/2017	(99)
USD9,013	ILS31,900	JPMorgan Chase	7/11/2017	(136)
EUR17,250	USD18,995	UBS AG	7/12/2017	720
SEK60,114	USD6,908	Barclays Bank PLC	7/12/2017	232
EUR19,534	PLN82,342	HSBC Bank	7/12/2017	106
NOK46,831	USD5,513	Barclays Bank PLC	7/12/2017	97
EUR5,840	GBP5,090	Goldman Sachs	7/13/2017	42
USD2,024	BRL6,700	Citibank	7/14/2017	8
USD4,732	MXN87,000	Bank of America, N.A.	7/14/2017	(51)
USD6,220	MXN116,370	HSBC Bank	7/14/2017	(177)
USD4,823	INR310,000	JPMorgan Chase	7/17/2017	39
USD5,125	AUD6,800	Bank of America, N.A.	7/17/2017	(101)
JPY3,321,365	USD30,215	JPMorgan Chase	7/18/2017	(661)
JPY3,567,358	USD32,460	Bank of America, N.A.	7/18/2017	(717)
EUR5,283	USD5,900	Citibank	7/19/2017	141
JPY414,706	USD3,801	HSBC Bank	7/19/2017	(110)
USD12,768	AUD16,760	Citibank	7/19/2017	(111)
JPY726,285	USD6,655	JPMorgan Chase	7/19/2017	(193)
EUR5,244	USD5,857	UBS AG	7/20/2017	139
USD3,045	BRL10,100	HSBC Bank	7/20/2017	10
JPY351,002	USD3,164	Citibank	7/20/2017	(40)
GBP5,633	USD7,117	JPMorgan Chase	7/24/2017	226
EUR5,084	USD5,666	Goldman Sachs	7/24/2017	149
EUR18,255	NOK174,000	UBS AG	7/24/2017	25
USD6,827	ZAR89,650	JPMorgan Chase	7/24/2017	4
USD2,980	ZAR39,200	UBS AG	7/24/2017	(3)
EUR4,253	GBP3,750	HSBC Bank	7/24/2017	(24)
USD13,597	MYR58,750	JPMorgan Chase	7/24/2017	(74)
USD6,037	ILS21,303	Bank of America, N.A.	7/24/2017	(76)
USD7,728	AUD10,200	UBS AG	7/24/2017	(109)
JPY1,976,140	USD17,751	HSBC Bank	7/24/2017	(162)
EUR6,645	USD7,490	Bank of America, N.A.	7/25/2017	111
GBP5,792	EUR6,700	JPMorgan Chase	7/25/2017	(112)
JPY445,496	USD4,000	Goldman Sachs	7/27/2017	(34)
JPY835,989	USD7,521	Bank of America, N.A.	7/27/2017	(79)
USD5,808	AUD7,700	Bank of America, N.A.	7/27/2017	(108)
USD7,542	AUD10,000	Bank of America, N.A.	7/27/2017	(141)
JPY1,698,519	USD15,271	Citibank	7/27/2017	(151)
EUR5,439	USD6,100	Citibank	7/28/2017	122
SEK172,682	USD20,325	Goldman Sachs	8/3/2017	214
EUR14,702	USD16,481	JPMorgan Chase	8/4/2017	343
GBP25,426	EUR28,875	Bank of America, N.A.	8/4/2017	112
JPY1,655,674	USD14,857	UBS AG	8/4/2017	(113)

98	American Funds Insurance Series

Global Bond Fund

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 6/30/2017 (000)
Purchases (000)	Sales (000)
NOK31,682	DKK24,600	Citibank	8/9/2017	$ 11
JPY392,473	USD3,596	Citibank	8/9/2017	(101)
NOK70,523	CHF8,000	Bank of America, N.A.	8/10/2017	89
USD5,959	NZD8,200	Citibank	8/10/2017	(45)
USD9,203	CAD12,000	Goldman Sachs	8/10/2017	(57)
JPY1,310,000	USD11,894	HSBC Bank	8/14/2017	(224)
USD11,444	CNH80,000	Citibank	8/14/2017	(314)
SEK30,059	USD3,464	Barclays Bank PLC	8/17/2017	114
JPY846,335	USD7,628	HSBC Bank	8/23/2017	(85)
USD138,524	JPY15,300,000	Citibank	5/21/2018	255

				$(1,177)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
U.S. EFFR	1.299%	1/31/2018	$450,000	$(14)	$–	$(14)
1.707%	3-month USD-LIBOR	3/16/2019	12,000	29	–	29
1.6505%	3-month USD-LIBOR	3/21/2019	85,000	122	–	123
1.36%	6-month NOK-NIBOR	12/19/2019	NKr250,000	128	–	128
1.572%	3-month USD-LIBOR	9/16/2020	$ 10,000	(60)	–	(60)
6.775%	28-day MXN-TIIE	6/20/2022	MXN280,000	(16)	–	(16)
6.73%	28-day MXN-TIIE	6/20/2022	340,000	(56)	–	(56)
6-month HUF-BUBOR	2.58%	3/31/2027	HUF2,540,000	(276)	–	(276)
3-month USD-LIBOR	2.52611%	11/24/2045	$ 17,400	6	–	6
3-month USD-LIBOR	2.535%	11/24/2045	1,100	(2)	–	(2)
3-month USD-LIBOR	2.556%	11/27/2045	10,000	(60)	–	(60)
3-month USD-LIBOR	2.354%	1/29/2046	6,000	221	–	221
3-month USD-LIBOR	2.116%	4/15/2046	2,250	198	–	198
3-month USD-LIBOR	1.909%	10/11/2046	5,750	771	–	771
3-month USD-LIBOR	2.699%	1/31/2047	2,800	(104)	–	(104)
3-month USD-LIBOR	2.659%	2/8/2047	6,000	(170)	–	(170)
3-month USD-LIBOR	2.696%	3/7/2047	4,500	(165)	–	(165)
6-month EURIBOR	1.4162%	3/8/2047	€ 4,400	150	–	150
6-month EURIBOR	1.4247%	4/28/2047	2,500	80	–	80

					$–	$783

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Index-linked bond whose principal amount moves with a government price index.

[2]	Aportion of this security was pledged as collateral. The total value of pledged collateral was $14,439,000, which represented .60% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $283,746,000, which represented 11.84% of the net assets of the fund.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

American Funds Insurance Series	99

Global Bond Fund

Key to abbreviations and symbols
AUD/A$ = Australian dollars	INR = Indian rupees
BRL = Brazilian reais	JPY/¥ = Japanese yen
BUBOR = Budapest Interbank Offered Rate	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CHF = Swiss francs	MYR = Malaysian ringgits
CLP = Chilean pesos	NIBOR = Norwegian Interbank Offered Rate
CNH = Chinese yuan renminbi	NOK/NKr = Norwegian kroner
COP = Colombian pesos	NZD = New Zealand dollars
DKK = Danish kroner	PLN = Polish zloty
EFFR = Federal Funds Effective Rate	SEK = Swedish kronor
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	TRY = Turkish lira
HUF = Hungarian forints	USD/$ = U.S. dollars
ILS = Israeli shekels	ZAR = South African rand
See Notes to Financial Statements

100	American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 93.24%		Principal amount (000)	Value (000)
Corporate bonds & notes 92.32%
Energy	American Energy (Permian Basin) 7.125% 2020[1]	$ 8,045	$6,677
17.72%	Blackstone CQP Holdco LP, 6.50% 2021[1,2]	24,675	24,811
	Cheniere Energy, Inc. 5.13%–7.00% 2024–2027[1]	2,810	2,941
	Chesapeake Energy Corp. 8.00% 2025[1]	7,550	7,503
	Chesapeake Energy Corp. 4.41%–8.00% 2019–2027[1,3]	14,253	14,042
	CONSOL Energy Inc. 5.875% 2022	12,599	12,442
	NGL Energy Partners LP 6.875% 2021	6,640	6,623
	Southwestern Energy Co. 4.10% 2022	7,605	7,125
	Sunoco LP 6.25% 2021	5,950	6,233
	Teekay Corp. 8.50% 2020	11,168	10,233
	Weatherford International PLC 6.75% 2040	7,980	6,903
	Weatherford International PLC 4.50%–9.88% 2021–2042[1]	13,125	12,038
	Other securities		161,409

			278,980

Health care	Centene Corp. 4.75% 2022	7,715	8,091
13.08%	Centene Corp. 4.75%–6.13% 2021–2025	9,130	9,574
	Kinetic Concepts, Inc. 12.50% 2021[1]	7,813	8,829
	Molina Healthcare, Inc. 5.375% 2022	9,615	10,228
	Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,4,5,6,7]	6,351	6,222
	Tenet Healthcare Corp. 4.38%–7.00% 2021–2025[1]	11,832	11,934
	Tenet Healthcare Corp., First Lien 4.50%–6.00% 2020–2021	11,515	12,114
	VPI Escrow Corp. 6.375% 2020[1]	9,690	9,436
	VPI Escrow Corp. 5.625% 2021[1]	1,175	1,066
	VPI Escrow Corp. 6.50%–7.50% 2021–2024[1]	6,615	6,756
	VRX Escrow Corp. 6.125% 2025[1]	18,995	16,146
	VRX Escrow Corp. 5.38%–7.25% 2020–2023[1]	10,960	9,947
	Other securities		95,614

			205,957

Consumer	Cablevision Systems Corp. 6.75% 2021	5,875	6,521
discretionary	Cablevision Systems Corp. 5.50%–7.75% 2018–2027[1]	1,575	1,662
12.04%	CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	10,620	11,390
	CCO Holdings LLC and CCO Holdings Capital Corp. 4.91%–5.88% 2024–2027[1]	8,625	9,082
	Clear Channel Worldwide Holdings, Inc. 7.625% 2020	12,713	12,697
	iHeartCommunications, Inc. 9.00% 2019	9,685	7,639
	Petsmart, Inc. 5.875% 2025[1]	7,365	7,135
	Petsmart, Inc. 7.13%–8.88% 2023–2025[1]	10,625	9,614
	Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.22% 2022[3,4,5]	3,444	3,207
	Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	6,525	6,880
	Wynn Macau, Ltd. 5.25% 2021[1]	7,275	7,475
	Other securities		106,178

			189,480

Materials	ArcelorMittal 7.50% 2041	9,555	10,582
11.98%	Cliffs Natural Resources Inc. 8.25% 2020[1]	7,865	8,612
	Cliffs Natural Resources Inc. 5.75% 2025[1]	11,950	11,323
	Cliffs Natural Resources Inc. 6.25% 2040	825	627
	First Quantum Minerals Ltd. 7.00% 2021[1]	10,813	11,137
	First Quantum Minerals Ltd. 7.50% 2025[1]	11,625	11,422
	First Quantum Minerals Ltd. 7.25% 2022–2023[1]	3,575	3,629
	FMG Resources 9.75% 2022[1]	7,555	8,641
	Ryerson Inc. 11.00% 2022[1]	6,901	7,824
	Other securities		114,730

			188,527

American Funds Insurance Series	101

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Telecommunication	Altice NV 5.50%–7.50% 2022–2026[1]	$ 4,385	$ 4,694
services	Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	5,267	5,386
11.33%	Frontier Communications Corp. 10.50% 2022	6,780	6,483
	Frontier Communications Corp. 8.50%–11.00% 2020–2025	12,912	12,786
	Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)[3,4,5,7]	19,138	18,414
	Neptune Finco Corp. (Altice NV) 6.63%–10.13% 2023–2025[1]	4,450	5,022
	Numericable Group SA 6.00%–7.38% 2022–2026[1]	5,365	5,760
	SoftBank Group Corp. 4.50% 2020[1]	6,225	6,487
	Sprint Corp. 11.50% 2021	5,355	6,881
	Sprint Corp. 6.875% 2028	5,650	6,294
	Sprint Nextel Corp. 7.13%–7.88% 2021–2024	8,320	9,421
	Wind Acquisition SA 7.375% 2021[1]	13,300	13,840
	Windstream Holdings, Inc. 7.75% 2021	8,225	7,773
	Other securities		69,087

			178,328

Information	BMC Software, Inc. 8.125% 2021[1]	8,390	8,728
technology	Gogo Inc. 12.50% 2022[1]	7,850	8,959
7.69%	Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 2024[3,4,5]	7,870	8,172
	Solera Holdings, Inc. 10.50% 2024[1]	6,075	7,009
	Unisys Corp. 10.75% 2022[1]	7,325	8,057
	Other securities		80,102

			121,027

Industrials	Associated Materials, LLC 9.00% 2024[1]	8,700	9,309
7.08%	Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	13,613
	Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7]	1,307	1,399
	DAE Aviation Holdings, Inc. 10.00% 2023[1]	6,625	7,370
	Other securities		79,785

			111,476

Utilities	AES Corp. 4.88%–8.00% 2020–2026[1]	19,325	20,979
3.70%	Other securities		37,244

			58,223

Financials	CIT Group Inc. 3.875% 2019	9,335	9,592
3.54%	Other securities		46,101

			55,693

Real estate	Iron Mountain Inc. 5.75% 2024	5,975	6,124
2.10%	Other securities		26,965

			33,089

Consumer staples	Other securities		31,758

2.02%

Municipals	Other securities		594

0.04%	Total corporate bonds & notes		1,453,132

102	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
Other bonds & notes 0.92%
	U.S. Treasury 1.25% 2019[8]	$ 10,000	$9,978
	Other securities		4,489

			14,467

	Total bonds, notes & other debt instruments (cost: $1,442,832,000)		1,467,599

Convertible bonds 0.37%
Consumer discretionary 0.11%	Other securities		1,747

Miscellaneous 0.26%	Other convertible bonds in initial period of acquisition		4,092

	Total convertible bonds (cost: $5,452,000)		5,839

Convertible stocks 1.07%		Shares
Telecommunication services 0.02%	Frontier Communications Corp., Series A, convertible preferred	10,000	294

Other	Other securities		4,581

0.29%

Miscellaneous	Other convertible stocks in initial period of acquisition		11,953

0.76%	Total convertible stocks (cost: $20,794,000)		16,828

Common stocks 0.80%
Information	Corporate Risk Holdings I, Inc.[6,9]	218,504	3,402
technology	Other securities		–

0.22%			3,402

Other	Other securities		7,219

0.45%

Miscellaneous	Other common stocks in initial period of acquisition		1,986

0.13%	Total common stocks (cost: $38,036,000)		12,607

Rights & warrants 0.00%
Utilities	Other securities		46

0.00%

Miscellaneous	Other rights & warrants in initial period of acquisition		–

0.00%	Total rights & warrants (cost: $65,000)		46

American Funds Insurance Series	103

High-Income Bond Fund

Short-term securities 3.95%	Principal amount (000)	Value (000)
ExxonMobil Corp. 1.10% due 7/10/2017	$19,700	$19,694
Federal Home Loan Bank 0.85% due 7/14/2017	10,000	9,998
General Electric Co. 1.08% due 7/3/2017	32,400	32,398

Total short-term securities (cost: $62,090,000)		62,090

Total investment securities 99.43% (cost: $1,569,269,000)		1,565,009
Other assets less liabilities 0.57%		8,949

Net assets 100.00%		$1,573,958

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$267	$–	$267
3-month USD-LIBOR	2.2825%	4/13/2027	10,700	(21)	–	(21)

					$–	$246

Credit default swaps

 Centrally cleared credit default swaps on credit indices – buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$62,600	$(4,318)	$(4,467)	$149

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $758,939,000, which represented 48.22% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the next page.
[3]	Coupon rate may change periodically.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $107,360,000, which represented 6.82% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $32,053,000, which represented 2.04% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,469,000, which represented .22% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.

104	American Funds Insurance Series

High-Income Bond Fund

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$24,675	$24,811	1.58%

Other securities	3/10/2010-8/22/2014	13,197	4,239	.26

Total private placement securities		$37,872	$29,050	1.84%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	105

Mortgage Fund

Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 97.67%		Principal amount (000)	Value (000)
Mortgage-backed obligations 62.02%
Federal agency	Fannie Mae 4.00% 2036[1]	$ 5,460	$5,803
mortgage-backed	Fannie Mae 4.00% 2047[1]	10,353	10,891
obligations	Fannie Mae 4.00% 2047[1]	3,985	4,192
54.82%	Fannie Mae 4.00%–5.00% 2036–2047[1,2]	2,523	2,660
	Freddie Mac 5.00% 2034[1]	1,816	1,991
	Freddie Mac 4.00% 2036[1]	6,443	6,851
	Freddie Mac 4.00% 2036[1]	1,107	1,169
	Freddie Mac 3.50% 2045[1]	10,635	11,016
	Freddie Mac 4.00% 2047[1,2]	47,854	50,232
	Freddie Mac 4.00% 2047[1]	10,000	10,528
	Freddie Mac 4.00% 2047[1]	9,969	10,501
	Freddie Mac 4.50% 2047[1,2]	3,700	3,963
	Freddie Mac Pool #760014 2.981% 2045[1,3]	3,309	3,405
	Government National Mortgage Assn. 3.75% 2034[1]	1,438	1,510
	Government National Mortgage Assn. 5.50% 2040[1]	2,558	2,862
	Government National Mortgage Assn. 5.00% 2041[1]	1,445	1,552
	Government National Mortgage Assn. 3.50% 2043[1]	2,588	2,703
	Government National Mortgage Assn. 3.50% 2043[1]	1,978	2,064
	Government National Mortgage Assn. 3.50% 2043[1]	1,942	2,013
	Government National Mortgage Assn. 4.25% 2044[1]	1,782	1,905
	Government National Mortgage Assn. 4.00% 2046[1]	1,608	1,668
	Government National Mortgage Assn. 4.00% 2047[1]	13,380	14,098
	Government National Mortgage Assn. 4.00% 2047[1]	4,972	5,248
	Government National Mortgage Assn. 4.50% 2047[1]	5,152	5,484
	Government National Mortgage Assn. 4.737% 2065[1]	1,995	2,102
	Government National Mortgage Assn. 4.62% 2066[1]	2,037	2,184
	Government National Mortgage Assn. 3.50%–6.50% 2038–2066[1]	12,773	13,366
	Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 2056[1]	1,571	1,574
	Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,727	4,793
	Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	799	820

			189,148

Collateralized	Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1,
mortgage-backed	(1-month USD-LIBOR + 0.85%) 1.967% 2019[1,3,4]	1,620	1,621
(privately	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,3,4]	2,636	2,663
originated)	Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,4]	2,520	2,556
3.76%	Other securities		6,137

			12,977

Other	Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,502	4,588
mortgage-backed	Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,955
securities	Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,313

3.15%			10,856

Commercial mortgage-backed securities 0.29%	Other securities		995

	Total mortgage-backed obligations		213,976

Federal agency bonds & notes 18.37%
	Fannie Mae 1.875% 2022	3,000	2,996
	Fannie Mae 2.00% 2022	40,000	40,203
	Federal Home Loan Bank 1.375% 2021	3,000	2,966
	Federal Home Loan Bank 1.875% 2021	10,000	10,034
	United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,184

			63,383

106	American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 11.90%
U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.375% 2025[5,6]	$10,516	$10,449
inflation-protected	U.S. Treasury Inflation-Protected Security 0.625% 2026[5,6]	4,497	4,529
securities	U.S. Treasury Inflation-Protected Security 2.125% 2041[6]	123	153
8.79%	U.S. Treasury Inflation-Protected Security 0.75% 2042[6]	6,963	6,641
	U.S. Treasury Inflation-Protected Security 1.375% 2044[6]	7,842	8,549

			30,321

U.S. Treasury 3.11%	U.S. Treasury 1.875% 2022	9,000	8,999
	U.S. Treasury 1.50%–2.13% 2020–2022	1,744	1,755

			10,754

	Total U.S. Treasury bonds & notes		41,075

Asset-backed obligations 5.32%
	Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,4]	1,823	1,814
	Other securities		16,529

			18,343

Corporate bonds & notes 0.06%
Financials 0.06%	Other securities		214

	Total bonds, notes & other debt instruments (cost: $335,741,000)		336,991

Short-term securities 18.17%
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.37% due 11/16/2017	5,000	4,974
	Coca-Cola Co. 1.22% due 12/6/2017[4]	10,000	9,945
	Federal Home Loan Bank 1.00%–1.03% due 10/20/2017–11/10/2017	15,679	15,621
	Freddie Mac 1.02% due 11/20/2017	3,750	3,734
	General Electric Co. 1.08% due 7/3/2017	8,800	8,799
	John Deere Canada ULC 1.16% due 7/25/2017[4]	4,700	4,696
	Mitsubishi UFJ Trust and Banking Corp. 1.35% due 11/16/2017[4]	5,000	4,974
	Private Export Funding Corp. 1.26% due 11/17/2017[4]	5,000	4,975
	Svenska Handelsbanken Inc. 1.28% due 11/29/2017[4]	5,000	4,972

	Total short-term securities (cost: $62,695,000)		62,690

	Total investment securities 115.84% (cost: $398,436,000)		399,681
	Other assets less liabilities (15.84)%		(54,657)

	Net assets 100.00%		$345,024

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,423,000, which represented .41% of the net assets of the fund.

American Funds Insurance Series	107

Mortgage Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 6/30/2017[8] (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
20 Year U.S. Treasury Bond Futures	Long	48	September 2017	$4,800	$7,377	$ 57
30 Year Ultra U.S. Treasury Bond Futures	Long	5	September 2017	500	830	11
10 Year Ultra U.S. Treasury Note Futures	Short	17	September 2017	(1,700)	(2,292)	16
5 Year U.S. Treasury Note Futures	Long	2,195	October 2017	219,500	258,650	(626)
30 Day Federal Funds Futures	Long	208	October 2017	86,667	85,629	(5)

						$(547)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
U.S. EFFR	1.1745%	11/1/2017	$1,000,000	$ 30	$–	$30
U.S. EFFR	1.17865%	11/1/2017	500,000	10	–	10
U.S. EFFR	1.2165%	11/1/2017	700,000	(14)	–	(14)
3-month USD-LIBOR	1.217%	9/22/2021	11,500	310	–	310
3-month USD-LIBOR	1.225%	9/22/2021	11,500	306	–	306
3-month USD-LIBOR	1.2796%	10/11/2021	14,500	361	–	361
3-month USD-LIBOR	2.24%	12/5/2026	10,500	3	–	3
3-month USD-LIBOR	2.27%	12/5/2026	8,500	(20)	–	(20)
3-month USD-LIBOR	3.34%	6/27/2044	3,500	(582)	–	(582)
3-month USD-LIBOR	3.206%	7/31/2044	2,000	(279)	–	(279)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(292)	–	(292)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(431)	–	(431)
3-month USD-LIBOR	2.5055%	1/9/2045	2,000	9	–	9
3-month USD-LIBOR	2.454%	1/15/2045	3,200	49	–	49
3-month USD-LIBOR	2.516%	10/20/2045	2,500	6	–	6
3-month USD-LIBOR	2.525%	10/20/2045	1,500	1	–	1
3-month USD-LIBOR	2.5315%	10/26/2045	4,000	(3)	–	(3)
3-month USD-LIBOR	2.52822%	11/23/2045	3,560	– [9]	–	– [9]
3-month USD-LIBOR	2.4835%	12/3/2045	2,000	19	–	19
3-month USD-LIBOR	2.59125%	12/16/2045	2,250	(30)	–	(30)
3-month USD-LIBOR	2.4095%	1/14/2046	1,500	38	–	38
3-month USD-LIBOR	2.33725%	2/1/2046	5,000	203	–	203

					$–	$(306)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,065,000, which represented 15.96% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $9,431,000, which represented 2.73% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

108	American Funds Insurance Series

Mortgage Fund

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

American Funds Insurance Series	109

Ultra-Short Bond Fund

Investment portfolio June 30, 2017	unaudited

Short-term securities 100.11%	Principal amount (000)	Value (000)
Commercial paper 72.15%
Apple Inc. 1.08% due 8/3/2017[1]	$ 9,000	$8,991
Australia & New Zealand Banking Group, Ltd. 1.10% due 9/6/2017[1]	5,000	4,988
Bridgestone Americas, Inc. 1.05% due 7/11/2017[1]	8,500	8,497
CAFCO, LLC 1.28% due 10/3/2017[1]	10,000	9,968
Chariot Funding, LLC 1.18% due 7/18/2017[1]	10,000	9,994
Cisco Systems, Inc. 0.98% due 7/12/2017[1]	10,000	9,996
Emerson Electric Co. 1.08% due 8/1/2017[1]	5,500	5,495
ExxonMobil Corp. 1.14% due 9/11/2017	10,000	9,977
Fairway Finance Corp. 1.16% due 8/28/2017[1]	10,000	9,979
John Deere Canada ULC 1.12% due 7/10/2017[1]	8,300	8,297
KfW 0.95% due 7/5/2017[1]	10,000	9,999
Liberty Street Funding Corp. 1.28% due 9/18/2017[1]	10,000	9,972
Microsoft Corp. 0.97% due 7/17/2017[1]	10,000	9,995
Mizuho Bank, Ltd. 1.11% due 7/3/2017[1]	10,000	9,999
National Australia Bank Ltd. 1.14% due 7/24/2017[1]	11,400	11,391
Nestlé Finance International Ltd. 1.14% due 9/7/2017	8,000	7,982
Old Line Funding, LLC 1.02% due 7/17/2017[1]	10,000	9,994
Paccar Financial Corp. 1.12% due 7/28/2017	6,700	6,694
Pfizer Inc. 1.15% due 9/18/2017[1]	10,000	9,975
Prudential Funding, LLC 1.10% due 7/17/2017	10,000	9,995
Simon Property Group, L.P. 1.08% due 8/14/2017[1]	10,000	9,985
Sumitomo Mitsui Banking Corp. 1.15% due 8/1/2017[1]	12,900	12,886
Total Capital Canada Ltd. 1.05% due 8/15/2017[1]	10,000	9,985
United Parcel Service Inc. 1.08% due 7/5/2017[1]	9,000	8,999

		224,033

Federal agency discount notes 24.74%
Fannie Mae 0.80% due 7/17/2017	15,000	14,995
Federal Home Loan Bank 0.64%–0.90% due 7/7/2017–8/1/2017	35,700	35,682
Freddie Mac 0.82%–1.03% due 7/13/2017–11/10/2017	16,300	16,251
International Bank for Reconstruction and Development 0.86% due 7/13/2017	9,900	9,898

		76,826

U.S. Treasury bonds & notes 3.22%
U.S. Treasury Bills 0.90% due 8/24/2017	10,000	9,987

Total short-term securities (cost: $310,858,000)		310,846

Total investment securities 100.11% (cost: $310,858,000)		310,846
Other assets less liabilities (0.11)%		(347)

Net assets 100.00%		$310,499

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $189,386,000, which represented 60.99% of the net assets of the fund.

See Notes to Financial Statements

110	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio June 30, 2017	unaudited

Bonds, notes & other debt instruments 97.12%		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 42.41%
U.S. Treasury	U.S. Treasury 1.125% 2021	$ 31,950	$31,114
32.16%	U.S. Treasury 1.375% 2021	20,000	19,786
	U.S. Treasury 1.75% 2021[1]	40,540	40,437
	U.S. Treasury 2.00% 2021	46,300	46,638
	U.S. Treasury 2.00% 2021	44,350	44,745
	U.S. Treasury 2.00% 2021	26,500	26,769
	U.S. Treasury 2.125% 2021	23,450	23,774
	U.S. Treasury 2.25% 2021	64,745	65,989
	U.S. Treasury 2.25% 2021	38,000	38,752
	U.S. Treasury 1.75% 2022	198,300	197,138
	U.S. Treasury 1.875% 2022	63,000	62,995
	U.S. Treasury 2.125% 2022	21,970	22,146
	U.S. Treasury 1.50% 2023	26,020	25,333
	U.S. Treasury 2.125% 2023	98,795	99,135
	U.S. Treasury 2.00% 2024	30,000	29,741
	U.S. Treasury 2.875% 2046	23,339	23,504
	U.S. Treasury 3.00% 2047	32,660	33,760
	U.S. Treasury 3.00% 2047	17,140	17,708
	U.S. Treasury 0.75%–6.25% 2019–2030	76,561	77,973

			927,437

U.S. Treasury	U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	26,984	26,533
inflation-protected	U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	85,884	85,334
securities	U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	24,645	28,096
10.25%	U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	32,896	32,337
	U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	21,306	20,320
	U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	68,930	75,144
	U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2020–2047[2]	27,968	27,679

			295,443

	Total U.S. Treasury bonds & notes		1,222,880

Mortgage-backed obligations 35.97%
Federal agency	Fannie Mae 3.00% 2036[3]	30,230	30,707
mortgage-backed	Fannie Mae 4.00% 2036[3]	17,031	18,100
obligations	Fannie Mae 3.00% 2037[3]	19,307	19,612
35.32%	Fannie Mae 3.00% 2046[3]	29,492	29,476
	Fannie Mae 4.00% 2047[3,4]	56,000	58,760
	Fannie Mae 4.00% 2047[3]	46,481	48,897
	Fannie Mae 4.00% 2047[3]	25,000	26,300
	Fannie Mae 4.50% 2047[3,4]	64,000	68,645
	Fannie Mae 0%–9.47% 2017–2047[3,4,5]	77,529	81,587
	Freddie Mac 3.50% 2046[3]	57,957	59,791
	Freddie Mac 4.00% 2047[3,4]	84,742	88,953
	Freddie Mac 4.00% 2047[3,4]	75,000	78,870
	Freddie Mac 4.00% 2047[3]	58,200	61,273
	Freddie Mac 0%–5.50% 2023–2045[3,5]	18,081	18,783
	Government National Mortgage Assn. 4.50% 2045[3]	21,214	22,562
	Government National Mortgage Assn. 4.00% 2047[3]	87,804	92,676
	Government National Mortgage Assn. 4.00% 2047[3]	26,264	27,675
	Government National Mortgage Assn. 4.50% 2047[3]	24,310	25,876
	Government National Mortgage Assn. 1.68%–6.64% 2034–2065[3,5]	119,472	125,833
	Other securities		34,048

			1,018,424

American Funds Insurance Series	111

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Other	Fannie Mae 2.72%–3.50% 2022–2024[3,5]	$10,225	$10,676
mortgage-backed	Freddie Mac 1.38%–3.32% 2020–2023[3,5]	8,050	8,102

securities 0.65%			18,778

	Total mortgage-backed obligations		1,037,202

Federal agency bonds & notes 18.74%
	Fannie Mae 1.25%–7.13% 2019–2030	31,400	33,110
	Federal Home Loan Bank 1.75% 2018	74,000	74,372
	Federal Home Loan Bank 3.375% 2023	16,715	17,929
	Federal Home Loan Bank 5.50% 2036	600	814
	Freddie Mac 3.75% 2019	12,750	13,265
	Private Export Funding Corp. 1.45%–3.55% 2019–2024	28,840	29,342
	Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,440
	Tennessee Valley Authority 2.88%–5.88% 2027–2060	14,330	15,785
	TVA Southaven 3.846% 2033[3]	1,466	1,489
	U.S. Department of Housing and Urban Development 0.93%–3.70% 2017–2034	91,632	93,759
	United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,935
	United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	90,310
	United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	44,236
	United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	45,198
	United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,760	4,540
	United States Agency for International Development, State of Iraq, 2.149% 2022	6,670	6,693
	United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,940
	United States Agency for International Development, Ukraine 1.47%–1.84% 2019–2021	5,855	5,783
	Other securities		5,208

			540,148

	Total bonds, notes & other debt instruments (cost: $2,789,296,000)		2,800,230

Short-term securities 7.09%
	Bank of Montreal 1.30% due 11/22/2017	40,000	39,995
	General Electric Co. 1.08% due 7/3/2017	35,000	34,997
	U.S. Treasury Bills 1.09% due 12/7/2017	90,000	89,580
	Other securities		39,973

	Total short-term securities (cost: $204,540,000)		204,545

	Total investment securities 104.21% (cost: $2,993,836,000)		3,004,775
	Other assets less liabilities (4.21)%		(121,503)

	Net assets 100.00%		$2,883,272

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities“ also includes securities (with an aggregate value of $25,458,000, which represented .88% of the net assets of the fund) which were acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

112	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[6] (000)	Value at 6/30/2017[7] (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
10 Year U.S. Treasury Note Futures	Long	1,141	September 2017	$114,100	$143,231	$(1,183)
10 Year Ultra U.S. Treasury Note Futures	Long	179	September 2017	17,900	24,131	(65)
20 Year U.S. Treasury Bond Futures	Short	3	September 2017	(300)	(461)	8
30 Year Ultra U.S. Treasury Bond Futures	Short	115	September 2017	(11,500)	(19,076)	183
5 Year U.S. Treasury Note Futures	Long	14,313	October 2017	1,431,300	1,686,586	(4,366)
2 Year U.S. Treasury Note Futures	Long	700	October 2017	140,000	151,277	(243)
30 Day Federal Funds Futures	Long	1,013	October 2017	422,084	417,031	(23)
90 Day Euro Dollar Futures	Short	1,175	September 2018	(293,750)	(288,727)	(487)
90 Day Euro Dollar Futures	Short	625	December 2018	(156,250)	(153,438)	(321)

						$(6,497)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
U.S. EFFR	1.1745%	11/1/2017	$7,246,700	$ 217	$–	$ 217
U.S. EFFR	1.17865%	11/1/2017	3,623,300	72	–	72
U.S. EFFR	1.19125%	11/1/2017	3,075,000	31	–	31
U.S. EFFR	1.201%	11/1/2017	1,565,000	–	–	–
U.S. EFFR	1.19875%	11/1/2017	1,565,000	–	–	–
U.S. EFFR	1.211%	11/1/2017	1,940,000	(39)	–	(39)
U.S. EFFR	1.2165%	11/1/2017	4,800,000	(96)	–	(96)
1.6715%	3-month USD-LIBOR	3/17/2019	223,000	408	–	408
1.654%	3-month USD-LIBOR	3/20/2019	222,000	333	–	333
1.329%	U.S. EFFR	3/27/2019	131,000	(127)	–	(127)
1.32625%	U.S. EFFR	4/5/2019	68,800	(74)	–	(74)
1.34875%	U.S. EFFR	4/5/2019	120,000	(83)	–	(83)
3-month USD-LIBOR	1.5165%	4/19/2019	130,000	146	–	146
3-month USD-LIBOR	1.504%	6/8/2019	60,500	105	–	105
3-month USD-LIBOR	1.5055%	6/8/2019	60,500	103	–	103
1.337%	U.S. EFFR	6/8/2019	121,000	(169)	–	(169)
3-month USD-LIBOR	1.5395%	6/12/2019	60,500	66	–	66
1.367%	U.S. EFFR	6/12/2019	60,500	(51)	–	(51)
3-month USD-LIBOR	1.553%	6/14/2019	60,500	53	–	53
1.37%	U.S. EFFR	6/14/2019	60,500	(48)	–	(48)
3-month USD-LIBOR	1.555%	6/21/2019	60,500	59	–	59
1.362%	U.S. EFFR	6/21/2019	60,500	(60)	–	(60)
3-month USD-LIBOR	1.5445%	6/28/2019	60,500	77	–	77
1.351%	U.S. EFFR	6/28/2019	60,500	(77)	–	(77)
1.9425%	3-month USD-LIBOR	3/17/2020	165,000	1,044	–	1,044
3-month USD-LIBOR	1.217%	9/22/2021	60,000	1,616	–	1,616
3-month USD-LIBOR	1.225%	9/22/2021	60,000	1,596	–	1,596
3-month USD-LIBOR	1.2255%	9/23/2021	5,000	133	–	133
3-month USD-LIBOR	1.9665%	2/2/2022	50,000	(120)	–	(120)
3-month USD-LIBOR	2.01215%	2/2/2022	119,000	(524)	–	(524)
3-month USD-LIBOR	2.0025%	2/7/2022	59,000	(233)	–	(233)
3-month USD-LIBOR	2.2175%	3/17/2022	52,000	(696)	–	(696)
3-month USD-LIBOR	1.8675%	4/19/2022	70,000	204	–	204
3-month USD-LIBOR	1.75918%	4/29/2022	58,000	466	–	466
2.80%	3-month USD-LIBOR	9/2/2022	280,000	2,576	–	2,576

American Funds Insurance Series	113

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
2.75%	3-month USD-LIBOR	9/2/2022	$280,000	$2,316	$–	$2,316
3-month USD-LIBOR	2.74125%	11/22/2023	15,000	(617)	–	(617)
3-month USD-LIBOR	2.0815%	2/10/2024	28,700	(6)	–	(6)
3-month USD-LIBOR	2.0955%	2/10/2024	14,300	(15)	–	(15)
3-month USD-LIBOR	2.3875%	3/17/2024	160,700	(3,079)	–	(3,079)
3-month USD-LIBOR	1.798%	2/2/2026	35,000	1,121	–	1,121
3-month USD-LIBOR	2.24%	12/5/2026	55,100	16	–	16
3-month USD-LIBOR	2.27%	12/5/2026	44,900	(103)	–	(103)
2.579%	3-month USD-LIBOR	3/14/2027	53,000	1,518	–	1,518
2.333%	3-month USD-LIBOR	3/29/2027	42,000	278	–	278
3-month USD-LIBOR	2.97125%	9/2/2030	62,000	(1,920)	–	(1,920)
3-month USD-LIBOR	3.005%	9/2/2030	62,000	(2,098)	–	(2,098)
3-month USD-LIBOR	3.34%	6/27/2044	45,000	(7,477)	–	(7,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(2,230)	–	(2,230)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(2,333)	–	(2,333)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(440)	–	(440)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	50	–	50
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	14	–	14
3-month USD-LIBOR	2.7025%	9/10/2045	30,000	(1,105)	–	(1,105)
3-month USD-LIBOR	2.516%	10/20/2045	36,000	91	–	91
3-month USD-LIBOR	2.525%	10/20/2045	24,000	15	–	15
3-month USD-LIBOR	2.5315%	10/26/2045	10,000	(8)	–	(8)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	(1)	–	(1)
3-month USD-LIBOR	2.59125%	12/16/2045	9,000	(121)	–	(121)
3-month USD-LIBOR	1.768%	8/17/2046	8,200	1,344	–	1,344
3-month USD-LIBOR	2.3985%	6/9/2047	22,500	643	–	643
2.44345%	3-month USD-LIBOR	6/29/2047	21,000	(390)	–	(390)

					$–	$(7,629)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $69,299,000, which represented 2.40% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

114	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio June 30, 2017	unaudited

Growth funds 93.32%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,280,267	$229,881

Total growth funds (cost: $228,002,000)		229,881

Short-term securities 6.77%
Government Cash Management Fund	16,661,618	16,662

Total short-term securities (cost: $16,662,000)		16,662

Total investment securities 100.09% (cost: $244,664,000)		246,543
Other assets less liabilities (0.09)%		(216)

Net assets 100.00%		$246,327

Investment in affiliates

American Funds Insurance Series – Growth Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
2,821,842	603,955	145,530	3,280,267	$(574)	$8,123	$365	$229,881

See Notes to Financial Statements

American Funds Insurance Series	115

Managed Risk International Fund

Investment portfolio June 30, 2017	unaudited

Growth funds 94.42%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,939,497	$116,830

Total growth funds (cost: $109,949,000)		116,830

Short-term securities 5.67%
Government Cash Management Fund	7,013,879	7,014

Total short-term securities (cost: $7,014,000)		7,014

Total investment securities 100.09% (cost: $116,963,000)		123,844
Other assets less liabilities (0.09)%		(108)

Net assets 100.00%		$123,736

Investment in affiliates

American Funds Insurance Series – International Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
5,381,857	791,338	233,698	5,939,497	$(483)	$16,607	$397	$116,830

See Notes to Financial Statements

116	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio June 30, 2017	unaudited

Growth-and-income funds 94.65%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	24,910,308	$342,268

Total growth-and-income funds (cost: $338,625,000)		342,268

Short-term securities 5.44%
Government Cash Management Fund	19,687,948	19,688

Total short-term securities (cost: $19,688,000)		19,688

Total investment securities 100.09% (cost: $358,313,000)		361,956
Other assets less liabilities (0.09)%		(323)

Net assets 100.00%		$361,633

Investment in affiliates

American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
20,295,700	5,700,424	1,085,816	24,910,308	$(296)	$3,936	$1,244	$342,268

See Notes to Financial Statements

American Funds Insurance Series	117

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2017	unaudited

Growth-and-income funds 95.01%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	3,872,003	$176,447

Total growth-and-income funds (cost: $182,552,000)		176,447

Short-term securities 5.07%
Government Cash Management Fund	9,412,597	9,413

Total short-term securities (cost: $9,413,000)		9,413

Total investment securities 100.08% (cost: $191,965,000)		185,860
Other assets less liabilities (0.08)%		(154)

Net assets 100.00%		$185,706

Investment in affiliates

American Funds Insurance Series – Growth-Income Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
3,415,529	565,019	108,545	3,872,003	$(554)	$4,193	$488	$176,447

See Notes to Financial Statements

118	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2017	unaudited

Asset allocation funds 94.13%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	172,084,829	$3,846,096

Total asset allocation funds (cost: $3,739,099,000)		3,846,096

Short-term securities 5.97%
Government Cash Management Fund	244,055,456	244,055

Total short-term securities (cost: $244,055,000)		244,055

Total investment securities 100.10% (cost: $3,983,154,000)		4,090,151
Other assets less liabilities (0.10)%		(3,925)

Net assets 100.00%		$4,086,226

Investment in affiliates

American Funds Insurance Series – Asset Allocation Fund, Class 1 is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2017, appear below.

Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2017 (000)
153,453,622	19,254,736	623,529	172,084,829	$1,372	$97,975	$12,067	$3,846,096

See Notes to Financial Statements

American Funds Insurance Series	119

Financial statements

Statements of assets and liabilities at June 30, 2017

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$5,861,471	$4,010,606	$23,627,714	$8,788,701	$3,130,570
Affiliated issuers	–	25,852	–	–	–
Cash	522	1,412	4,457	81	7,786
Cash denominated in currencies other than U.S. dollars	2,465	130	1,115	2,672	642
Unrealized appreciation on open forward currency contracts	69	275	–	59	183
Receivables for:
Sales of investments	4,174	8,550	18,948	21,757	41,134
Sales of fund’s shares	3,230	1,295	9,536	4,861	3,298
Dividends and interest	14,596	4,318	25,910	16,327	10,630
Closed forward currency contracts	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–
Variation margin on swap contracts	–	–	–	–	–
Other	102	48	29	433	96

	5,886,629	4,052,486	23,687,709	8,834,891	3,194,339

Liabilities:
Unrealized depreciation on open forward currency contracts	–	561	–	–	39
Payables for:
Purchases of investments	187	10,345	45,536	25,621	35,060
Repurchases of fund’s shares	30,325	3,300	35,223	20,368	1,610
Investment advisory services	2,536	2,353	6,383	3,586	1,863
Services provided by related parties	874	551	3,467	954	295
Trustees’ deferred compensation	67	44	507	217	28
Closed forward currency contracts	–	922	–	–	13
Variation margin on futures contracts	–	–	–	–	–
Variation margin on swap contracts	–	–	–	–	–
Non-U.S. taxes	1,573	131	3,240	3,527	2,891
Other	517	420	640	1,000	635

	36,079	18,627	94,996	55,273	42,434

Net assets at June 30, 2017	$5,850,550	$4,033,859	$23,592,713	$8,779,618	$3,151,905

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,828,761	$3,294,628	$14,280,881	$7,019,945	$2,613,842
Undistributed (distributions in excess of) net investment income	27,922	9,675	92,306	76,172	3,247
Undistributed (accumulated) net realized gain (loss)	328,168	34,174	1,707,987	217,143	57,659
Net unrealized appreciation (depreciation)	1,665,699	695,382	7,511,539	1,466,358	477,157

Net assets at June 30, 2017	$5,850,550	$4,033,859	$23,592,713	$8,779,618	$3,151,905

Investment securities, at cost:
Unaffiliated issuers	$4,195,893	$3,317,537	$16,116,203	$7,319,843	$2,651,539
Affiliated issuers	–	23,266	–	–	–
Cash denominated in currencies other than U.S. dollars, at cost	2,465	130	1,116	2,672	642

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

120	American Funds Insurance Series

unaudited (dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$8,861,523	$1,905,317	$28,245,732	$1,385,629	$500,195	$24,118,389	$287,156	$12,479,885	$2,410,691
–		–	–	–	–	–	–	–
3,653	826	9,219	(631)	227	5,697	164	6,728	1,516
–	2,892	1,750	1,145	42	176	67	5,698	946
–	–	–	–	–	–	167	1,952	4,096

11,968	34,405	46,304	1,862	6,500	375,868	2,342	1,651,319	50,152
1,687	764	12,051	331	277	17,908	666	3,283	5,342
11,191	7,813	31,347	6,945	2,732	81,492	1,362	60,244	19,501
–	–	–	–	–	–	–	–	185
–	–	–	–	–	139	–	393	11
–	–	–	–	–	484	–	1,659	293
25	93	233	49	8	129	17	83	417

8,890,047	1,952,110	28,346,636	1,395,330	509,981	24,600,282	291,941	14,211,244	2,493,150

–	–	–	–	5	–	119	4,449	5,273
2,383	12,999	68,823	13,336	7,613	939,301	1,949	3,693,052	87,634

3,816	1,580	10,079	1,624	162	7,758	29	4,204	824
2,863	984	6,102	674	205	5,222	156	3,239	1,042
812	331	3,122	75	64	1,957	46	934	262
69	21	577	7	1	231	2	106	22
–	–	–	–	–	–	9	–	299
–	–	–	–	–	–	–	1,470	209
–	–	–	–	–	273	–	780	151
–	1,020	374	–	72	4,039	51	–	345
332	159	519	1,246	196	2,184	28	311	413

10,275	17,094	89,596	16,962	8,318	960,965	2,389	3,708,545	96,474

$8,879,772	$1,935,016	$28,257,040	$1,378,368	$501,663	$23,639,317	$289,552	$10,502,699	$2,396,676

$6,601,086	$1,418,581	$20,172,320	$1,270,585	$484,727	$18,507,550	$242,493	$10,362,915	$2,383,849
96,117	28,427	217,613	22,391	1,143	209,787	1,472	112,798	20,272
412,570	126,714	1,189,775	(12,441)	(3,691)	590,837	6,492	(52,014)	(25,858)
1,769,999	361,294	6,677,332	97,833	19,484	4,331,143	39,095	79,000	18,413

$8,879,772	$1,935,016	$28,257,040	$1,378,368	$501,663	$23,639,317	$289,552	$10,502,699	$2,396,676

$7,091,549	$1,543,551	$21,568,511	$1,287,111	$480,715	$19,781,083	$248,124	$12,402,750	$2,392,131
–	–	–	–	–	–	–	–	–
–	2,887	1,750	1,142	42	176	67	5,626	945

American Funds Insurance Series	121

Statements of assets and liabilities at June 30, 2017

	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,565,009		$399,681	$310,846	$3,004,775	$ 16,662
Affiliated issuers	–		–	–	–	229,881
Cash	2,087		1,268	141	5,626	–
Cash denominated in currencies other than U.S. dollars	–	*	–	–	–	–
Receivables for:
Sales of investments	23,105		98,441	–	1,299,112	33
Sales of fund’s shares	166		31	74	710	12
Dividends and interest	24,063		1,178	–	10,370	11
Variation margin on futures contracts	–		6	–	216	–
Variation margin on swap contracts	89		273	–	3,491	–
Other	4		–	–	–	–

	1,614,523		500,878	311,061	4,324,300	246,599

Liabilities:
Payables for:
Purchases of investments	37,730		154,771	–	1,434,167	2
Repurchases of fund’s shares	1,310		518	390	1,014	45
Investment advisory services	635		122	83	823	20
Services provided by related parties	186		17	60	345	199
Trustees’ deferred compensation	53		2	19	60	1
Variation margin on futures contracts	–		412	–	2,983	–
Variation margin on swap contracts	166		5	–	1,584	–
Non-U.S. taxes	5		–	–	–	–
Other	480		7	10	52	5

	40,565		155,854	562	1,441,028	272

Net assets at June 30, 2017	$1,573,958		$345,024	$310,499	$2,883,272	$246,327

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,731,295		$339,619	$310,090	$2,848,473	$230,262
Undistributed (distributions in excess of) net investment income	50,886		2,404	421	22,411	(312)
Undistributed (accumulated) net realized gain (loss)	(204,289)		2,608	–	15,576	14,498
Net unrealized appreciation (depreciation)	(3,934)		393	(12)	(3,188)	1,879

Net assets at June 30, 2017	$1,573,958		$345,024	$310,499	$2,883,272	$246,327

Investment securities, at cost:
Unaffiliated issuers	$1,569,335		$398,436	$310,858	$2,993,836	$ 16,662
Affiliated issuers	–		–	–	–	228,002
Cash denominated in currencies other than U.S. dollars, at cost	–	*	–	–	–	–

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

122	American Funds Insurance Series

unaudited (dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$ 7,014		$ 19,688	$ 9,413	$ 244,055
116,830		342,268	176,447	3,846,096
–		–	–	–
–		–	–	–

28		18	–	–
82		12	118	8,289
5		14	6	169
–		–	–	–
–		–	–	–
–	*	–	–	–

123,959		362,000	185,984	4,098,609

–		8	107	6,991
112		23	3	772
10		30	15	335
100		295	150	3,016
1		1	1	16
–		–	–	–
–		–	–	–
–		–	–	–
–		10	2	1,253

223		367	278	12,383

$123,736		$361,633	$185,706	$4,086,226

$122,756		$347,062	$184,750	$3,803,412
56		197	(35)	2,234
(5,957)		10,731	7,096	173,583
6,881		3,643	(6,105)	106,997

$123,736		$361,633	$185,706	$4,086,226

$ 7,014		$ 19,688	$ 9,413	$ 244,055
109,949		338,625	182,552	3,739,099
–		–	–	–

American Funds Insurance Series	123

Statements of assets and liabilities at June 30, 2017

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$1,866,425	$1,526,093	$7,756,995	$4,486,803	$1,840,696
	Shares outstanding	67,412	67,096	110,682	228,103	81,594
	Net asset value per share	$27.69	$22.74	$70.08	$19.67	$22.56
Class 1A:	Net assets	$561	$147	$811	$369	$167
	Shares outstanding	20	7	12	19	7
	Net asset value per share	$27.67	$22.73	$70.03	$19.65	$22.54
Class 2:	Net assets	$3,849,664	$2,446,269	$15,059,300	$4,164,515	$990,023
	Shares outstanding	140,379	110,503	216,397	212,643	44,314
	Net asset value per share	$27.42	$22.14	$69.59	$19.58	$22.34
Class 3:	Net assets			$200,617	$29,834
	Shares outstanding			2,847	1,515
	Net asset value per share			$70.47	$19.70
Class 4:	Net assets	$133,900	$61,350	$574,990	$98,097	$321,019
	Shares outstanding	4,897	2,747	8,341	5,049	14,411
	Net asset value per share	$27.35	$22.33	$68.93	$19.43	$22.28

		High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class 1:	Net assets	$741,061	$273,166	$32,502	$1,328,206
	Shares outstanding	70,436	25,725	2,878	108,547
	Net asset value per share	$10.52	$10.62	$11.30	$12.24
Class 1A:	Net assets	$111	$104	$10	$111
	Shares outstanding	11	10	1	9
	Net asset value per share	$10.52	$10.61	$11.30	$12.24
Class 2:	Net assets	$797,660	$62,273	$257,613	$1,486,950
	Shares outstanding	77,013	5,881	23,411	122,821
	Net asset value per share	$10.36	$10.59	$11.00	$12.11
Class 3:	Net assets	$13,052		$3,675	$10,727
	Shares outstanding	1,237		331	875
	Net asset value per share	$10.55		$11.12	$12.26
Class 4:	Net assets	$22,074	$9,481	$16,699	$57,278
	Shares outstanding	1,983	901	1,501	4,724
	Net asset value per share	$11.13	$10.52	$11.12	$12.13
Class P1:	Net assets					$1,322
	Shares outstanding					111
	Net asset value per share					$11.95
Class P2:	Net assets					$245,005
	Shares outstanding					20,616
	Net asset value per share					$11.88

*Amount less than one thousand.

See Notes to Financial Statements

124	American Funds Insurance Series

unaudited (dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$5,269,923	$409,724	$14,186,521	$1,066,860	$201,987	$15,067,547	$75,469	$6,409,191	$1,222,013
383,409	27,964	311,300	63,870	20,022	674,106	6,145	590,394	104,285
$13.74	$14.65	$45.57	$16.70	$10.09	$22.35	$12.28	$10.86	$11.72
$161	$11	$450	$17	$75	$1,979	$11	$391	$31
12	1	10	1	7	89	1	36	3
$13.74	$14.65	$45.55	$16.70	$10.08	$22.34	$12.28	$10.85	$11.72
$3,434,403	$1,500,617	$13,333,215	$264,171	$732	$5,349,839	$193,166	$3,971,247	$1,160,083
252,757	102,680	295,740	15,876	73	241,782	15,774	370,598	99,817
$13.59	$14.61	$45.08	$16.64	$10.09	$22.13	$12.25	$10.72	$11.62
		$159,906			$36,628
		3,505			1,638
		$45.62			$22.36
$175,285	$24,664	$576,948	$47,320	$298,869	$3,183,324	$20,906	$121,870	$14,549
12,922	1,704	12,896	2,857	29,679	144,458	1,718	11,361	1,260
$13.56	$14.47	$44.74	$16.56	$10.07	$22.04	$12.17	$10.73	$11.55

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$125	$201	$1,792	$1,466,442
12	17	156	115,455
$10.17	$11.96	$11.45	$12.70
$123,611	$361,432	$183,914	$2,619,784
12,238	30,441	16,138	206,573
$10.10	$11.87	$11.40	$12.68

American Funds Insurance Series	125

Statements of operations for the six months ended June 30, 2017

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$56,592		$27,833	$137,104	$97,141	$29,601
Interest	1,196		1,457	4,798	5,105	6,559

	57,788		29,290	141,902	102,246	36,160

Fees and expenses*:
Investment advisory services	14,558		14,170	37,258	20,281	11,051
Distribution services	4,749		3,060	19,178	5,092	1,550
Insurance administrative services	140		65	645	100	351
Transfer agent services	–	†	– †	1	– †	– †
Administrative services	279		203	1,140	408	156
Reports to shareholders	152		105	626	216	80
Registration statement and prospectus	9		15	45	11	16
Trustees’ compensation	27		20	111	39	15
Auditing and legal	–	†	3	4	4	17
Custodian	344		225	238	674	401
Other	6		44	3	15	20

Total fees and expenses before waivers/reimbursements	20,264		17,910	59,249	26,840	13,657
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–		–	–	–	–
Miscellaneous fee reimbursements	–		–	–	–	–

Total waivers/reimbursements of fees and expenses	–		–	–	–	–

Total fees and expenses after waivers/reimbursements	20,264		17,910	59,249	26,840	13,657

Net investment income (loss)	37,524		11,380	82,653	75,406	22,503

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments
Unaffiliated issuers	329,123		8,706	1,883,619	214,021	184,399
Affiliated issuers	–		(3,537)	–	–	–
Futures contracts	–		–	–	–	–
Forward currency contracts	134		(3,099)	–	(8,385)	(859)
Swap contracts	–		–	–	–	–
Currency transactions	(1,077)		27	(282)	(905)	(1,656)

	328,180		2,097	1,883,337	204,731	181,884

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	586,020		463,321	1,218,360	1,103,867	218,406
Affiliated issuers	–		14,483	–	–	–
Futures contracts	–		–	–	–	–
Forward currency contracts	(290)		(1,672)	–	2,203	134
Swap contracts	–		–	–	–	–
Currency translations	502		81	65	572	(64)

	586,232		476,213	1,218,425	1,106,642	218,476

Net realized gain (loss) and unrealized appreciation (depreciation)	914,412		478,310	3,101,762	1,311,373	400,360

Net increase in net assets resulting from operations	$951,936		$489,690	$3,184,415	$1,386,779	$422,863

See end of statements of operations for footnotes.

See Notes to Financial Statements

126	American Funds Insurance Series

unaudited (dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$117,580	$33,520	$257,726	$25,860	$9,573		$160,259	$2,571	$–	$84
1,689	2,408	9,438	1,699	836		95,123	1,163	139,252	33,891

119,269	35,928	267,164	27,559	10,409		255,382	3,734	139,252	33,975

17,382	6,061	35,953	3,690	1,138		30,178	887	19,889	6,109
4,478	1,834	17,289	370	346		10,448	250	5,056	1,438
195	24	671	52	345		3,823	18	136	16
–†	– †	2	–	–	†	1	– †	1	– †
447	102	1,364	59	23		1,121	13	551	115
170	35	588	12	5		585	3	270	43
153	3	40	17	22		251	4	120	4
44	10	133	6	2		109	1	55	11
1	1	5	1	–		3	1	2	1
57	140	242	118	14		107	15	108	300
2	5	7	2	1		114	10	30	20

22,929	8,215	56,294	4,327	1,896		46,740	1,202	26,218	8,057

–	–	–	–	–		–	–	–	–
–	–	–	–	–		–	–	–	–

–	–	–	–	–		–	–	–	–

22,929	8,215	56,294	4,327	1,896		46,740	1,202	26,218	8,057

96,340	27,713	210,870	23,232	8,513		208,642	2,532	113,034	25,918

380,596	127,997	1,140,134	(1,933)	3,295		592,305	5,873	(18,640)	(10,428)
–	–	–	–	–		–	–	–	–
–	–	–	–	–		1,548	–	19,307	657
–	(157)	–	(143)	(26)		–	(115)	(43,217)	(10,947)
–	–	–	–	–		3,474	–	(1,445)	(918)
(14)	(269)	(223)	(366)	24		(660)	(14)	390	(3,174)

380,582	127,571	1,139,911	(2,442)	3,293		596,667	5,744	(43,605)	(24,810)

25,575	132,297	1,200,176	148,712	23,246		955,474	19,960	217,370	108,647
–	–	–	–	–		–	–	–	–
–	–	–	–	–		104	–	(2,500)	16
–	(147)	–	105	–		–	(53)	(4,424)	4,188
–	–	–	–	–		(2,901)	–	(637)	(339)
38	115	178	128	17		116	28	407	755

25,613	132,265	1,200,354	148,945	23,263		952,793	19,935	210,216	113,267

406,195	259,836	2,340,265	146,503	26,556		1,549,460	25,679	166,611	88,457

$502,535	$287,549	$2,551,135	$169,735	$35,069		$1,758,102	$28,211	$279,645	$114,375

American Funds Insurance Series	127

Statements of operations for the six months ended June 30, 2017

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$783	$–	$–		$–	$365
Interest	56,796	3,282	1,365		29,712	42

	57,579	3,282	1,365		29,712	407

Fees and expenses*:
Investment advisory services	4,128	716	520		5,091	170
Distribution services	1,040	89	362		1,933	283
Insurance administrative services	32	11	17		68	284
Transfer agent services	– †	– †	–	†	– †	– †
Administrative services	89	17	16		151	–
Accounting and administrative services	–	–	–		–	28
Reports to shareholders	33	3	6		54	2
Registration statement and prospectus	3	1	1		6	7
Trustees’ compensation	10	1	1		15	1
Auditing and legal	9	– †	–	†	–	–
Custodian	4	1	1		4	6
Other	19	18	–	†	22	115

Total fees and expenses before waivers/reimbursements	5,367	857	924		7,344	896
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	–	–	–		–	57
Miscellaneous fee reimbursements	–	–	–		–	125

Total waivers/reimbursements of fees and expenses	–	–	–		–	182

Total fees and expenses after waivers/reimbursements	5,367	857	924		7,344	714

Net investment income (loss)	52,212	2,425	441		22,368	(307)

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on*:
Investments
Unaffiliated issuers	30,949	143	–		(1,796)	–
Affiliated issuers	–	–	–		–	(574)
Futures contracts	–	1,927	–		11,432	–
Swap contracts	330	261	–		16,310	–
Currency transactions	(38)	(1)	–		–	–
Capital gain distributions received	–	–	–		–	21,739

	31,241	2,330	–		25,946	21,165

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(2,555)	1,601	(35)		24,528	–
Affiliated issuers	–	–	–		–	8,123
Futures contracts	–	(230)	–		(82)	–
Swap contracts	(676)	(962)	–		(17,657)	–

	(3,231)	409	(35)		6,789	8,123

Net realized gain (loss) and unrealized appreciation (depreciation)	28,010	2,739	(35)		32,735	29,288

Net increase in net assets resulting from operations	$80,222	$5,164	$406		$55,103	$28,981

*Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.

† Amount less than one thousand.

See Notes to Financial Statements

128	American Funds Insurance Series

unaudited (dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$397	$1,244		$488	$12,067
21	61		29	749

418	1,305		517	12,816

84	259		131	2,889
140	431		217	3,127
140	432		219	4,815
–†	–	†	– †	–	†
–	–		–	–
26	29		27	68
1	3		2	45
3	16		4	98
1	2		1	18
–	–		–	–
6	6		6	6
42	186		83	342

443	1,364		690	11,408

28	86		44	963
62	190		96	–

90	276		140	963

353	1,088		550	10,445

65	217		(33)	2,371

–	–		–	–
(483)	(296)		(554)	1,372
(506)	–		–	–
–	–		–	–
8	–		–	–
1,333	12,607		11,243	172,372

352	12,311		10,689	173,744

–	–		–	–
16,607	3,936		4,193	97,975
18	–		–	–
–	–		–	–

16,625	3,936		4,193	97,975

16,977	16,247		14,882	271,719

$17,042	$16,464		$14,849	$274,090

American Funds Insurance Series	129

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
Operations:
Net investment income (loss)	$ 37,524	$ 43,253	$ 11,380	$ 16,207	$ 82,653	$ 179,970
Net realized gain (loss)	328,180	182,760	2,097	(26,426)	1,883,337	2,252,045
Net unrealized appreciation (depreciation)	586,232	(192,438)	476,213	93,893	1,218,425	(489,479)

Net increase (decrease) in net assets resulting from operations	951,936	33,575	489,690	83,674	3,184,415	1,942,536

Dividends and distributions paid to shareholders:
Dividends from net investment income	(5,483)	(51,522)	(16,092)	(13,487)	(31,422)	(177,667)
Distributions from net realized gain on investments	(174,096)	(443,911)	–	(724,863)	(2,251,429)	(1,900,853)

Total dividends and distributions paid to shareholders	(179,579)	(495,433)	(16,092)	(738,350)	(2,282,851)	(2,078,520)

Net capital share transactions	(128,527)	134,946	(316,593)	300,027	1,141,399	(111,950)

Total increase (decrease) in net assets	643,830	(326,912)	157,005	(354,649)	2,042,963	(247,934)
Net assets:
Beginning of period	5,206,720	5,533,632	3,876,854	4,231,503	21,549,750	21,797,684

End of period	$5,850,550	$5,206,720	$4,033,859	$3,876,854	$23,592,713	$21,549,750

Undistributed (distributions in excess of) net investment income	$27,922	$(4,119)	$9,675	$14,387	$92,306	$41,075

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
Operations:
Net investment income (loss)	$ 23,232	$ 30,357	$ 8,513	$ 10,171	$ 208,642	$ 356,748
Net realized gain (loss)	(2,442)	(11,768)	3,293	(5,074)	596,667	1,072,096
Net unrealized appreciation (depreciation)	148,945	(534)	23,263	5,120	952,793	360,724

Net increase (decrease) in net assets resulting from operations	169,735	18,055	35,069	10,217	1,758,102	1,789,568

Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,360)	(30,394)	(6,422)	(11,031)	(70,189)	(347,205)
Distributions from net realized gain on investments	–	(4,687)	–	–	(1,069,604)	(465,866)

Total dividends and distributions paid to shareholders	(2,360)	(35,081)	(6,422)	(11,031)	(1,139,793)	(813,071)

Net capital share transactions	109,541	125,599	60,981	175,844	1,973,107	1,700,837

Total increase (decrease) in net assets	276,916	108,573	89,628	175,030	2,591,416	2,677,334
Net assets:
Beginning of period	1,101,452	992,879	412,035	237,005	21,047,901	18,370,567

End of period	$1,378,368	$1,101,452	$501,663	$412,035	$23,639,317	$21,047,901

Undistributed (distributions in excess of) net investment income	$22,391	$1,519	$1,143	$(948)	$209,787	$71,334

See end of statements of changes in net assets for footnote.

See Notes to Financial Statements

130	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016

$75,406	$107,613	$22,503	$30,850	$96,340	$173,682	$27,713	$37,944	$210,870	$406,211
204,731	174,210	181,884	(49,262)	380,582	340,410	127,571	63,152	1,139,911	1,870,618
1,106,642	486	218,476	165,410	25,613	803,943	132,265	36,088	1,200,354	478,434

1,386,779	282,309	422,863	146,998	502,535	1,318,035	287,549	137,184	2,551,135	2,755,263

(28,350)	(112,086)	(4,703)	(26,290)	(30,871)	(170,997)	(5,647)	(36,671)	(72,640)	(395,167)
(100,923)	(637,485)	–	–	(328,661)	(595,206)	(33,691)	–	(1,807,557)	(2,694,334)

(129,273)	(749,571)	(4,703)	(26,290)	(359,532)	(766,203)	(39,338)	(36,671)	(1,880,197)	(3,089,501)

67,237	439,487	(160,120)	79,376	93,531	1,193,132	(304,804)	114,314	1,492,912	2,214,035

1,324,743	(27,775)	258,040	200,084	236,534	1,744,964	(56,593)	214,827	2,163,850	1,879,797

7,454,875	7,482,650	2,893,865	2,693,781	8,643,238	6,898,274	1,991,609	1,776,782	26,093,190	24,213,393

$8,779,618	$7,454,875	$3,151,905	$2,893,865	$8,879,772	$8,643,238	$1,935,016	$1,991,609	$28,257,040	$26,093,190

$76,172	$29,116	$3,247	$(14,553)	$96,117	$30,648	$28,427	$6,361	$217,613	$79,383

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016

$2,532	$3,667	$113,034	$188,699	$25,918	$49,208	$52,212	$106,342	$2,425	$4,590
5,744	1,518	(43,605)	163,219	(24,810)	(11,548)	31,241	(82,614)	2,330	4,966
19,935	5,219	210,216	(52,479)	113,267	25,290	(3,231)	262,380	409	(1,322)

28,211	10,404	279,645	299,439	114,375	62,950	80,222	286,108	5,164	8,234

—	(3,285)	(60,071)	(197,417)	–	(15,576)	(19,156)	(106,140)	(1,054)	(6,310)
(934)	–	(157,394)	(35,948)	(14,450)	(4,207)	–	–	(2,214)	(3,532)

(934)	(3,285)	(217,465)	(233,365)	(14,450)	(19,783)	(19,156)	(106,140)	(3,268)	(9,842)

10,395	25,497	(448,998)	898,544	48,567	(40,534)	(268,749)	(193,559)	2,723	(117)

37,672	32,616	(386,818)	964,618	148,492	2,633	(207,683)	(13,591)	4,619	(1,725)

251,880	219,264	10,889,517	9,924,899	2,248,184	2,245,551	1,781,641	1,795,232	340,405	342,130

$289,552	$251,880	$10,502,699	$10,889,517	$2,396,676	$2,248,184	$1,573,958	$1,781,641	$345,024	$340,405

$1,472	$(1,060)	$112,798	$59,835	$20,272	$(5,646)	$50,886	$17,830	$2,404	$1,033

American Funds Insurance Series	131

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016
Operations:
Net investment income (loss)	$441	$(452)	$22,368	$36,028	$(307)	$731
Net realized gain (loss)	–	–	25,946	9,371	21,165	(560)
Net unrealized appreciation (depreciation)	(35)	(3)	6,789	(5,718)	8,123	6,120

Net increase (decrease) in net assets resulting from operations	406	(455)	55,103	39,681	28,981	6,291

Dividends and distributions paid to shareholders:
Dividends from net investment income	–	–	(7,654)	(46,049)	(734)	(330)
Distributions from net realized gain on investments	–	–	–	(60,973)	(4,142)	(15,012)

Total dividends and distributions paid to shareholders	–	–	(7,654)	(107,022)	(4,876)	(15,342)

Net capital share transactions	(40,923)	(11,965)	(201,901)	43,179	21,094	64,347

Total increase (decrease) in net assets	(40,517)	(12,420)	(154,452)	(24,162)	45,199	55,296
Net assets:
Beginning of period	351,016	363,436	3,037,724	3,061,886	201,128	145,832

End of period	$310,499	$351,016	$2,883,272	$3,037,724	$246,327	$201,128

Undistributed (distributions in excess of) net investment income	$421	$(20)	$22,411	$7,697	$(312)	$729

*Unaudited.

See Notes to Financial Statements

132	American Funds Insurance Series

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016	Six months ended June 30 2017*	Year ended December 31 2016

$65	$884	$217	$4,012	$(33)	$1,562	$2,371	$41,207
352	(4,433)	12,311	5,539	10,689	5,070	173,744	37,559
16,625	1,071	3,936	15,029	4,193	2,438	97,975	148,316

17,042	(2,478)	16,464	24,580	14,849	9,070	274,090	227,082

(900)	(843)	(4,294)	(3,375)	(1,867)	(1,707)	(31,722)	(44,188)
(1,403)	(2,185)	(5,569)	(5,923)	(7,726)	(8,465)	(38,742)	(93,578)

(2,303)	(3,028)	(9,863)	(9,298)	(9,593)	(10,172)	(70,464)	(137,766)

11,392	19,951	63,816	138,529	19,694	39,189	323,620	804,645

26,131	14,445	70,417	153,811	24,950	38,087	527,246	893,961

97,605	83,160	291,216	137,405	160,756	122,669	3,558,980	2,665,019

$123,736	$97,605	$361,633	$291,216	$185,706	$160,756	$4,086,226	$3,558,980

$56	$891	$197	$4,274	$(35)	$1,865	$2,234	$31,585

American Funds Insurance Series	133

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund – Seeks to provide long-term growth of capital.

Global Small Capitalization Fund – Seeks to provide long-term growth of capital.

Growth Fund – Seeks to provide growth of capital.

International Fund – Seeks to provide long-term growth of capital.

New World Fund – Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund – Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund – Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund – Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund – Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder – Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund – Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund – Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund – Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund – Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund – Seeks to provide current income and preservation of capital.

134	American Funds Insurance Series

Ultra-Short Bond Fund – Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund – Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund – Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund – Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders – Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

American Funds Insurance Series	135

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities

Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

136	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series	137

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2017 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$1,741,170	$ –	$–	$1,741,170
Consumer discretionary	1,079,024	32,599	–	1,111,623
Health care	813,379	–	–	813,379
Financials	569,702	–	–	569,702
Consumer staples	444,881	–	–	444,881
Industrials	359,346	–	–	359,346
Energy	144,098	–	–	144,098
Materials	111,407	8,898	–	120,305
Telecommunication services	85,633	–	–	85,633
Miscellaneous	291,977	–	–	291,977
Bonds, notes & other debt instruments	–	1,999	–	1,999
Short-term securities	–	177,358	–	177,358

Total	$5,640,617	$220,854	$–	$5,861,471

	Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$69	$–	$69

*Securities with a value of $2,454,098,000, which represented 41.95% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$ 855,368	$ 14,839	$ –	$870,207
Information technology	668,640	–	–	668,640
Health care	644,673	2,626	–	647,299
Industrials	385,813	18,288	–	404,101
Financials	338,845	–	–	338,845
Consumer staples	147,184	–	–	147,184
Materials	139,439	–	–	139,439
Real estate	110,782	–	–	110,782
Energy	93,339	1,355	9,848	104,542
Utilities	87,230	–	–	87,230
Telecommunication services	10,878	6,161	–	17,039
Miscellaneous	191,853	1,563	1,860	195,276
Rights & warrants	651	–	–	651
Bonds, notes & other debt instruments	–	28,120	–	28,120
Short-term securities	–	277,103	–	277,103

Total	$3,674,695	$350,055	$11,708	$4,036,458

138	American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$ 275	$–	$ 275
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(561)	–	(561)

Total	$–	$(286)	$–	$(286)

*Securities with a value of $1,441,058,000, which represented 35.72% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Growth Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 7,139,327	$ –	$ –	$ 7,139,327
Consumer discretionary	4,901,933	–	–	4,901,933
Health care	3,442,868	–	–	3,442,868
Energy	1,758,064	–	–	1,758,064
Financials	1,732,006	–	–	1,732,006
Industrials	1,446,255	–	–	1,446,255
Consumer staples	547,711	–	–	547,711
Telecommunication services	219,461	–	–	219,461
Other	324,938	–	–	324,938
Miscellaneous	402,317	–	–	402,317
Convertible stocks	–	–	12,276	12,276
Short-term securities	–	1,700,558	–	1,700,558

Total	$21,914,880	$1,700,558	$12,276	$23,627,714

*Securities with a value of $1,434,478,000, which represented 6.08% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$1,198,172	$ 261,259	$–	$1,459,431
Information technology	1,194,960	–	–	1,194,960
Consumer discretionary	1,160,780	–	–	1,160,780
Health care	841,549	–	–	841,549
Consumer staples	727,159	–	–	727,159
Industrials	709,289	–	–	709,289
Utilities	514,170	–	–	514,170
Materials	464,340	–	–	464,340
Energy	333,663	–	–	333,663
Telecommunication services	265,173	–	–	265,173
Real estate	169,869	–	–	169,869
Miscellaneous	86,831	–	–	86,831
Bonds, notes & other debt instruments	–	65,688	–	65,688
Short-term securities	–	795,799	–	795,799

Total	$7,665,955	$1,122,746	$–	$8,788,701

See next page for footnote.

American Funds Insurance Series	139

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$59	$–	$59

*Securities with a value of $6,567,118,000, which represented 74.80% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

New World Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 758,557	$ –	$ –	$ 758,557
Consumer discretionary	305,448	40,941	–	346,389
Financials	282,536	53,654	–	336,190
Consumer staples	270,766	–	–	270,766
Energy	257,425	12,591	–	270,016
Industrials	197,477	–	–	197,477
Health care	156,011	–	–	156,011
Materials	151,643	2,085	–	153,728
Utilities	85,757	–	–	85,757
Telecommunication services	61,130	–	–	61,130
Real estate	36,777	–	27	36,804
Miscellaneous	133,078	–	–	133,078
Rights & warrants	–	48,361	–	48,361
Bonds, notes & other debt instruments	–	100,959	–	100,959
Short-term securities	–	175,347	–	175,347

Total	$2,696,605	$433,938	$27	$3,130,570

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$183	$–	$183
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(39)	–	(39)

Total	$–	$144	$–	$144

*Securities with a value of $841,725,000, which represented 26.71% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

140	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,481,553	$ –	$–	$1,481,553
Financials	1,287,642	–	–	1,287,642
Information technology	1,210,398	–	–	1,210,398
Consumer staples	1,158,178	–	–	1,158,178
Industrials	866,684	–	–	866,684
Telecommunication services	669,531	–	–	669,531
Energy	517,820	–	–	517,820
Consumer discretionary	427,223	–	–	427,223
Materials	330,876	–	–	330,876
Utilities	147,983	–	–	147,983
Real estate	40,072	–	–	40,072
Miscellaneous	435,631	–	–	435,631
Short-term securities	–	287,932	–	287,932

Total	$8,573,591	$287,932	$–	$8,861,523

Global Growth and Income Fund
	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 429,421	$ –	$–	$ 429,421
Financials	208,557	–	–	208,557
Industrials	192,035	–	–	192,035
Consumer staples	189,662	–	–	189,662
Consumer discretionary	170,603	–	–	170,603
Energy	136,859	–	–	136,859
Health care	135,246	–	–	135,246
Materials	81,888	–	–	81,888
Real estate	69,904	–	–	69,904
Utilities	67,797	–	–	67,797
Telecommunication services	32,609	–	–	32,609
Miscellaneous	69,554	6,491	–	76,045
Rights & warrants	178	–	–	178
Convertible bonds	–	6,821	–	6,821
Bonds, notes & other debt instruments	–	38,353	–	38,353
Short-term securities	–	69,339	–	69,339

Total	$1,784,313	$121,004	$–	$1,905,317

*Securities with a value of $741,282,000, which represented 38.31% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

American Funds Insurance Series	141

Growth-Income Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$4,498,198	$ –	$–	$4,498,198
Consumer discretionary	4,231,362	–	–	4,231,362
Health care	4,117,707	–	–	4,117,707
Financials	3,202,666	–	–	3,202,666
Industrials	2,292,789	–	–	2,292,789
Consumer staples	1,956,533	97,914	–	2,054,447
Energy	1,678,819	–	–	1,678,819
Materials	1,322,517	–	–	1,322,517
Real estate	517,877	–	–	517,877
Telecommunication services	506,765	–	–	506,765
Utilities	239,796	–	–	239,796
Mutual funds	132,822	–	–	132,822
Miscellaneous	1,320,207	38,611	–	1,358,818
Convertible stocks	–	5,722	–	5,722
Convertible bonds	–	93,133	–	93,133
Bonds, notes & other debt instruments	–	56,801	–	56,801
Short-term securities	–	1,935,493	–	1,935,493

Total	$26,018,058	$2,227,674	$–	$28,245,732

*Securities with a value of $1,532,209,000, which represented 5.42% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

International Growth and Income Fund
	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 195,509	$ 53,170	$ –	$ 248,679
Consumer staples	141,525	–	2,092	143,617
Industrials	143,296	–	–	143,296
Consumer discretionary	101,120	9,759	–	110,879
Utilities	106,169	–	–	106,169
Information technology	103,140	–	–	103,140
Health care	83,606	–	–	83,606
Energy	63,883	–	–	63,883
Real estate	60,842	–	–	60,842
Telecommunication services	37,867	–	–	37,867
Materials	37,046	–	–	37,046
Miscellaneous	38,208	–	–	38,208
Bonds, notes & other debt instruments	–	40,849	–	40,849
Short-term securities	–	167,548	–	167,548

Total	$1,112,211	$271,326	$2,092	$1,385,629

*Securities with a value of $781,320,000, which represented 56.68% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

142	American Funds Insurance Series

Capital Income Builder

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 70,538	$ 1,040	$–	$ 71,578
Consumer staples	63,534	–	–	63,534
Telecommunication services	39,630	–	–	39,630
Energy	37,101	–	–	37,101
Health care	30,239	–	–	30,239
Information technology	24,757	–	–	24,757
Real estate	23,484	–	–	23,484
Industrials	20,433	–	–	20,433
Utilities	19,922	–	–	19,922
Consumer discretionary	18,069	–	–	18,069
Materials	6,178	–	–	6,178
Miscellaneous	10,684	–	–	10,684
Convertible stocks	6,134	–	–	6,134
Bonds, notes & other debt instruments:
Mortgage-backed obligations	–	37,554	–	37,554
U.S. Treasury bonds & notes	–	37,460	–	37,460
Corporate bonds & notes	–	22,927	–	22,927
Asset-backed obligations	–	5,117	–	5,117
Short-term securities	–	25,394	–	25,394

Total	$370,703	$129,492	$–	$500,195

	Other investments†

	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	$–	$(5)	$–	$(5)

*Securities with a value of $152,994,000, which represented 30.50% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$4,321,483	$ –	$ 2,628	$4,324,111
Health care	2,012,092	–	619	2,012,711
Consumer discretionary	1,881,995	–	–	1,881,995
Financials	1,808,282	7,645	–	1,815,927
Consumer staples	1,224,153	–	–	1,224,153
Energy	1,059,504	–	–	1,059,504
Industrials	832,587	1,766	1	834,354
Materials	800,596	1,602	–	802,198
Real estate	279,872	–	–	279,872
Telecommunication services	230,118	–	–	230,118
Utilities	76,630	–	–	76,630
Miscellaneous	335,415	–	–	335,415
Convertible stocks	–	4,426	5,350	9,776
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	2,967,349	–	2,967,349
Corporate bonds & notes	–	2,278,161	13,147	2,291,308
Mortgage-backed obligations	–	1,341,845	–	1,341,845
Federal agency bonds & notes	–	51,361	–	51,361
Other	–	234,779	–	234,779
Short-term securities	–	2,344,983	–	2,344,983

Total	$14,862,727	$9,233,917	$21,745	$24,118,389

American Funds Insurance Series	143

	Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$345	$ –	$–	$ 345
Unrealized appreciation on interest rate swaps	–	180	–	180
Liabilities:
Unrealized depreciation on interest rate swaps	–	(6,710)	–	(6,710)

Total	$345	$(6,530)	$–	$(6,185)

*Securities with a value of $591,467,000, which represented 2.50% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Futures contracts and interest rate swaps are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 36,294	$ –	$–	$ 36,294
Consumer staples	22,927	–	–	22,927
Industrials	21,446	–	–	21,446
Financials	17,770	1,468	–	19,238
Health care	16,612	–	–	16,612
Consumer discretionary	13,774	–	–	13,774
Materials	12,976	772	–	13,748
Energy	12,648	–	–	12,648
Utilities	6,278	–	–	6,278
Real estate	3,430	–	–	3,430
Telecommunication services	1,804	–	–	1,804
Miscellaneous	13,687	–	–	13,687
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	42,096	–	42,096
U.S. Treasury bonds & notes	–	24,713	–	24,713
Corporate bonds & notes	–	19,854	–	19,854
Mortgage-backed obligations	–	3,413	–	3,413
Asset-backed obligations	–	200	–	200
Short-term securities	–	14,994	–	14,994

Total	$179,646	$107,510	$–	$287,156

	Other investments†
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$–	$ 167	$–	$ 167
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(119)	–	(119)

Total	$–	$ 48	$–	$ 48

*Securities with a value of $71,519,000, which represented 24.70% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

144	American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$ –	$ 3,795,603	$ 457	$ 3,796,060
Mortgage-backed obligations	–	2,860,076	–	2,860,076
U.S. Treasury bonds & notes	–	2,228,457	–	2,228,457
Bonds & notes of governments & government agencies outside the U.S.	–	699,205	–	699,205
Asset-backed obligations	–	376,981	–	376,981
Municipals	–	186,794	–	186,794
Federal agency bonds & notes	–	12,135	–	12,135
Common stocks	1,049	–	1,095	2,144
Rights & warrants	–	–	71	71
Short-term securities	–	2,317,962	–	2,317,962

Total	$1,049	$12,477,213	$1,623	$12,479,885

	Other investments*
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 939	$ –	$–	$ 939
Unrealized appreciation on open forward currency contracts	–	1,952	–	1,952
Unrealized appreciation on interest rate swaps	–	15,160	–	15,160
Liabilities:
Unrealized depreciation on futures contracts	(4,547)	–	–	(4,547)
Unrealized depreciation on open forward currency contracts	–	(4,449)	–	(4,449)
Unrealized depreciation on interest rate swaps	–	(7,336)	–	(7,336)

Total	$(3,608)	$ 5,327	$–	$ 1,719

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
Global Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$ –	$ 309,028	$ –	$ 309,028
Japanese yen	–	218,758	–	218,758
Polish zloty	–	107,838	–	107,838
Mexican pesos	–	82,146	–	82,146
Indian rupees	–	58,380	–	58,380
Malaysian ringgits	–	50,426	–	50,426
British pounds	–	42,138	–	42,138
Norwegian kroner	–	40,554	–	40,554
Australian dollars	–	40,378	–	40,378
Colombian pesos	–	29,310	–	29,310
Danish kroner	–	25,593	–	25,593
Turkish lira	–	24,431	–	24,431
Israeli shekels	–	19,754	–	19,754
Chilean pesos	–	19,736	–	19,736
Canadian dollars	–	14,534	–	14,534
Hungarian forints	–	12,713	–	12,713
U.S. dollars	–	963,589	195	963,784
Other	–	39,430	–	39,430
Convertible stocks	–	143	909	1,052
Common stocks	104	494	402	1,000
Short-term securities	–	309,708	–	309,708

Total	$104	$2,409,081	$1,506	$2,410,691

American Funds Insurance Series	145

	Other investments*
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 216	$–	$–	$ 216
Unrealized appreciation on open forward currency contracts	–	4,096	–	4,096
Unrealized appreciation on interest rate swaps	–	1,706	–	1,706
Liabilities:
Unrealized depreciation on futures contracts	(200)	–	–	(200)
Unrealized depreciation on open forward currency contracts	–	(5,273)	–	(5,273)
Unrealized depreciation on interest rate swaps	–	(923)	–	(923)

Total	$ 16	$(394)	$–	$ (378)

*Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$–	$1,440,254	$12,878	$1,453,132
Other	–	14,467	–	14,467
Convertible bonds	–	5,839	–	5,839
Convertible stocks	8,476	3,163	5,189	16,828
Common stocks	3,052	4,062	5,493	12,607
Rights & warrants	–	–	46	46
Short-term securities	–	62,090	–	62,090

Total	$11,528	$1,529,875	$23,606	$1,565,009

	Other investments*
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on interest rate swaps	$–	$267	$–	$267
Unrealized appreciation on credit default swaps	–	149	–	149
Liabilities:
Unrealized depreciation on interest rate swaps	–	(21)	–	(21)

Total	$–	$395	$–	$395

*Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2017 (dollars in thousands):

	Beginning value at 1/1/2017	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2017

Investment securities	$22,631	$47	$258	$(16)	$–	$686	$–	$23,606

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2017								$ 686

 2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

 3Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

146	American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2017	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$12,878	Yield to call price	Yield to call	2.5% - 5.0%	Decrease
		Yield analysis	Yield risk premium	100 - 500 bps risk premium	Decrease
Convertible stocks	5,189	Accreted value (stated value increased by accrued dividends)	Payment-in-kind (PIK) dividend rate	N/A	Increase
Common stocks	5,493	Estimated liquidation proceeds	Discount to reflect timing of receipt and amount of proceeds	25% discount	Decrease
		Enterprise valuation	EV/EBITDA multiple	5.0x - 11.5x	Increase
		Arms-length transaction	Arms-length transaction	N/A	N/A
Rights & warrants	46	Net Present Value Model	Discount rate	12% discount	Decrease
	$23,606

*This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$213,976	$ –	$213,976
Federal agency bonds & notes	–	63,383	–	63,383
U.S. Treasury bonds & notes	–	41,075	–	41,075
Asset-backed obligations	–	18,343	–	18,343
Corporate bonds & notes	–	–	214	214
Short-term securities	–	62,690	–	62,690

Total	$–	$399,467	$214	$399,681

	Other investments*
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 84	$ –	$–	$ 84
Unrealized appreciation on interest rate swaps	–	1,345	–	1,345
Liabilities:
Unrealized depreciation on futures contracts	(631)	–	–	(631)
Unrealized depreciation on interest rate swaps	–	(1,651)	–	(1,651)

Total	$(547)	$ (306)	$–	$ (853)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2017, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series	147

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$–	$1,222,880	$–	$1,222,880
Mortgage-backed obligations	–	1,037,202	–	1,037,202
Federal agency bonds & notes	–	540,148	–	540,148
Short-term securities	–	204,545	–	204,545

Total	$–	$3,004,775	$–	$3,004,775

	Other investments
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 191	$ –	$–	$ 191
Unrealized appreciation on interest rate swaps	–	16,711	–	16,711
Liabilities:
Unrealized depreciation on futures contracts	(6,688)	–	–	(6,688)
Unrealized depreciation on interest rate swaps	–	(24,340)	–	(24,340)

Total	$(6,497)	$ (7,629)	$–	$(14,126)

*Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2017, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks – Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

148	American Funds Insurance Series

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

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Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency – The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds – The values of inflation linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the

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repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification – As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk – Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management – The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures contracts – In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the

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investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

Hedging – There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions – Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities.

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Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps – Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

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On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund (dollars in thousands):

	Futures		Forwards		Interest rate swaps	Credit default swaps
Global Growth Fund	Not applicable		$ 5,416		Not applicable	Not applicable
Global Small Capitalization Fund	Not applicable		94,919		Not applicable	Not applicable
International Fund	Not applicable		259,198		Not applicable	Not applicable
New World Fund	Not applicable		13,461		Not applicable	Not applicable
Global Growth and Income Fund	Not applicable		7,767	*	Not applicable	Not applicable
International Growth and Income Fund	Not applicable		15,682	*	Not applicable	Not applicable
Capital Income Builder	Not applicable		469		Not applicable	Not applicable
Asset Allocation Fund	$ 219,612		Not applicable		$2,097,900	Not applicable
Global Balanced Fund	Not applicable		17,483		Not applicable	Not applicable
Bond Fund	1,612,655		385,299		1,705,816	Not applicable
Global Bond Fund	89,251		519,687		244,046	Not applicable
High-Income Bond Fund	Not applicable		Not applicable		23,513	$33,633
Mortgage Fund	231,062		Not applicable		408,752	Not applicable
U.S. Government/AAA-Rated Securities Fund	2,614,240		Not applicable		6,343,500	Not applicable
Managed Risk International Fund	42,606	*	Not applicable		Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

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The following tables present the financial statement impacts resulting from the funds’ use of futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2017 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund

Assets	Risk type	Location on statements of assets and liabilities

Futures contracts	Interest	Net unrealized appreciation*	$ –	$ –	$ –
Futures contracts	Equity	Net unrealized appreciation*	–	–	–
Futures contracts	Currency	Net unrealized appreciation*	–	–	–
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	69	275	59
Forward currency	Currency	Receivables for closed forward currency contracts	–	–	–
Interest rate swaps	Interest	Net unrealized appreciation*	–	–	–
Credit default swaps	Credit	Net unrealized appreciation*	–	–	–

			$ 69	$ 275	$ 59

Liabilities	Risk type	Location on statements of assets and liabilities

Futures contracts	Interest	Net unrealized depreciation*	$ –	$ –	$ –
Futures contracts	Equity	Net unrealized depreciation*	–	–	–
Futures contracts	Currency	Net unrealized depreciation*	–	–	–
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	–	561	–
Forward currency	Currency	Payables for closed forward currency contracts	–	922	–
Interest rate swaps	Interest	Net unrealized depreciation*	–	–	–
Credit default swaps	Credit	Net unrealized depreciation*	–	–	–

			$ –	$ 1,483	$ –

Net realized gain (loss)	Risk type	Location on statements of operations

Futures contracts	Interest	Net realized gain on futures contracts	$ –	$ –	$ –
Futures contracts	Equity	Net realized gain on futures contracts	–	–	–
Futures contracts	Currency	Net realized gain on futures contracts	–	–	–
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	134	(3,099)	(8,385)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	–	–	–
Credit default swaps	Credit	Net realized gain on credit default swaps	–	–	–

			$ 134	$(3,099)	$(8,385)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations

Futures contracts	Interest	Net unrealized appreciation (depreciation) on futures contracts	$ –	$ –	$ –
Futures contracts	Equity	Net unrealized appreciation on futures contracts	–	–	–
Futures contracts	Currency	Net unrealized appreciation on futures contracts	–	–	–
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(290)	(1,672)	2,203
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	–	–	–
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	–	–	–

			$(290)	$(1,672)	$ 2,203

See end of tables for footnote.

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			New World Fund	Global Growth and Income Fund	International Growth and Income Fund

Assets	Risk type	Location on statements of assets and liabilities

Futures contracts	Interest	Net unrealized appreciation*	$ –	$ –	$ –
Futures contracts	Equity	Net unrealized appreciation*	–	–	–
Futures contracts	Currency	Net unrealized appreciation*	–	–	–
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	183	–	–
Forward currency	Currency	Receivables for closed forward currency contracts	–	–	–
Interest rate swaps	Interest	Net unrealized appreciation*	–	–	–
Credit default swaps	Credit	Net unrealized appreciation*	–	–	–

			$ 183	$ –	$ –

Liabilities	Risk type	Location on statements of assets and liabilities

Futures contracts	Interest	Net unrealized depreciation*	$ –	$ –	$ –
Futures contracts	Equity	Net unrealized depreciation*	–	–	–
Futures contracts	Currency	Net unrealized depreciation*	–	–	–
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	39	–	–
Forward currency	Currency	Payables for closed forward currency contracts	13	–	–
Interest rate swaps	Interest	Net unrealized depreciation*	–	–	–
Credit default swaps	Credit	Net unrealized depreciation*	–	–	–

			$ 52	$ –	$ –

Net realized loss	Risk type	Location on statements of operations

Futures contracts	Interest	Net realized gain on futures contracts	$ –	$ –	$ –
Futures contracts	Equity	Net realized gain on futures contracts	–	–	–
Futures contracts	Currency	Net realized gain on futures contracts	–	–	–
Forward currency	Currency	Net realized loss on forward currency contracts	(859)	(157)	(143)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	–	–	–
Credit default swaps	Credit	Net realized gain on credit default swaps	–	–	–

			$(859)	$(157)	$(143)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations

Futures contracts	Interest	Net unrealized appreciation on futures contracts	$ –	$ –	$ –
Futures contracts	Equity	Net unrealized appreciation on futures contracts	–	–	–
Futures contracts	Currency	Net unrealized appreciation on futures contracts	–	–	–
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	134	(147)	105
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	–	–	–
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	–	–	–

			$ 134	$(147)	$ 105

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			Capital Income Builder	Asset Allocation Fund	Global Balanced Fund

Assets	Risk type	Location on statements of assets and liabilities

Futures contracts	Interest	Net unrealized appreciation*	$ –	$ 345	$ –
Futures contracts	Equity	Net unrealized appreciation*	–	–	–
Futures contracts	Currency	Net unrealized appreciation*	–	–	–
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	–	–	167
Forward currency	Currency	Receivables for closed forward currency contracts	–	–	–
Interest rate swaps	Interest	Net unrealized appreciation*	–	180	–
Credit default swaps	Credit	Net unrealized appreciation*	–	–	–

			$ –	$ 525	$ 167

Liabilities	Risk type	Location on statements of assets and liabilities

Futures contracts	Interest	Net unrealized depreciation*	$ –	$ –	$ –
Futures contracts	Equity	Net unrealized depreciation*	–	–	–
Futures contracts	Currency	Net unrealized depreciation*	–	–	–
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	5	–	119
Forward currency	Currency	Payables for closed forward currency contracts	–	–	9
Interest rate swaps	Interest	Net unrealized depreciation*	–	6,710	–
Credit default swaps	Credit	Net unrealized depreciation*	–	–	–

			$ 5	$ 6,710	$ 128

Net realized gain (loss)	Risk type	Location on statements of operations

Futures contracts	Interest	Net realized gain on futures contracts	$ –	$ 1,548	$ –
Futures contracts	Equity	Net realized gain on futures contracts	–	–	–
Futures contracts	Currency	Net realized gain on futures contracts	–	–	–
Forward currency	Currency	Net realized loss on forward currency contracts	(26)	–	(115)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	–	3,474	–
Credit default swaps	Credit	Net realized gain on credit default swaps	–	–	–

			$(26)	$ 5,022	$(115)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations

Futures contracts	Interest	Net unrealized appreciation on futures contracts	$ –	$104	$ –
Futures contracts	Equity	Net unrealized appreciation on futures contracts	–	–	–
Futures contracts	Currency	Net unrealized appreciation on futures contracts	–	–	–
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	–	–	(53)
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	–	(2,901)	–
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	–	–	–

			$ –	$(2,797)	$ (53)

See end of tables for footnote.

American Funds Insurance Series	157

			Bond Fund	Global Bond Fund	High- Income Bond Fund

Assets	Risk type	Location on statements of assets and liabilities

Futures contracts	Interest	Net unrealized appreciation*	$ 939	$ 216	$ –
Futures contracts	Equity	Net unrealized appreciation*	–	–	–
Futures contracts	Currency	Net unrealized appreciation*	–	–	–
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,952	4,096	–
Forward currency	Currency	Receivables for closed forward currency contracts	–	185	–
Interest rate swaps	Interest	Net unrealized appreciation*	15,160	1,706	267
Credit default swaps	Credit	Net unrealized appreciation*	–	–	149

			$ 18,051	$ 6,203	$ 416

Liabilities	Risk type	Location on statements of assets and liabilities

Futures contracts	Interest	Net unrealized depreciation*	$ 4,547	$ 200	$ –
Futures contracts	Equity	Net unrealized depreciation*	–	–	–
Futures contracts	Currency	Net unrealized depreciation*	–	–	–
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	4,449	5,273	–
Forward currency	Currency	Payables for closed forward currency contracts	–	299	–
Interest rate swaps	Interest	Net unrealized depreciation*	7,336	923	21
Credit default swaps	Credit	Net unrealized depreciation*	–	–	–

			$ 16,332	$ 6,695	$ 21

Net realized gain (loss)	Risk type	Location on statements of operations

Futures contracts	Interest	Net realized gain on futures contracts	$ 19,307	$ 657	$ –
Futures contracts	Equity	Net realized gain on futures contracts	–	–	–
Futures contracts	Currency	Net realized gain on futures contracts	–	–	–
Forward currency	Currency	Net realized loss on forward currency contracts	(43,217)	(10,947)	–
Interest rate swaps	Interest	Net realized loss on interest rate swaps	(1,445)	(918)	(223)
Credit default swaps	Credit	Net realized gain on credit default swaps	–	–	553

			$(25,355)	$(11,208)	$ 330

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations

Futures contracts	Interest	Net unrealized (depreciation) appreciation on futures contracts	$(2,500)	$ 16	$ –
Futures contracts	Equity	Net unrealized appreciation on futures contracts	–	–	–
Futures contracts	Currency	Net unrealized appreciation on futures contracts	–	–	–
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	(4,424)	4,188	–
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(637)	(339)	(181)
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	–	–	(495)

			$ (7,561)	$ 3,865	$ (676)

158	American Funds Insurance Series

			Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk International Fund

Assets	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized appreciation*	$ 84	$ 191	$ –
Futures contracts	Equity	Net unrealized appreciation*	–	–	–
Futures contracts	Currency	Net unrealized appreciation*	–	–	–
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	–	–	–
Forward currency	Currency	Receivables for closed forward currency contracts	–	–	–
Interest rate swaps	Interest	Net unrealized appreciation*	1,345	16,711	–
Credit default swaps	Credit	Net unrealized appreciation*	–	–	–

			$ 1,429	$ 16,902	$ –

Liabilities	Risk type	Location on statements of assets and liabilities
Futures contracts	Interest	Net unrealized depreciation*	$ 631	$6,688	$ –
Futures contracts	Equity	Net unrealized depreciation*	–	–	–
Futures contracts	Currency	Net unrealized depreciation*	–	–	–
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	–	–	–
Forward currency	Currency	Payables for closed forward currency contracts	–	–	–
Interest rate swaps	Interest	Net unrealized depreciation*	1,651	24,340	–
Credit default swaps	Credit	Net unrealized depreciation*	–	–	–

			$ 2,282	$ 31,028	$ –

Net realized gain (loss)	Risk type	Location on statements of operations
Futures contracts	Interest	Net realize gain on futures contracts	$ 1,927	$ 11,432	$ –
Futures contracts	Equity	Net realized loss on futures contracts	–	–	(624)
Futures contracts	Currency	Net realized gain on futures contracts	–	–	118
Forward currency	Currency	Net realized gain on forward currency contracts	–	–	–
Interest rate swaps	Interest	Net realized gain on interest rate swaps	261	16,310	–
Credit default swaps	Credit	Net realized gain on credit default swaps	–	–	–

			$ 2,188	$ 27,742	$(506)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Futures contracts	Interest	Net unrealized depreciation on futures contracts	$ (230)	$ (82)	$ –
Futures contracts	Equity	Net unrealized depreciation on futures contracts	–	–	160
Futures contracts	Currency	Net unrealized appreciation on futures contracts	–	–	(142)
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	–	–	–
Interest rate swaps	Interest	Net unrealized depreciation on interest rate swaps	(962)	(17,657)	–
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	–	–	–

			$(1,192)	$(17,739)	$ 18

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series	159

Collateral – Funds that invest in futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts participate in a collateral program. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2017, if close-out netting was exercised (dollars in thousands):

Global Growth Fund

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral

Assets:
Bank of America, N.A.	$69	$–	$–	$–	$69

Global Small Capitalization Fund

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral

Assets:
Citibank	$ 30	$ 30	$ –	$–	$ –
JPMorgan Chase	162	–	–	–	162

UBS AG	83	–	–	–	83

Total	$ 275	$(30)	$ –	$–	$245

Liabilities:
Bank of America, N.A.	$ 442	$ –	$(339)	$–	$103
Citibank	317	(30)	(287)	–	–
Goldman Sachs	480	–	–	–	480

HSBC Bank	244	–	–	–	244

Total	$1,483	$(30)	$(626)	$–	$827

International Fund

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available	Non-cash	Cash
		to offset	collateral*	collateral

Assets:
Bank of America, N.A.	$59	$–	$–	$–	$59

160	American Funds Insurance Series

New World Fund

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral
Assets:
Bank of America, N.A.	$ 25	$(21)	$–	$–	$ 4
Barclays Bank PLC	28	–	–	–	28
Citibank	27	(2)	–	–	25
Goldman Sachs	21	–	–	–	21
JPMorgan Chase	73	(12)	–	–	61
UBS AG	9	–	–	–	9

Total	$183	$(35)	$–	$–	$148

Liabilities:
Bank of America, N.A.	$ 21	$(21)	$–	$–	$ –
Citibank	2	(2)	–	–	–
HSBC Bank	17	–	–	–	17
JPMorgan Chase	12	(12)	–	–	–

Total	$ 52	$(35)	$ –	$ –	$ 17

Capital Income Builder
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral
Liabilities:
Bank of America, N.A.	$5	$ –	$ –	$ –	$5
Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral
Assets:
Bank of America, N.A.	$ 42	$(33)	$ –	$ –	$9
Bank of New York Mellon	7	–	–	–	7
Barclays Bank PLC	11	(10)	–	–	1
Citibank	57	(10)	–	–	47
Goldman Sachs	10	(10)	–	–	–
HSBC Bank	5	(5)	–	–	–
JPMorgan Chase	10	(10)	–	–	–
UBS AG	25	(13)	–	–	–

Total	$167	$(91)	$ –	$ –	$76

Liabilities:
Bank of America, N.A.	$ 33	$(33)	$ –	$ –	$ –
Barclays Bank PLC	10	(10)	–	–	–
Citibank	10	(10)	–	–	–
Goldman Sachs	13	(10)	–	–	–
HSBC Bank	11	(5)	–	–	3
JPMorgan Chase	38	(10)	–	–	6
UBS AG	13	(13)	–	–	28

Total	$128	$(91)	$ –	$ –	$37

See end of tables for footnote.

American Funds Insurance Series	161

Bond Fund

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral

Assets:
Bank of America, N.A.	$ 280	$(280)	$ –	$–	$ –
Barclays Bank PLC	9	–	–	–	9
HSBC Bank	599	–	(400)	–	199
JPMorgan Chase	408	(408)	–	–	–
UBS AG	656	–	(391)	–	265

Total	$1,952	$(688)	$ (791)	$ –	$ –

Liabilities:
Bank of America, N.A.	$ 561	$(280)	$ (281)	$–	$ –
Citi	1,504	–	(1,504)	–	–
JPMorgan Chase	2,384	(408)	(1,976)	–	–

Total	$4,449	$(688)	$(3,761)	$–	$ –

Global Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral
Assets:
Bank of America, N.A.	$ 461	$ (461)	$ –	$–	$ –
Barclays Bank PLC	444	–	(353)	–	91
Citibank	1,119	(761)	–	–	358
Goldman Sachs	406	(388)	–	–	18
HSBC Bank	130	(130)	–	–	–
JPMorgan Chase	768	(768)	–	–	–
UBS AG	953	(329)	(573)	–	51

Total	$4,281	$(2,837)	$ (926)	$–	$518

Liabilities:
Bank of America, N.A.	$1,636	$ (461)	$(1,174)	$–	$ 1
Citibank	761	(761)	–	–	–
Goldman Sachs	388	(388)	–	–	–
HSBC Bank	1,044	(130)	(914)	–	–
JPMorgan Chase	1,414	(768)	(547)	–	99
UBS AG	329	(329)	–	–	–

Total	$5,572	$(2,837)	$(2,635)	$–	$100

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2017, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

162	American Funds Insurance Series

The funds are not subject to examination by state tax authorities for tax years before 2012. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Global Growth and Income Fund and Growth-Income Fund for tax years before 2010; International Growth and Income Fund for tax years before 2011; Global Balanced Fund for tax years before 2012; Asset Allocation Fund, Bond Fund and Global Bond Fund for tax years before 2014 and High-Income Bond Fund for tax years before 2015. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2016. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration date. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2016:
Undistributed ordinary income	$5,309	$16,070	$87,925	$31,353	$4,686	$69,604
Undistributed long-term capital gain	174,084	–	2,194,931	97,715	–	288,969
Capital loss carryforward:
No expiration	–	(55,253)	–	–	(123,342)	–
As of June 30, 2017:
Gross unrealized appreciation on investment securities	1,723,657	995,883	7,934,845	1,907,042	566,247	1,945,350
Gross unrealized depreciation on investment securities	(67,086)	(213,154)	(588,537)	(426,727)	(107,302)	(142,595)
Net unrealized appreciation (depreciation) on investment securities	1,656,571	782,729	7,346,308	1,480,315	458,945	1,802,755
Cost of investment securities	4,204,900	3,253,729	16,281,406	7,308,386	2,671,625	7,058,768

American Funds Insurance Series	163

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2016:
Undistributed ordinary income	$ 5,588	$ 95,174	$ 2,317	$ 21	$ 85,089	$ –
Late year ordinary loss deferral*	–	–	–	–	–	(473)
Undistributed long-term capital gain	33,689	1,784,903	–	–	1,054,302	933
Capital loss carryforward:
No expiration	–	–	(12,324)	(6,972)	–	–

As of June 30, 2017:
Gross unrealized appreciation on investment securities	393,064	7,610,076	142,939	31,197	4,922,131	45,605
Gross unrealized depreciation on investment securities	(31,215)	(875,561)	(43,073)	(13,180)	(588,465)	(6,316)
Net unrealized appreciation (depreciation) on investment securities	361,849	6,734,515	99,866	18,017	4,333,666	39,289
Cost of investment securities	1,543,468	21,511,217	1,285,763	482,178	19,784,723	247,867

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
As of December 31, 2016:
Undistributed ordinary income	$ 176,002	$ 14,185	$ 19,119	$ 1,751	$ –	$ 7,538
Late year ordinary loss deferral*	–	(9,683)	–	–	–	–
Undistributed long-term capital gain	41,190	267	–	1,475	–	–
Capital loss carryforward:
No expiration	–	–	(170,563)	–	–	(6,295)
Expiring 2017	–	–	(45,026)	–	–	–
	–	–	(215,589)	–	–	(6,295)

As of June 30, 2017:
Gross unrealized appreciation on investment securities	135,012	58,070	38,595	2,810	5	16,247
Gross unrealized depreciation on investment securities	(65,501)	(41,725)	(65,040)	(1,580)	(17)	(13,386)
Net unrealized appreciation (depreciation) on investment securities	69,511	16,345	(26,445)	1,230	(12)	2,861
Cost of investment securities	12,410,374	2,394,346	1,591,454	398,451	310,858	3,001,914

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2016:
Undistributed ordinary income	$ 729	$ 891	$ 4,274	$ 1,865	$ 31,585
Undistributed long-term capital gain	4,133	1,396	5,561	7,717	38,638

As of June 30, 2017:
Gross unrealized appreciation on investment securities	–	211	1,764	–	106,941
Gross unrealized depreciation on investment securities	(5,400)	–	–	(10,243)	–
Net unrealized appreciation (depreciation) on investment securities	(5,400)	211	1,764	(10,243)	106,941
Cost of investment securities	251,943	123,633	360,192	196,103	3,983,210

    *These deferrals are considered incurred in the subsequent year.

164	American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2017				Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class 1	$2,246		$ 55,298	$ 57,544	$24,109	$126,735	$150,844
Class 1A*	1		16	17
Class 2	3,157		114,893	118,050	44,725	291,772	336,497
Class 4	79		3,889	3,968	945	7,147	8,092

Total	$5,483		$174,096	$179,579	$69,779	$425,654	$495,433

Global Small Capitalization Fund

	Six months ended June 30, 2017				Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class 1	$ 6,344		$–	$ 6,344	$11,807	$273,687	$285,494
Class 1A*	–	†	–	–†
Class 2	9,528		–	9,528	12,193	433,806	445,999
Class 4	220		–	220	142	6,715	6,857

Total	$16,092		$–	$16,092	$24,142	$714,208	$738,350

Growth Fund

	Six months ended June 30, 2017				Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class 1	$30,665		$ 713,987	$ 744,652	$ 68,458	$ 603,135	$ 671,593
Class 1A*	3		63	66
Class 2	54,612		1,409,266	1,463,878	105,243	1,244,603	1,349,846
Class 3	740		18,484	19,224	1,482	16,336	17,818
Class 4	1,903		53,128	55,031	2,484	36,779	39,263

Total	$87,923		$2,194,928	$2,282,851	$177,667	$1,900,853	$2,078,520

International Fund

	Six months ended June 30, 2017				Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid

Class 1	$16,895		$49,783	$ 66,678	$ 59,237	$296,124	$355,361
Class 1A*	1		3	4
Class 2	14,140		46,642	60,782	51,666	334,251	385,917
Class 3	103		331	434	389	2,445	2,834
Class 4	309		1,066	1,375	794	4,665	5,459

Total	$31,448		$97,825	$129,273	$112,086	$637,485	$749,571

See end of tables for footnotes.

American Funds Insurance Series	165

New World Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$3,080		$ –		$3,080	$17,725	$ –	$17,725
Class 1A*	–	†	–		–†
Class 2	1,283		–		1,283	7,100	–	7,100
Class 4	340		–		340	1,465	–	1,465
Total	$4,703		$ –		$4,703	$26,290	$ –	$26,290

Blue Chip Income and Growth Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$42,318		$170,748		$213,066	$137,434	$292,079	$429,513
Class 1A*	2		5		7
Class 2	26,549		113,013		139,562	92,301	236,696	328,997
Class 4	1,292		5,605		6,897	2,759	4,934	7,693
Total	$70,161		$289,371		$359,532	$232,494	$533,709	$766,203

Global Growth and Income Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$1,322		$ 7,109		$ 8,431	$11,131	$ –	$11,131
Class 1A*	–	†	–	†	–†
Class 2	4,262		26,178		30,440	25,283	–	25,283
Class 4	63		404		467	257	–	257
Total	$5,647		$33,691		$39,338	$36,671	$ –	$36,671

Growth-Income Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$50,076		$ 884,958		$ 935,034	$263,296	$1,172,060	$1,435,356
Class 1A*	1		16		17
Class 2	43,011		853,292		896,303	250,881	1,329,722	1,580,603
Class 3	528		10,140		10,668	3,141	16,262	19,403
Class 4	1,662		36,513		38,175	8,305	45,834	54,139
Total	$95,278		$1,784,919		$1,880,197	$525,623	$2,563,878	$3,089,501

166	American Funds Insurance Series

International Growth and Income Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$1,924		$ –		$1,924	$23,268	$3,458	$26,726
Class 1A*	—	†	–		—†
Class 2	382		–		382	6,231	1,080	7,311
Class 4	54		–		54	895	149	1,044
Total	$2,360		$ –		$2,360	$30,394	$4,687	$35,081

Capital Income Builder

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$2,810		$ –		$2,810	$ 4,372	$ –	$ 4,372
Class 1A*	1		–		1
Class 2	7		–		7	2	–	2
Class 4	3,604		–		3,604	6,657	–	6,657
Total	$6,422		$ –		$6,422	$11,031	$ –	$11,031

Asset Allocation Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$56,922		$ 666,425		$ 723,347	$229,739	$280,306	$510,045
Class 1A*	6		70		76
Class 2	18,277		241,077		259,354	81,019	120,303	201,322
Class 3	130		1,646		1,776	580	860	1,440
Class 4	10,033		145,207		155,240	38,591	61,673	100,264
Total	$85,368		$1,054,425		$1,139,793	$349,929	$463,142	$813,071

Global Balanced Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$ –		$243		$243	$ 939	$ –	$ 939
Class 1A*	–		–	†	–†
Class 2	–		628		628	2,225	–	2,225
Class 4	–		63		63	121	–	121
Total	$ –		$934		$934	$3,285	$ –	$3,285

See end of tables for footnotes.

American Funds Insurance Series	167

Bond Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$110,298		$25,594		$135,892	$138,255	$11,305	$149,560
Class 1A*	6		1		7
Class 2	64,031		15,280		79,311	74,576	7,465	82,041
Class 4	1,814		441		2,255	1,614	150	1,764
Total	$176,149		$41,316		$217,465	$214,445	$18,920	$233,365

Global Bond Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$ 7,194		$103		$ 7,297	$10,101	$ 872	$10,973
Class 1A*	–	†	–	†	–†
Class 2	6,965		100		7,065	7,811	923	8,734
Class 4	87		1		88	68	8	76
Total	$14,246		$204		$14,450	$17,980	$1,803	$19,783

High-Income Bond Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$ 9,084		$–		$ 9,084	$ 57,104	$–	$ 57,104
Class 1A*	1		–		1
Class 2	9,562		–		9,562	47,007	–	47,007
Class 3	156		–		156	746	–	746
Class 4	353		–		353	1,283	–	1,283
Total	$19,156		$–		$19,156	$106,140	$–	$106,140

Mortgage Fund

	Six months ended June 30, 2017					Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$1,450		$1,186		$2,636	$7,780	$152	$7,932
Class 1A*	–	†	–	†	–†
Class 2	291		262		553	1,648	35	1,683
Class 4	40		39		79	222	5	227
Total	$1,781		$1,487		$3,268	$9,650	$192	$9,842

168	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2017				Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$3,834		$–	$3,834	$44,429	$ 7,982	$ 52,411
Class 1A*	–	†	–	–†
Class 2	3,682		–	3,682	43,530	8,728	52,258
Class 3	27		–	27	307	60	367
Class 4	111		–	111	1,615	371	1,986
Total	$7,654		$–	$7,654	$89,881	$17,141	$107,022

Managed Risk Growth Fund

	Six months ended June 30, 2017				Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$ 7		$ 22	$ 29	$ 3	$ 57	$ 60
Class P2	727		4,120	4,847	327	14,955	15,282
Total	$734		$4,142	$4,876	$330	$15,012	$15,342

Managed Risk International Fund

	Six months ended June 30, 2017				Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$ 1		$ 2	$ 3	$ 2	$ 4	$ 6
Class P2	899		1,401	2,300	841	2,181	3,022
Total	$900		$1,403	$2,303	$843	$2,185	$3,028

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2017				Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$ 2		$ 3	$ 5	$ 5	$ 8	$ 13
Class P2	4,292		5,566	9,858	3,370	5,915	9,285
Total	$4,294		$5,569	$9,863	$3,375	$5,923	$9,298

Managed Risk Growth-Income Fund

	Six months ended June 30, 2017				Year ended December 31, 2016

Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$ 19		$ 73	$ 92	$ 15	$ 64	$ 79
Class P2	1,848		7,653	9,501	1,692	8,401	10,093
Total	$1,867		$7,726	$9,593	$1,707	$8,465	$10,172

See end of tables for footnotes.

American Funds Insurance Series	169

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2017			Year ended December 31, 2016

Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$11,454	$13,811	$25,265	$16,330	$29,417	$ 45,747
Class P2	20,268	24,931	45,199	27,858	64,161	92,019
Total	$31,722	$38,742	$70,464	$44,188	$93,578	$137,766

*Class 1A shares began investment operations on January 6, 2017.

†Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2017, total investment advisory services fees waived by CRMC were $1,178,000.

170	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the period ended June 30, 2017, before waiver	For the period ended June 30, 2017, after waiver
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.690%	.460%	$ .6	$ 5.0	.523%	.523%
Global Small Capitalization Fund	.800	.635	.6	5.0	.698	.698
Growth Fund	.500	.280	.6	34.0	.327	.327
International Fund	.690	.430	.5	21.0	.498	.498
New World Fund	.850	.620	.5	2.5	.707	.707
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.389	.389
Global Growth and Income Fund	.690	.480	.6	3.0	.593	.593
Growth-Income Fund	.500	.219	.6	34.0	.264	.264
International Growth and Income Fund	.690	.530	.5	1.0	.622	.622
Capital Income Builder Fund	.500		all		.500	.500
Asset Allocation Fund	.500	.240	.6	21.0	.269	.269
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.330	.6	8.0	.361	.361
Global Bond Fund	.570	.450	1.0	3.0	.530	.530
High-Income Bond Fund	.500	.420	.6	2.0	.465	.465
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.338	.338
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an

American Funds Insurance Series	171

annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for each of the managed risk funds. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2017, total expenses reimbursed by CRMC were $473,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$89
Class 1A*	$ –	$ –	†	–	†
Class 2	4,609	Not applicable		184
Class 4	140	140		6

Total class-specific expenses	$4,749	$140		$279

International Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$203
Class 1A*	$ –	$ –	†	–	†
Class 2	4,966	Not applicable		199
Class 3	26	Not applicable		2
Class 4	100	100		4

Total class-specific expenses	$5,092	$100		$408

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$81
Class 1A*	$ –	$ –	†	–	†
Class 2	2,995	Not applicable		120
Class 4	65	65		2

Total class-specific expenses	$3,060	$65		$203

New World Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$94
Class 1A*	$ –	$ –	†	–	†
Class 2	1,199	Not applicable		48
Class 4	351	351		14

Total class-specific expenses	$1,550	$351		$156

Growth Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$370
Class 1A*	$ –	$ –	†	–	†
Class 2	18,358	Not applicable		734
Class 3	175	Not applicable		10

Class 4	645	645		26

Total class-specific expenses	$19,178	$645		$1,140

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$268
Class 1A*	$ –	$ –	†	–	†
Class 2	4,283	Not applicable		171
Class 4	195	195		8

Total class-specific expenses	$4,478	$195		$447

172	American Funds Insurance Series

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$ 29
Class 1A*	$ –	$ –		–
Class 2	1,810	Not applicable		72
Class 4	24	24		1

Total class-specific expenses	$1,834	$24		$102

Growth-Income Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$ 670
Class 1A*	$ –	$ –	†	–†
Class 2	16,474	Not applicable		659
Class 3	144	Not applicable		8
Class 4	671	671		27

Total class-specific expenses	$17,289	$671		$1,364

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$44
Class 1A*	$ –	$ –	†	–†
Class 2	318	Not applicable		13
Class 4	52	52		2

Total class-specific expenses	$370	$52		$59

Capital Income Builder

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$ 9
Class 1A*	$ –	$ –	†	–†
Class 2	1	Not applicable		–†
Class 4	345	345		14

Total class-specific expenses	$346	$345		$23

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$ 702
Class 1A*	$ –	$ 1		–†
Class 2	6,593	Not applicable		264
Class 3	33	Not applicable		2
Class 4	3,822	3,822		153

Total class-specific expenses	$10,448	$3,823		$1,121

Global Balanced Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$ 3
Class 1A*	$ –	$ –		–
Class 2	232	Not applicable		9
Class 4	18	18		1

Total class-specific expenses	$250	$18		$13

Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$349
Class 1A*	$ –	$ –	†	–†
Class 2	4,920	Not applicable		197
Class 4	136	136		5

Total class-specific expenses	$5,056	$136		$551

Global Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$ 58
Class 1A*	$ –	$ –	†	–†
Class 2	1,422	Not applicable		57
Class 4	16	16		–†

Total class-specific expenses	$1,438	$16		$115

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$47
Class 1A*	$ –	$ –	†	–†
Class 2	996	Not applicable		40
Class 3	12	Not applicable		1
Class 4	32	32		1

Total class-specific expenses	$1,040	$32		$89

See end of tables for footnotes.

American Funds Insurance Series	173

Mortgage Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$14
Class 1A*	$–	$ –	†	–	†
Class 2	78	Not applicable		3
Class 4	11	11		–

Total class-specific expenses	$89	$11		$17

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$2
Class 1A*	$ –	$ –		–
Class 2	341	Not applicable		13
Class 3	4	Not applicable		–
Class 4	17	17		1

Total class-specific expenses	$362	$17		$16

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$73
Class 1A*	$ –	$ –	†	–	†
Class 2	1,856	Not applicable		74
Class 3	9	Not applicable		1
Class 4	68	68		3

Total class-specific expenses	$1,933	$68		$151

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$1
Class P2	$283	283

Total class-specific expenses	$283	$284

*Class 1A shares began investment operations on January 6, 2017.

†Amount less than one thousand.

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$ –	†
Class P2	$140	140

Total class-specific expenses	$140	$140

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$ –	†
Class P2	$431	432

Total class-specific expenses	$431	$432

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 2
Class P2	$217	217

Total class-specific expenses	$217	$219

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$1,688
Class P2	$3,127	3,127

Total class-specific expenses	$3,127	$4,815

174	American Funds Insurance Series

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$19	$ 8		$27
Global Small Capitalization Fund	14	6		20
Growth Fund	80	31		111
International Fund	28	11		39
New World Fund	11	4		15
Blue Chip Income and Growth Fund	32	12		44
Global Growth and Income Fund	7	3		10
Growth-Income Fund	96	37		133
International Growth and Income Fund	4	2		6
Capital Income Builder	1	1		2
Asset Allocation Fund	78	31		109
Global Balanced Fund	1	–	*	1
Bond Fund	40	15		55
Global Bond Fund	8	3		11
High-Income Bond Fund	7	2		9
Mortgage Fund	1	–	*	1
Ultra-Short Bond Fund	1	–	*	1
U.S. Government/AAA-Rated Securities Fund	11	4		15
Managed Risk Growth Fund	1	–	*	1
Managed Risk International Fund	1	–	*	1
Managed Risk Blue Chip Income and Growth Fund	2	–	*	2
Managed Risk Growth-Income Fund	1	–	*	1
Managed Risk Asset Allocation Fund	13	5		18

*	Amount less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds as of June 30, 2017 (dollars in thousands):

	Purchases	Sales
Global Small Capitalization Fund	$15,273	$105,787
International Fund	68,017	31,582
Blue Chip Income and Growth Fund	67,182	170,978

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2017.

American Funds Insurance Series	175

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 89,305	3,373	$ 57,544	2,074		$(157,017)	(5,802)	$ (10,168)	(355)
Class 1A2	538	19	16	1		(1)	– [3]	553	20
Class 2	29,976	1,163	118,050	4,296		(292,351)	(11,106)	(144,325)	(5,647)
Class 4	26,902	1,016	3,969	145		(5,458)	(208)	25,413	953

Total net increase (decrease)	$146,721	5,571	$179,579	6,516		$(454,827)	(17,116)	$(128,527)	(5,029)

Year ended December 31, 2016
Class 1	$214,321	8,771	$150,842	6,520		$(225,629)	(9,136)	$ 139,534	6,155
Class 2	98,924	4,087	336,499	14,694		(451,495)	(18,489)	(16,072)	292
Class 4	31,776	1,313	8,092	354		(28,384)	(1,172)	11,484	495

Total net increase (decrease)	$345,021	14,171	$495,433	21,568		$(705,508)	(28,797)	$ 134,946	6,942

Global Small Capitalization Fund
	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 78,076	3,560	$ 6,317	277		$(280,989)	(12,408)	$(196,596)	(8,571)
Class 1A2	141	7	–	–	[3]	– [3]	– [3]	141	7
Class 2	15,219	726	9,527	429		(158,031)	(7,414)	(133,285)	(6,259)
Class 4	15,135	704	220	9		(2,208)	(103)	13,147	610

Total net increase (decrease)	$108,571	4,997	$ 16,064	715		$(441,228)	(19,925)	$(316,593)	(14,213)

Year ended December 31, 2016
Class 1	$161,105	7,595	$285,447	14,932		$(368,707)	(16,753)	$ 77,845	5,774
Class 2	54,521	2,619	445,999	23,986		(293,447)	(14,137)	207,073	12,468
Class 4	16,563	792	6,857	365		(8,311)	(402)	15,109	755

Total net increase (decrease)	$232,189	11,006	$738,303	39,283		$(670,465)	(31,292)	$ 300,027	18,997

176	American Funds Insurance Series

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$282,329	3,905	$ 742,365	10,520		$ (491,403)	(6,732)	$ 533,291	7,693
Class 1A2	802	11	66	1		(5)	– [3]	863	12
Class 2	116,105	1,603	1,463,878	20,888		(1,084,545)	(14,970)	495,438	7,521
Class 3	275	4	19,224	271		(10,062)	(137)	9,437	138
Class 4	68,757	954	55,030	793		(21,417)	(300)	102,370	1,447

Total net increase (decrease)	$468,268	6,477	$2,280,563	32,473		$(1,607,432)	(22,139)	$1,141,399	16,811

Year ended December 31, 2016
Class 1	$458,166	7,079	$ 669,418	10,693		$ (964,251)	(14,691)	$ 163,333	3,081
Class 2	177,712	2,745	1,349,846	21,732		(1,859,064)	(28,538)	(331,506)	(4,061)
Class 3	1,102	18	17,818	284		(27,723)	(425)	(8,803)	(123)
Class 4	75,062	1,167	39,264	638		(49,300)	(768)	65,026	1,037

Total net increase (decrease)	$712,042	11,009	$2,076,346	33,347		$(2,900,338)	(44,422)	$ (111,950)	(66)

International Fund
	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$383,721	20,353	$ 66,548	3,387		$ (240,741)	(12,822)	$ 209,528	10,918
Class 1A2	361	19	4	–	[3]	– [3]	– [3]	365	19
Class 2	85,351	4,660	60,782	3,107		(308,160)	(16,553)	(162,027)	(8,786)
Class 3	159	9	434	22		(1,871)	(101)	(1,278)	(70)
Class 4	24,587	1,324	1,376	71		(5,314)	(287)	20,649	1,108

Total net increase (decrease)	$494,179	26,365	$129,144	6,587		$ (556,086)	(29,763)	$ 67,237	3,189

Year ended December 31, 2016
Class 1	$502,624	29,474	$355,240	22,171		$ (416,969)	(24,055)	$ 440,895	27,590
Class 2	190,542	11,247	385,917	24,231		(598,017)	(34,790)	(21,558)	688
Class 3	122	7	2,834	177		(5,902)	(343)	(2,946)	(159)
Class 4	25,077	1,477	5,458	345		(7,439)	(436)	23,096	1,386

Total net increase (decrease)	$718,365	42,205	$749,449	46,924		$(1,028,327)	(59,624)	$ 439,487	29,505

New World Fund
	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$126,934	5,828	$ 3,072	136		$(287,145)	(12,786)	$(157,139)	(6,822)
Class 1A2	163	7	–	–	[3]	– [3]	– [3]	163	7
Class 2	123,916	5,750	1,283	57		(173,508)	(8,085)	(48,309)	(2,278)
Class 4	53,144	2,480	340	15		(8,319)	(389)	45,165	2,106

Total net increase (decrease)	$304,157	14,065	$ 4,695	208		$(468,972)	(21,260)	$(160,120)	(6,987)

Year ended December 31, 2016
Class 1	$343,390	17,604	$17,686	901		$(250,303)	(12,858)	$ 110,773	5,647
Class 2	51,238	2,661	7,100	365		(149,682)	(7,790)	(91,344)	(4,764)
Class 4	71,177	3,754	1,465	75		(12,695)	(670)	59,947	3,159

Total net increase (decrease)	$465,805	24,019	$26,251	1,341		$(412,680)	(21,318)	$ 79,376	4,042

See end of tables for footnotes.

American Funds Insurance Series	177

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 345,090	24,688	$211,819		15,371		$(475,150)	(33,513)	$ 81,759	6,546
Class 1A2	168	12	7		1		(10)	(1)	165	12
Class 2	27,058	1,962	139,561		10,239		(197,271)	(14,224)	(30,652)	(2,023)
Class 4	49,953	3,614	6,897		507		(14,591)	(1,051)	42,259	3,070

Total net increase (decrease)	$ 422,269	30,276	$358,284		26,118		$(687,022)	(48,789)	$ 93,531	7,605

Year ended December 31, 2016
Class 1	$ 986,168	74,990	$426,031		33,628		$(260,962)	(20,029)	$1,151,237	88,589
Class 2	42,572	3,274	328,996		26,334		(424,524)	(32,897)	(52,956)	(3,289)
Class 4	105,759	8,137	7,693		611		(18,601)	(1,441)	94,851	7,307

Total net increase (decrease)	$1,134,499	86,401	$762,720		60,573		$(704,087)	(54,367)	$1,193,132	92,607

Global Growth and Income Fund
	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1[2]	$ 43,654	3,156	$ 7,982		546		$(289,329)	(19,613)	$(237,693)	(15,911)
Class 1A	10	1	–	[3]	–	[3]	–	–	10	1
Class 2	11,144	809	30,440		2,091		(115,651)	(8,266)	(74,067)	(5,366)
Class 4	8,243	584	467		33		(1,764)	(126)	6,946	491

Total net increase (decrease)	$ 63,051	4,550	$38,889		2,670		$(406,744)	(28,005)	$(304,804)	(20,785)

Year ended December 31, 2016
Class 1	$292,208	23,201	$10,481		808		$ (49,576)	(3,887)	$ 253,113	20,122
Class 2	25,520	2,043	25,283		1,955		(199,986)	(15,865)	(149,183)	(11,867)
Class 4	12,357	989	257		20		(2,230)	(180)	10,384	829

Total net increase (decrease)	$330,085	26,233	$36,021		2,783		$(251,792)	(19,932)	$ 114,314	9,084

Growth-Income Fund
	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 885,451	18,923	$ 932,415		20,385		$ (538,378)	(11,476)	$1,279,488	27,832
Class 1A2	452	10	17		–	[3]	(3)	– [3]	466	10
Class 2	71,012	1,527	896,303		19,808		(825,238)	(17,743)	142,077	3,592
Class 3	232	5	10,668		233		(11,221)	(239)	(321)	(1)
Class 4	56,549	1,226	38,175		850		(23,522)	(509)	71,202	1,567

Total net increase (decrease)	$1,013,696	21,691	$1,877,578		41,276		$(1,398,362)	(29,967)	$1,492,912	33,000

Year ended December 31, 2016
Class 1	$1,364,357	31,261	$1,429,866		34,358		$ (830,642)	(18,888)	$1,963,581	46,731
Class 2	142,903	3,288	1,580,603		38,422		(1,561,195)	(35,880)	162,311	5,830
Class 3	1,293	30	19,402		467		(23,792)	(543)	(3,097)	(46)
Class 4	72,892	1,695	54,139		1,325		(35,791)	(829)	91,240	2,191

Total net increase (decrease)	$1,581,445	36,274	$3,084,010		74,572		$(2,451,420)	(56,140)	$2,214,035	54,706

178	American Funds Insurance Series

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$170,779	10,248	$ 1,924		116		$(51,629)	(3,183)	$121,074	7,181
Class 1A2	15	1	–	[3]	–	[3]	–	–	15	1
Class 2	4,036	261	383		23		(20,376)	(1,299)	(15,957)	(1,015)
Class 4	5,798	368	53		3		(1,442)	(92)	4,409	279

Total net increase (decrease)	$180,628	10,878	$ 2,360		142		$(73,447)	(4,574)	$109,541	6,446

Year ended December 31, 2016
Class 1	$105,994	7,226	$26,726		1,853		$ (5,982)	(396)	$126,738	8,683
Class 2	17,101	1,182	7,312		508		(30,910)	(2,088)	(6,497)	(398)
Class 4	8,076	551	1,044		73		(3,762)	(258)	5,358	366

Total net increase (decrease)	$131,171	8,959	$35,082		2,434		$(40,654)	(2,742)	$125,599	8,651

Capital Income Builder
	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 36,029	3,673	$ 2,810		282		$ (3,569)	(367)	$ 35,270	3,588
Class 1A2	73	7	1		–	[3]	– [3]	– [3]	74	7
Class 2	569	58	7		1		(10)	(1)	566	58
Class 4	31,567	3,215	3,604		363		(10,100)	(1,029)	25,071	2,549

Total net increase (decrease)	$ 68,238	6,953	$ 6,422		646		$(13,679)	(1,397)	$ 60,981	6,202

Year ended December 31, 2016
Class 1	$ 95,122	9,946	$ 4,372		458		$(23,129)	(2,439)	$ 76,365	7,965
Class 2	144	15	2		–		(2)	–	144	15
Class 4	113,152	11,813	6,657		699		(20,474)	(2,162)	99,335	10,350

Total net increase (decrease)	$208,418	21,774	$11,031		1,157		$(43,605)	(4,601)	$175,844	18,330

Asset Allocation Fund
	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$1,223,552	53,798	$ 723,346		32,207		$ (270,322)	(11,893)	$1,676,576	74,112
Class 1A2	1,962	85	76		4		(1)	– [3]	2,037	89
Class 2	79,620	3,555	259,355		11,661		(287,825)	(12,784)	51,150	2,432
Class 3	561	25	1,775		78		(2,001)	(88)	335	15
Class 4	198,612	8,889	155,241		7,009		(110,844)	(4,987)	243,009	10,911

Total net increase (decrease)	$1,504,307	66,352	$1,139,793		50,959		$ (670,993)	(29,752)	$1,973,107	87,559

Year ended December 31, 2016
Class 1	$1,419,998	67,404	$ 510,045		24,119		$ (436,287)	(20,771)	$1,493,756	70,752
Class 2	190,550	9,074	201,323		9,626		(504,479)	(24,294)	(112,606)	(5,594)
Class 3	672	32	1,439		68		(4,926)	(233)	(2,815)	(133)
Class 4	385,933	18,332	100,264		4,812		(163,695)	(7,917)	322,502	15,227

Total net increase (decrease)	$1,997,153	94,842	$ 813,071		38,625		$(1,109,387)	(53,215)	$1,700,837	80,252

See end of tables for footnotes.

American Funds Insurance Series	179

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 7,400	625	$ 243		20		$ (2,827)	(243)	$ 4,816	402
Class 1A2	10	1	–	[3]	–	[3]	–	–	10	1
Class 2	8,051	686	628		51		(13,017)	(1,108)	(4,338)	(371)
Class 4	10,398	883	63		5		(554)	(47)	9,907	841

Total net increase (decrease)	$25,859	2,195	$934		76		$(16,398)	(1,398)	$10,395	873

Year ended December 31, 2016
Class 1	$20,046	1,826	$ 939		85		$ (6,690)	(590)	$14,295	1,321
Class 2	22,939	2,066	2,226		201		(22,938)	(2,086)	2,227	181
Class 4	9,506	864	121		11		(652)	(59)	8,975	816

Total net increase (decrease)	$52,491	4,756	$3,286		297		$(30,280)	(2,735)	$25,497	2,318

Bond Fund
	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 510,398	46,925	$134,744		12,407		$(1,110,594)	(101,036)	$ (465,452)	(41,704)
Class 1A2	390	35	7		1		– [3]	– [3]	397	36
Class 2	61,700	5,733	79,311		7,392		(144,658)	(13,418)	(3,647)	(293)
Class 4	28,880	2,677	2,255		210		(11,431)	(1,057)	19,704	1,830

Total net increase (decrease)	$ 601,368	55,370	$216,317		20,010		$(1,266,683)	(115,511)	$ (448,998)	(40,131)

Year ended December 31, 2016
Class 1	$1,345,167	121,199	$148,075		13,631		$ (420,052)	(38,234)	$1,073,190	96,596
Class 2	144,585	13,214	82,041		7,631		(444,145)	(40,888)	(217,519)	(20,043)
Class 4	57,784	5,273	1,763		164		(16,674)	(1,523)	42,873	3,914

Total net increase (decrease)	$1,547,536	139,686	$231,879		21,426		$ (880,871)	(80,645)	$ 898,544	80,467

Global Bond Fund
	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 84,823	7,382	$ 7,297		621		$ (35,529)	(3,105)	$ 56,591	4,898
Class 1A2	31	3	–	[3]	–	[3]	– [3]	–	31	3
Class 2	25,366	2,239	7,064		606		(42,479)	(3,713)	(10,049)	(868)
Class 4	3,024	266	88		7		(1,118)	(98)	1,994	175

Total net increase (decrease)	$113,244	9,890	$14,449		1,234		$ (79,126)	(6,916)	$ 48,567	4,208

Year ended December 31, 2016
Class 1	$213,129	18,309	$10,956		974		$(159,412)	(13,652)	$ 64,673	5,631
Class 2	36,347	3,158	8,734		780		(156,676)	(13,741)	(111,595)	(9,803)
Class 4	10,946	954	76		7		(4,634)	(404)	6,388	557

Total net increase (decrease)	$260,422	22,421	$19,766		1,761		$(320,722)	(27,797)	$ (40,534)	(3,615)

180	American Funds Insurance Series

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 38,805	3,712	$ 8,924	846		$(290,478)	(27,344)	$(242,749)	(22,786)
Class 1A2	114	11	1	–	[3]	(5)	– [3]	110	11
Class 2	8,564	833	9,562	921		(45,151)	(4,381)	(27,025)	(2,627)
Class 3	380	36	156	15		(641)	(61)	(105)	(10)
Class 4	54,593	4,954	353	31		(53,926)	(4,896)	1,020	89

Total net increase (decrease)	$102,456	9,546	$ 18,996	1,813		$(390,201)	(36,682)	$(268,749)	(25,323)

Year ended December 31, 2016
Class 1	$ 69,042	6,945	$ 56,592	5,626		$(291,328)	(30,021)	$(165,694)	(17,450)
Class 2	22,831	2,394	47,007	4,738		(116,168)	(11,943)	(46,330)	(4,811)
Class 3	2,650	279	746	74		(3,553)	(365)	(157)	(12)
Class 4	90,979	8,413	1,283	120		(73,640)	(6,754)	18,622	1,779

Total net increase (decrease)	$185,502	18,031	$105,628	10,558		$(484,689)	(49,083)	$(193,559)	(20,494)

Mortgage Fund
	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$29,211	2,753	$2,512	236		$(29,154)	(2,743)	$ 2,569	246
Class 1A2	109	10	1	1		(5)	(1)	105	10
Class 2	3,827	361	553	52		(5,124)	(483)	(744)	(70)
Class 4	3,237	307	79	7		(2,523)	(239)	793	75

Total net increase (decrease)	$36,384	3,431	$3,145	296		$(36,806)	(3,466)	$ 2,723	261

Year ended December 31, 2016
Class 1	$28,827	2,669	$7,933	749		$(38,385)	(3,569)	$(1,625)	(151)
Class 2	18,388	1,714	1,683	159		(15,825)	(1,473)	4,246	400
Class 4	14,879	1,395	227	22		(17,844)	(1,676)	(2,738)	(259)

Total net increase (decrease)	$62,094	5,778	$9,843	930		$(72,054)	(6,718)	$ (117)	(10)

Ultra-Short Bond Fund
	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 3,979	353	$–	–		$ (9,066)	(804)	$ (5,087)	(451)
Class 1A2	10	1	–	–		–	–	10	1
Class 2	26,711	2,429	–	–		(66,149)	(6,017)	(39,438)	(3,588)
Class 3	74	7	–	–		(351)	(31)	(277)	(24)
Class 4	9,477	852	–	–		(5,608)	(504)	3,869	348

Total net increase (decrease)	$ 40,251	3,642	$–	–		$ (81,174)	(7,356)	$(40,923)	(3,714)

Year ended December 31, 2016
Class 1	$ 15,562	1,382	$–	–		$ (17,527)	(1,556)	$ (1,965)	(174)
Class 2	128,178	11,656	–	–		(133,142)	(12,108)	(4,964)	(452)
Class 3	2,647	238	–	–		(4,768)	(429)	(2,121)	(191)
Class 4	18,372	1,649	–	–		(21,287)	(1,911)	(2,915)	(262)

Total net increase (decrease)	$164,759	14,925	$–	–		$(176,724)	(16,004)	$(11,965)	(1,079)

See end of tables for footnotes.

American Funds Insurance Series	181

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class 1	$ 44,091	3,625	$ 3,834	312	$(211,044)	(17,165)	$(163,119)	(13,228)
Class 1A2	111	9	–[3]	–[3]	–[3]	–[3]	111	9
Class 2	18,100	1,504	3,682	303	(60,061)	(4,986)	(38,279)	(3,179)
Class 3	691	57	26	2	(642)	(53)	75	6
Class 4	11,941	987	111	10	(12,741)	(1,058)	(689)	(61)

Total net increase (decrease)	$ 74,934	6,182	$ 7,653	627	$(284,488)	(23,262)	$(201,901)	(16,453)

Year ended December 31, 2016
Class 1	$111,564	8,949	$ 52,411	4,280	$ (89,943)	(7,217)	$ 74,032	6,012
Class 2	65,544	5,287	52,257	4,303	(160,525)	(13,019)	(42,724)	(3,429)
Class 3	1,568	125	368	30	(2,199)	(176)	(263)	(21)
Class 4	58,794	4,745	1,986	163	(48,646)	(3,930)	12,134	978

Total net increase (decrease)	$237,470	19,106	$107,022	8,776	$(301,313)	(24,342)	$ 43,179	3,540

Managed Risk Growth Fund
	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class P1	$ 506	43	$ 29	3	$ (95)	(8)	$ 440	38
Class P2	23,896	2,084	4,847	408	(8,089)	(699)	20,654	1,793

Total net increase (decrease)	$24,402	2,127	$ 4,876	411	$ (8,184)	(707)	$21,094	1,831

Year ended December 31, 2016
Class P1	$ 492	46	$ 60	6	$ (168)	(16)	$ 384	36
Class P2	63,452	5,983	15,282	1,507	(14,771)	(1,388)	63,963	6,102

Total net increase (decrease)	$63,944	6,029	$15,342	1,513	$(14,939)	(1,404)	$64,347	6,138

Managed Risk International Fund
	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class P1	$ 95	10	$ 3	–[3]	$ (131)	(13)	$ (33)	(3)
Class P2	14,561	1,527	2,300	230	(5,436)	(552)	11,425	1,205

Total net increase (decrease)	$14,656	1,537	$2,303	230	$(5,567)	(565)	$11,392	1,202

Year ended December 31, 2016
Class P1	$ 41	4	$ 6	1	$ (53)	(6)	$ (6)	(1)
Class P2	25,545	2,830	3,022	346	(8,610)	(948)	19,957	2,228

Total net increase (decrease)	$25,586	2,834	$3,028	347	$(8,663)	(954)	$19,951	2,227

182	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class P1	$ 59	5	$ 5	1	$ (133)	(11)	$ (69)	(5)
Class P2	73,692	6,177	9,858	830	(19,665)	(1,636)	63,885	5,371

Total net increase (decrease)	$ 73,751	6,182	$9,863	831	$(19,798)	(1,647)	$ 63,816	5,366

Year ended December 31, 2016
Class P1	$60	6	$ 13	1	$ (20)	(2)	$ 53	5
Class P2	139,800	12,424	9,285	848	(10,609)	(952)	138,476	12,320

Total net increase (decrease)	$139,860	12,430	$9,298	849	$(10,629)	(954)	$138,529	12,325

Managed Risk Growth-Income Fund
	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class P1	$ 549	47	$ 92	8	$ (91)	(8)	$ 550	47
Class P2	17,017	1,467	9,501	835	(7,374)	(636)	19,144	1,666

Total net increase (decrease)	$17,566	1,514	$ 9,593	843	$ (7,465)	(644)	$19,694	1,713

Year ended December 31, 2016
Class P1	$ 746	68	$ 79	7	$ (343)	(31)	$ 482	44
Class P2	41,955	3,864	10,093	964	(13,341)	(1,227)	38,707	3,601

Total net increase (decrease)	$42,701	3,932	$10,172	971	$(13,684)	(1,258)	$39,189	3,645

Managed Risk Asset Allocation Fund
	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2017
Class P1	$167,060	13,314	$ 25,265	1,986	$ (13,626)	(1,081)	$178,699	14,219
Class P2	173,524	13,882	45,199	3,559	(73,802)	(5,872)	144,921	11,569

Total net increase (decrease)	$340,584	27,196	$ 70,464	5,545	$ (87,428)	(6,953)	$323,620	25,788

Year ended December 31, 2016
Class P1	$443,537	37,855	$ 45,747	3,957	$ (14,583)	(1,270)	$474,701	40,542
Class P2	369,887	31,502	92,019	7,990	(131,962)	(11,243)	329,944	28,249

Total net increase (decrease)	$813,424	69,357	$137,766	11,947	$(146,545)	(12,513)	$804,645	68,791

[1]Includes	exchanges between share classes of the fund.
[2]Class	1A shares began investment operations on January 6, 2017.
[3]Amount	less than one thousand.

American Funds Insurance Series	183

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2017 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,296,935	$697,762	$3,483,444	$1,232,121	$1,178,332	$1,874,187
Sales of investment securities*	1,445,347	1,010,526	5,044,575	1,446,519	1,181,361	1,711,030
Non-U.S. taxes paid on interest income	–	–	–	(11)	19	–
Non-U.S. taxes paid on realized gains	51	–	–	512	–	–
Non-U.S. taxes provided on unrealized gains	49	33	–	2,992	2,114	–
Dividends from affiliated issuers	–	999	–	–	–	–
Net realized (loss) gain from affiliated issuers	–	(3,537)	–	–	–	–

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$438,265	$3,807,445	$448,899	$183,484	$7,356,916	$72,913
Sales of investment securities*	728,490	3,914,474	390,545	137,173	6,913,815	56,404
Non-U.S. taxes paid on interest income	–	–	8	–	–	10
Non-U.S. taxes paid on realized gains	494	10	66	–	–	1
Non-U.S. taxes provided on unrealized gains	569	122	737	–	108	3
Dividends from affiliated issuers	–	–	–	–	–	–
Net realized (loss) gain from affiliated issuers	–	–	–	–	–	–

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$10,776,837	$1,043,219	$698,302	$1,402,401	$ –	$9,719,948
Sales of investment securities*	12,666,209	1,178,903	896,758	1,393,925	–	9,645,828
Non-U.S. taxes paid on interest income	–	313	(5)	–	–	–
Non-U.S. taxes paid on realized gains	–	223	–	–	–	–
Non-U.S. taxes provided on unrealized gains	10	188	5	–	–	–
Dividends from affiliated issuers	–	–	–	–	–	–
Net realized (loss) gain from affiliated issuers	–	–	–	–	–	–

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$43,200	$14,631	$79,280	$26,194	$434,120
Sales of investment securities*	10,750	4,448	15,254	5,069	14,247
Non-U.S. taxes paid on interest income	–	–	–	–	–
Non-U.S. taxes paid on realized gains	–	–	–	–	–
Non-U.S. taxes provided on unrealized gains	–	–	–	–	–
Dividends from affiliated issuers	365	397	1,244	488	12,067
Net realized (loss) gain from affiliated issuers	(574)	(483)	(296)	(554)	1,372

*Excludes	short-term securities and U.S. government obligations, if any.

184	American Funds Insurance Series

11. Ownership concentration

At June 30, 2017, CRMC held aggregate ownership of 11% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio, American Funds Insurance Series - Managed Risk Asset Allocation Fund and American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 34%, 16% and 15% of the outstanding shares of Capital Income Builder, Asset Allocation Fund and Global Balanced Fund, respectively.

American Funds Insurance Series	185

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/17[2,3]	$24.05	$.20	$4.31	$4.51	$(.03)	$(.84)	$(.87)	$27.69	18.75%[4]		$1,866		.55%[5]		1.53%[5]
12/31/16	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87		1,630		.56		1.00
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24		1,626		.55		.90
12/31/14	30.11	.31 [6]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52		1,558		.55		1.08	[6]
12/31/13	23.58	.31	6.62	6.93	(.40)	–	(.40)	30.11	29.51		1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	–	(.26)	23.58	22.89		1,466		.56		1.38
Class 1A:
6/30/17[2,3,7]	24.50	.24	3.80	4.04	(.03)	(.84)	(.87)	27.67	16.49	[4]	1		.38	[4]	.87	[4]
Class 2:
6/30/17[2,3]	23.85	.16	4.27	4.43	(.02)	(.84)	(.86)	27.42	18.57	[4]	3,850		.80	[5]	1.27	[5]
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62		3,483		.81		.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94		3,817		.80		.66
12/31/14	29.92	.24 [6]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31		3,992		.80		.85	[6]
12/31/13	23.44	.24	6.58	6.82	(.34)	–	(.34)	29.92	29.18		4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	–	(.20)	23.44	22.56		3,723		.81		1.13
Class 4:
6/30/17[2,3]	23.81	.14	4.26	4.40	(.02)	(.84)	(.86)	27.35	18.44	[4]	134		1.055		1.075
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37		94		1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69		91		1.05		.34
12/31/14	30.07	.07 [6]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01		19		1.05		.26	[6]
12/31/13	23.58	.13	6.77	6.90	(.41)	–	(.41)	30.07	29.36		1		1.06		.43
12/31/12[2,8]	23.53	.01	.29	.30	(.25)	–	(.25)	23.58	1.27	[4,9]	–	[10]	.02	[4,9]	.04	[4,9]

Global Small Capitalization Fund

Class 1:
6/30/17[2,3]	$20.24	$.08	$2.52	$2.60	$(.10)	$ –	$ (.10)	$22.74	12.82%[4]		$1,526		.73%[5]		.72%[5]
12/31/16	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35		1,532		.74		.57
12/31/15	26.09	.04	.36	.40	–	(2.08)	(2.08)	24.41	.50		1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36		1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	–	(.21)	25.69	28.60		1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	–	(.30)	20.16	18.51		1,019		.75		.46
Class 1A:
6/30/17[2,3,7]	20.70	.11	2.02	2.13	(.10)	–	(.10)	22.73	10.26	[4]	–	[10]	.45	[4]	.49	[4]
Class 2:
6/30/17[2,3]	19.72	.05	2.46	2.51	(.09)	–	(.09)	22.14	12.71	[4]	2,447		.98	[5]	.46	[5]
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10		2,303		.99		.31
12/31/15	25.64	(.03)	.37	.34	–	(2.08)	(2.08)	23.90	.27		2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12		2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	–	(.20)	25.25	28.28		2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	–	(.25)	19.86	18.18		2,603		1.00		.20
Class 4:
6/30/17[2,3]	19.91	.03	2.47	2.50	(.08)	–	(.08)	22.33	12.57	[4]	61		1.23	[5]	.26	[5]
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85		42		1.24		.03
12/31/15	25.92	(.10)	.37	.27	–	(2.08)	(2.08)	24.11	(.02)		34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88		12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	–	(.21)	25.57	28.01		4		1.24		(.50)
12/31/12[2,8]	19.68	.01	.54	.55	(.07)	–	(.07)	20.16	2.80	[4,9]	–	[10]	.04	[4,9]	.04	[4,9]

186	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/17[2,3]	$67.29	$.33		$ 9.91	$10.24	$ (.12)	$ (7.33)	$ (7.45)	$70.08	15.15%[4]		$ 7,757		.35%[5]		.90%[5]
12/31/16	68.02	.67		5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77		6,931		.35		1.03
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12		6,796		.35		.87
12/31/14	78.54	.88	[6]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78		7,118		.35		1.12	[6]
12/31/13	60.90	.64		17.84	18.48	(.84)	–	(.84)	78.54	30.43		7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	–	(.63)	60.90	18.19		7,116		.35		1.10

Class 1A:
6/30/17[2,3,7]	68.84	.38		8.26	8.64	(.12)	(7.33)	(7.45)	70.03	12.48	[4]	1		.28	[4]	.51	[4]

Class 2:
6/30/17[2,3]	66.92	.23		9.86	10.09	(.09)	(7.33)	(7.42)	69.59	15.00	[4]	15,059		.60	[5]	.65	[5]
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49		13,978		.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86		14,414		.60		.62
12/31/14	77.94	.68	[6]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51		15,413		.60		.87	[6]
12/31/13	60.45	.47		17.68	18.15	(.66)	–	(.66)	77.94	30.11		16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	–	(.47)	60.45	17.89		14,911		.60		.83

Class 3:
6/30/17[2,3]	67.67	.26		9.97	10.23	(.10)	(7.33)	(7.43)	70.47	15.05	[4]	201		.53	[5]	.72	[5]
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56		183		.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92		194		.53		.69
12/31/14	78.62	.74	[6]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58		208		.53		.94	[6]
12/31/13	60.97	.52		17.84	18.36	(.71)	–	(.71)	78.62	30.20		216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	–	(.52)	60.97	17.97		189		.53		.92

Class 4:
6/30/17[2,3]	66.41	.15		9.77	9.92	(.07)	(7.33)	(7.40)	68.93	14.86	[4]	575		.85	[5]	.41	[5]
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22		458		.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59		394		.85		.42
12/31/14	78.32	.37	[6]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25		24		.85		.47	[6]
12/31/13	60.90	.29		17.90	18.19	(.77)	–	(.77)	78.32	29.96		5		.85		.40
12/31/12[2,8]	60.55	.03		.78	.81	(.46)	–	(.46)	60.90	1.33	[4,9]	–	[10]	.02	[4,9]	.05	[4,9]

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Fund

Class 1:
6/30/17[2,3]	$16.82	$ .18		$ 2.97	$ 3.15	$(.07)	$ (.23)	$ (.30)	$19.67	18.71%[4]	$4,487		.53%[5]		1.98%[5]
12/31/16	18.08	.27		.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652		.54		1.57
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427		.54		1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	–	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	–	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	–	(.30)	17.68	18.21	3,618		.54		1.81

Class 1A:
6/30/17[2,3,7]	17.17	.17		2.61	2.78	(.07)	(.23)	(.30)	19.65	16.17 [4]	–	[10]	.36	[4]	.90	[4]

Class 2:
6/30/17[2,3]	16.76	.16		2.95	3.11	(.06)	(.23)	(.29)	19.58	18.55 [4]	4,165		.78	[5]	1.72	[5]
12/31/16	18.02	.23		.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710		.79		1.35
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	–	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	–	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	–	(.25)	17.62	17.91	5,465		.79		1.57

Class 3:
6/30/17[2,3]	16.85	.16		2.98	3.14	(.06)	(.23)	(.29)	19.70	18.64 [4]	30		.71	[5]	1.79	[5]
12/31/16	18.11	.24		.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27		.72		1.42
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	–	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	–	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	–	(.27)	17.70	17.97	44		.72		1.65

Class 4:
6/30/17[2,3]	16.64	.14		2.94	3.08	(.06)	(.23)	(.29)	19.43	18.48 [4]	98		1.03	[5]	1.51	[5]
12/31/16	17.93	.18		.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66		1.04		1.03
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	–	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	–	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[2,8]	17.79	.01		.16	.17	(.28)	–	(.28)	17.68	.98 [4,9]	–	[10]	.02	[4],[9]	.05	[4],[9]

New World Fund

Class 1:
6/30/17[2,3]	$19.72	$ .17		$ 2.71	$ 2.88	$(.04)	$ –	$ (.04)	$22.56	14.59%[4]	$1,841		.75%[5]		1.55%[5]
12/31/16	18.87	.24		.81	1.05	(.20)	–	(.20)	19.72	5.59	1,743		.78		1.25
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[6]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[6]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	–	(.28)	22.93	18.13	1,140		.79		1.54

Class 1A:
6/30/17[2,3,7]	20.14	.21		2.23	2.44	(.04)	–	(.04)	22.54	12.10 [4]	–	[10]	.46	[4]	.95	[4]

Class 2:
6/30/17[2,3]	19.54	.14		2.69	2.83	(.03)	–	(.03)	22.34	14.48 [4]	990		1.00	[5]	1.31	[5]
12/31/16	18.71	.19		.79	.98	(.15)	–	(.15)	19.54	5.26	911		1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[6]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[6]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	–	(.22)	22.75	17.82	1,378		1.04		1.31

Class 4:
6/30/17[2,3]	19.51	.12		2.67	2.79	(.02)	–	(.02)	22.28	14.32 [4]	321		1.25	[5]	1.12	[5]
12/31/16	18.69	.14		.80	.94	(.12)	–	(.12)	19.51	5.04	240		1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[6]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[6]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[2,8]	22.83	.01		.35	.36	(.26)	–	(.26)	22.93	1.58 [4,9]	–	[10]	.04	[4,9]	.04	[4,9]

188	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund

Class 1:
6/30/17[2,3]	$13.53	$.16		$ .63	$.79	$(.05)	$ (.53)	$ (.58)	$13.74	5.82%[4]	$5,270		.41%[5]		2.26%[5]
12/31/16	12.62	.31		1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/14	13.12	.46	[6]	1.59	2.05	(.48)	–	(.48)	14.69	15.69	3,542		.42		3.31	[6]
12/31/13	10.05	.27		3.06	3.33	(.26)	–	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	–	(.23)	10.05	14.18	1,357		.43		2.41
Class 1A:
6/30/17[2,3,7]	13.75	.13		.44	.57	(.05)	(.53)	(.58)	13.74	4.05 [4]	–	[10]	.29	[4]	.92	[4]
Class 2:
6/30/17[2,3]	13.39	.14		.64	.78	(.05)	(.53)	(.58)	13.59	5.76 [4]	3,435		.66	[5]	2.01	[5]
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[6]	1.55	1.99	(.44)	–	(.44)	14.57	15.36	3,722		.67		3.14	[6]
12/31/13	9.97	.23		3.05	3.28	(.23)	–	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	–	(.20)	9.97	13.88	3,382		.68		2.17
Class 4:
6/30/17[2,3]	13.39	.12		.62	.74	(.04)	(.53)	(.57)	13.56	5.52 [4]	175		.91	[5]	1.75	[5]
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[6]	1.63	1.97	(.46)	–	(.46)	14.63	15.13	9		.92		2.33	[6]
12/31/13	10.05	.18		3.15	3.33	(.26)	–	(.26)	13.12	33.27	–	[10]	.86		1.39
12/31/12[2,8]	10.20	.01		.03	.04	(.19)	–	(.19)	10.05	.38 [4,9]	–	[10]	.02	[4,9]	.10	[4,9]

Global Growth and Income Fund

Class 1:
6/30/17[2,3]	$13.02	$.20		$1.74	$1.94	$(.05)	$(.26)	$(.31)	$14.65	14.88%[4]	$ 410		.62%[5]		2.89%[5]
12/31/16	12.35	.28		.66	.94	(.27)	–	(.27)	13.02	7.61	571		.63		2.18
12/31/15	12.78	.36		(.50)	(.14)	(.29)	–	(.29)	12.35	(1.14)	293		.64		2.79
12/31/14	12.53	.43	[6]	.31	.74	(.49)	–	(.49)	12.78	6.00	200		.63		3.34	[6]
12/31/13	10.56	.39		2.00	2.39	(.42)	–	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	–	(.28)	10.56	17.93	180		.62		2.56
Class 1A:
6/30/17[2,3,7]	13.21	.20		1.55	1.75	(.05)	(.26)	(.31)	14.65	13.23 [4,9]	–	[10]	.29	[4,9]	1.43	[4,9]
Class 2:
6/30/17[2,3]	13.00	.18		1.73	1.91	(.04)	(.26)	(.30)	14.61	14.70 [4]	1,500		.87	[5]	2.65	[5]
12/31/16	12.33	.25		.65	.90	(.23)	–	(.23)	13.00	7.34	1,405		.88		1.98
12/31/15	12.75	.22		(.39)	(.17)	(.25)	–	(.25)	12.33	(1.34)	1,479		.89		1.73
12/31/14	12.51	.41	[6]	.29	.70	(.46)	–	(.46)	12.75	5.64	1,685		.88		3.22	[6]
12/31/13	10.54	.36		2.00	2.36	(.39)	–	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	–	(.26)	10.54	17.56	1,837		.87		2.31
Class 4:
6/30/17[2,3]	12.89	.17		1.71	1.88	(.04)	(.26)	(.30)	14.47	14.584	25		1.125		2.495
12/31/16	12.26	.21		.65	.86	(.23)	–	(.23)	12.89	7.04	16		1.13		1.63
12/31/15	12.71	.17		(.37)	(.20)	(.25)	–	(.25)	12.26	(1.60)	5		1.14		1.32
12/31/14	12.50	.30	[6]	.37	.67	(.46)	–	(.46)	12.71	5.41	1		1.13		2.30	[6]
12/31/13	10.55	.28		2.09	2.37	(.42)	–	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[2,8]	10.64	.01		.13	.14	(.23)	–	(.23)	10.55	1.27 [4,9]	–	[10]	.03	[4,9]	.08	[4,9]

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/17[2,3]	$44.41	$.39		$ 4.02	$ 4.41	$(.14)	$(3.11)	$(3.25)	$45.57	9.90%[4]		$14,187		.28%[5]		1.68%[5]
12/31/16	45.40	.79		4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80		12,588		.29		1.79
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72		10,747		.29		1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91		10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	–	(.73)	50.72	33.82		9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	–	(.70)	38.48	17.79		9,782		.29		1.79

Class 1A:
6/30/17[2,3,7]	45.39	.32		3.09	3.41	(.14)	(3.11)	(3.25)	45.55	7.48	[4]	–	[10]	.23	[4]	.68	[4]

Class 2:
6/30/17[2,3]	44.00	.33		3.98	4.31	(.12)	(3.11)	(3.23)	45.08	9.77	[4]	13,333		.53	[5]	1.43	[5]
12/31/16	45.04	.67		4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51		12,854		.54		1.54
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45		12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63		14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	–	(.62)	50.40	33.50		14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	–	(.61)	38.24	17.48		13,403		.54		1.53

Class 3:
6/30/17[2,3]	44.47	.35		4.03	4.38	(.12)	(3.11)	(3.23)	45.62	9.83	[4]	160		.46	[5]	1.50	[5]
12/31/16	45.46	.71		4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59		156		.47		1.61
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53		161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71		185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	–	(.65)	50.77	33.58		193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	–	(.63)	38.52	17.59		168		.47		1.60

Class 4:
6/30/17[2,3]	43.73	.27		3.95	4.22	(.10)	(3.11)	(3.21)	44.74	9.64	[4]	577		.78	[5]	1.18	[5]
12/31/16	44.82	.56		4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25		495		.79		1.29
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21		410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34		30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	–	(.69)	50.56	33.32		3		.79		.96
12/31/12[2,8]	38.65	.01		.39	.40	(.58)	–	(.58)	38.47	1.02	[4,9]	–	[10]	.01	[4,9]	.03	[4,9]

International Growth and Income Fund

Class 1:
6/30/17[2,3]	$14.48	$.31		$ 1.94	$ 2.25	$(.03)	$ –	$ (.03)	$16.70	15.54%[4]		$ 1,067		.66%[5]		3.98%[5]
12/31/16	14.72	.43		(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71		820		.68		2.93
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)		707		.68		2.60
12/31/14	17.48	.58	[6]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)		740		.68		3.32	[6]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39		696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	–	(.37)	15.29	16.84		203		.74		2.50

Class 1A:
6/30/17[2,3,7]	14.69	.33		1.71	2.04	(.03)	–	(.03)	16.70	13.89	[4,9]	–	[10]	.33	[4,9]	2.09	[4,9]

Class 2:
6/30/17[2,3]	14.43	.29		1.94	2.23	(.02)	–	(.02)	16.64	15.48	[4]	264		.91	[5]	3.76	[5]
12/31/16	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44		244		.93		2.72
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)		254		.93		2.32
12/31/14	17.43	.56	[6]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)		248		.93		3.21	[6]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09		257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	–	(.33)	15.25	16.50		225		.99		2.77

Class 4:
6/30/17[2,3]	14.38	.28		1.92	2.20	(.02)	–	(.02)	16.56	15.29	[4]	47		1.16	[5]	3.57	[5]
12/31/16	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18		37		1.18		2.43
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)		32		1.18		2.02
12/31/14	17.45	.26	[6]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)		20		1.18		1.52	[6]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16		1		1.19		.18
12/31/12[2,8]	15.56	.01		.09	.10	(.37)	–	(.37)	15.29	.62	[4,9]	–	[10]	.04	[4,9]	.07	[4,9]

190	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Capital Income Builder

Class 1:
6/30/17[2,3]	$9.46	$.20	$.58	$.78	$(.15)	$–	$(.15)	$10.09	8.27	%[4]$	202		.53%[5]		4.07%[5]
12/31/16	9.40	.32	.07	.39	(.33)	–	(.33)	9.46	4.17		156		.54		3.39
12/31/15	9.81	.28	(.40)	(.12)	(.29)	–	(.29)	9.40	(1.23)		80		.56		2.88
12/31/14[2,11]	10.00	.19	(.18)	.01	(.19)	(.01)	(.20)	9.81	.12	[4]	20		.56	[5]	2.87	[5]

Class 1A:
6/30/17[2,3,7]	9.57	.21	.45	.66	(.15)	–	(.15)	10.08	6.88	[4]	–	[10]	.33	[4]	2.09	[4]

Class 2:
6/30/17[2,3]	9.46	.20	.57	.77	(.14)	–	(.14)	10.09	8.15	[4]	1		.78	[5]	4.13	[5]
12/31/16	9.40	.27	.11	.38	(.32)	–	(.32)	9.46	4.08		–	[10]	.80		2.82
12/31/15	9.81	.31	(.43)	(.12)	(.29)	–	(.29)	9.40	(1.23)[9]		–	[10]	.46	[9]	3.12	[9]
12/31/14[2,11]	10.00	.20	(.19)	.01	(.19)	(.01)	(.20)	9.81	.12	[4,9]	–	[10]	.47	[5,9]	2.94	[5,9]

Class 4:
6/30/17[2,3]	9.45	.17	.58	.75	(.13)	–	(.13)	10.07	7.92	[4]	299		1.03	[5]	3.53	[5]
12/31/16	9.38	.27	.08	.35	(.28)	–	(.28)	9.45	3.78		256		1.04		2.88
12/31/15	9.80	.25	(.42)	(.17)	(.25)	–	(.25)	9.38	(1.79)		157		1.05		2.55
12/31/14[2,11]	10.00	.14	(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[4]		55		1.06	[5]	2.08	[5]

Asset Allocation Fund

Class 1:
6/30/17[2,3]	$21.68	$.22	$1.58	$1.80	$(.07)	$(1.06)	$(1.13)	$22.35	8.28%[4]		$15,067		.29%[5]		1.99%[5]
12/31/16	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69		13,008		.29		1.97
12/31/15	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64		10,913		.29		1.85
12/31/14	22.49	.44	.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66		11,997		.30		1.95
12/31/13	18.43	.35	4.07	4.42	(.36)	–	(.36)	22.49	24.04		10,515		.31		1.71
12/31/12	16.17	.37	2.28	2.65	(.39)	–	(.39)	18.43	16.44		7,199		.31		2.11

Class 1A:
6/30/17[2,3,7]	21.97	.26	1.24	1.50	(.07)	(1.06)	(1.13)	22.34	6.81	[4]	2		.25	[4]	1.14	[4]

Class 2:
6/30/17[2,3]	21.49	.19	1.57	1.76	(.06)	(1.06)	(1.12)	22.13	8.17	[4]	5,350		.54	[5]	1.73	[5]
12/31/16	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41		5,144		.54		1.72
12/31/15	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40		5,008		.54		1.60
12/31/14	22.33	.37	.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40		5,494		.55		1.69
12/31/13	18.31	.30	4.03	4.33	(.31)	–	(.31)	22.33	23.69		5,760		.56		1.47
12/31/12	16.06	.33	2.27	2.60	(.35)	–	(.35)	18.31	16.19		5,225		.56		1.86

Class 3:
6/30/17[2,3]	21.70	.20	1.59	1.79	(.07)	(1.06)	(1.13)	22.36	8.20	[4]	37		.47	[5]	1.80	[5]
12/31/16	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49		35		.47		1.79
12/31/15	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46		36		.47		1.67
12/31/14	22.51	.39	.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47		40		.48		1.76
12/31/13	18.45	.32	4.06	4.38	(.32)	–	(.32)	22.51	23.81		42		.49		1.54
12/31/12	16.18	.34	2.29	2.63	(.36)	–	(.36)	18.45	16.28		38		.49		1.93

Class 4:
6/30/17[2,3]	21.43	.17	1.56	1.73	(.06)	(1.06)	(1.12)	22.04	8.02	[4]	3,183		.79	[5]	1.49	[5]
12/31/16	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16		2,861		.79		1.47
12/31/15	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14		2,414		.79		1.45
12/31/14	22.46	.34	.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16		32		.80		1.55
12/31/13	18.43	.27	4.12	4.39	(.36)	–	(.36)	22.46	23.89		1		.79		1.22
12/31/12[2,8]	18.52	.01	.21	.22	(.31)	–	(.31)	18.43	1.17	[4,9]	–	[10]	.01	[4,9]	.08	[4,9]

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Balanced Fund
Class 1:
6/30/17[2,3]	$11.08	$.12		$1.12	$1.24	$ –	$(.04)	$(.04)	$12.28	11.19%[4]	$ 76		.69%[5]		2.09%[5]
12/31/16	10.74	.19		.32	.51	(.17)	–	(.17)	11.08	4.73	64		.72		1.73
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/14	11.37	.25	[6]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[6]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	–	(.19)	10.34	12.58	32		.72		2.00

Class 1A:
6/30/17[2,3,7]	11.18	.12		1.02	1.14	–	(.04)	(.04)	12.28	10.20 [4,9]	–	[10]	.33	[4,9]	1.03	[4,9]

Class 2:
6/30/17[2,3]	11.06	.11		1.12	1.23	–	(.04)	(.04)	12.25	11.12[4]	193		.94	[5]	1.83	[5]
12/31/16	10.72	.16		.32	.48	(.14)	–	(.14)	11.06	4.48	178		.97		1.48
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[6]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[6]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	–	(.16)	10.33	12.24	119		.97		1.76

Class 4:
6/30/17[2,3]	11.00	.10		1.11	1.21	–	(.04)	(.04)	12.17	11.00 [4]	21		1.19	[5]	1.67	[5]
12/31/16	10.69	.12		.33	.45	(.14)	–	(.14)	11.00	4.21	10		1.24		1.12
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[6]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [9]	–	[10]	.67	[9]	2.07	[6,9]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [9]	–	[10]	.71	[9]	1.98	[9]
12/31/12[2,8]	10.47	.01		.03	.04	(.18)	–	(.18)	10.33	.40 [4,9]	–	[10]	.03	[4,9]	.05	[4,9]

Bond Fund

Class 1:
6/30/17[2,3]	$10.80	$.12		$.16	$ .28	$(.06)	$(.16)	$(.22)	$10.86	2.62%[4]	$6,409		.38%[5]		2.15%[5]
12/31/16	10.70	.21		.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/15	11.08	.22		(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23		.37	.60	(.25)	– [12]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	–	(.31)	11.29	5.58	3,917		.39		2.23

Class 1A:
6/30/17[2,3,7]	10.82	.10		.15	.25	(.06)	(.16)	(.22)	10.85	2.34 [4]	–		.29	[4]	.96	[4]

Class 2:
6/30/17[2,3]	10.67	.10		.17	.27	(.06)	(.16)	(.22)	10.72	2.51 [4]	3,972		.63	[5]	1.90	[5]
12/31/16	10.58	.18		.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/15	10.95	.18		(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20		.36	.56	(.22)	– [12]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	–	(.28)	11.17	5.37	5,044		.64		1.97

Class 4:
6/30/17[2,3]	10.70	.09		.16	.25	(.06)	(.16)	(.22)	10.73	2.29[4]	122		.88	[5]	1.65	[5]
12/31/16	10.61	.15		.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/15	11.01	.16		(.16)	–	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16		.39	.55	(.23)	– [12]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[2,8]	11.55	.01		(.02)	(.01)	(.25)	–	(.25)	11.29	(.04)[4,9]	–	[10]	.02	[4,9]	.10	[4,9]

192	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Global Bond Fund

Class 1:
6/30/17[2,3]	$11.22	$.14	$ .43	$ .57	$ –	$(.07)	$(.07)	$11.72	5.09%[4]	$1,222		.57%[5]		2.38%[5]
12/31/16	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		2.26
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	–	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29

Class 1A:
6/30/17[2,3,7]	11.22	.13	.44	.57	–	(.07)	(.07)	11.72	5.09 [4,9]	–	[10]	.28	[4,9]	1.15	[4,9]

Class 2:
6/30/17[2,3]	11.14	.12	.43	.55	–	(.07)	(.07)	11.62	4.94 [4]	1,160		.82	[5]	2.12	[5]
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	–	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06

Class 4:
6/30/17[2,3]	11.08	.11	.43	.54	–	(.07)	(.07)	11.55	4.88 [4]	15		1.07	[5]	1.88	[5]
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	– [12]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	–	(.14)	(.14)	11.87	(2.41)	–	[10]	.79		2.25
12/31/12[2,8]	12.53	.01	(.04)	(.03)	(.19)	–	(.19)	12.31	(.28)[4,9]	–	[10]	.02	[4,9]	.11	[4,9]

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
High-Income Bond Fund

Class 1:
6/30/17[2,3]	$10.18	$.31		$.16	$ .47	$(.13)	$ –	$(.13)	$10.52	4.60%[4]		$ 741		.48%[5]		6.00%[5]
12/31/16	9.19	.61		1.02	1.63	(.64)	–	(.64)	10.18	17.83		949		.49		6.18
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	–	(.63)	9.19	(6.94)		1,017		.48		6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	–	(.67)	10.54	.80		1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	–	(.79)	11.13	6.89		856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	–	(.83)	11.16	13.90		894		.48		7.25

Class 1A:
6/30/17[2,3,7]	10.28	.29		.08	.37	(.13)	–	(.13)	10.52	3.59	[4]	–	[10]	.34	[4]	2.78	[4]

Class 2:
6/30/17[2,3]	10.04	.29		.16	.45	(.13)	–	(.13)	10.36	4.43	[4]	798		.73	[5]	5.75	[5]
12/31/16	9.06	.58		1.01	1.59	(.61)	–	(.61)	10.04	17.69		799		.74		5.92
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	–	(.60)	9.06	(7.30)		765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	–	(.64)	10.41	.63		929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	–	(.76)	10.99	6.60		1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	–	(.80)	11.03	13.70		1,135		.73		7.00

Class 3:
6/30/17[2,3]	10.22	.30		.16	.46	(.13)	–	(.13)	10.55	4.46	[4]	13		.66	[5]	5.82	[5]
12/31/16	9.22	.59		1.03	1.62	(.62)	–	(.62)	10.22	17.68		13		.67		5.99
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	–	(.60)	9.22	(7.13)		12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	–	(.65)	10.57	.59		16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	–	(.77)	11.16	6.77		19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	–	(.81)	11.18	13.67		21		.66		7.07

Class 4:
6/30/17[2,3]	10.79	.30		.16	.46	(.12)	–	(.12)	11.13	4.29	[4]	22		.98	[5]	5.48	[5]
12/31/16	9.73	.60		1.07	1.67	(.61)	–	(.61)	10.79	17.29		21		.99		5.55
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	–	(.51)	9.73	(7.42)		1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	–	(.11)	11.05	.35		–	[10]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	–	(.79)	11.12	6.81		–	[10]	.93		5.82
12/31/12[2,8]	11.80	.04		– [12]	.04	(.68)	–	(.68)	11.16	.34	[4,9]	–	[10]	.02	[4,9]	.35	[4,9]

Mortgage Fund

Class 1:
6/30/17[2,3]	$10.56	$ .08		$ .08	$ .16	$(.03)	$(.07)	$(.10)	$10.62	1.51%[4]		$273		.44%[5]		1.48%[5]
12/31/16	10.61	.15		.11	.26	(.20)	(.11)	(.31)	10.56	2.50		269		.46		1.39
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09		272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	–	(.10)	10.70	5.54		292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)		198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57		87		.45		.08

Class 1A:
6/30/17[2,3,7]	10.55	.07		.09	.16	(.03)	(.07)	(.10)	10.61	1.52	[4]	–	[10]	.32	[4]	.68	[4]

Class 2:
6/30/17[2,3]	10.54	.06		.09	.15	(.03)	(.07)	(.10)	10.59	1.37	[4]	62		.69	[5]	1.23	[5]
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25		63		.71		1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86		59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	–	(.08)	10.68	5.23		52		.70		.91
12/31/13	10.46	–	[12]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)		49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38		49		.70		(.16)

Class 4:
6/30/17[2,3]	10.48	.05		.08	.13	(.02)	(.07)	(.09)	10.52	1.25	[4]	10		.94	[5]	.98	[5]
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01		8		.96		.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62		11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	–	(.09)	10.65	4.98		1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[9]		–	[10]	.38	[9]	.23	[9]
12/31/12[2,8]	10.60	–	[12]	.01	.01	(.06)	(.08)	(.14)	10.47	.09	[4,9]	–	[10]	.02	[4,9]	.04	[4,9]

194	American Funds Insurance Series

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund

Class 1:
6/30/17[2,3]	$11.27	$ .03	$ –	[12]	$ .03	$11.30	.27%[4]	$ 32		.34%[5]		.50%[5]
12/31/16[13]	11.26	.01	–	[12]	.01	11.27	.09	37		.35		.11
12/31/15	11.28	(.03)	.01		(.02)	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	–		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	–	[12]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
Class 1A:
6/30/17[2,3,7]	11.27	.03	–	[12]	.03	11.30	.27 [4,9]	–	[10]	.16	[4,9]	.25 [4,9]
Class 2:
6/30/17[2,3]	10.99	.01	–	[12]	.01	11.00	.09 [4]	257		.59	[5]	.25 [5]
12/31/16[13]	11.01	(.02)	–	[12]	(.02)	10.99	(.18)	297		.60		(.14)
12/31/15	11.06	(.05)	–	[12]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	–		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	–	[12]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	–	[12]	(.05)	11.17	(.45)	459		.59		(.47)
Class 3:
6/30/17[2,3]	11.10	.02	–	[12]	.02	11.12	.18 [4]	4		.52	[5]	.33 [5]
12/31/16[13]	11.11	(.01)	–	[12]	(.01)	11.10	(.09)	4		.53		(.08)
12/31/15	11.16	(.05)	–	[12]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	–		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	–	[12]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
Class 4:
6/30/17[2,3]	11.12	– [12]	–		– [12]	11.12	(.00)[4]	17		.84	[5]	.02 [5]
12/31/16[13]	11.17	(.04)	(.01)		(.05)	11.12	(.45)	13		.85		(.40)
12/31/15	11.25	(.08)	–	[12]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	–	[12]	(.04)	11.30	(.35)[9]	–	[10]	.37	[9]	(.32)[9]
12/31/12[2,8]	11.34	– [12]	–	[12]	– [12]	11.34	.00 [4,9]	–	[10]	.02	[4,9]	(.01)[4,9]

See end of tables for footnotes.

American Funds Insurance Series	195

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/17[2,3]	$12.05	$.10	$ .13	$ .23	$(.04)	$ –	$(.04)	$12.24	1.87%[4]	$1,328		.35%[5]		1.62%[5]
12/31/16	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44	1,467		.36		1.31
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	–	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
Class 1A:
6/30/17[2,3,7]	12.05	.10	.13	.23	(.04)	–	(.04)	12.24	1.87 [4]	–	[10]	.24	[5]	.82	[5]
Class 2:
6/30/17[2,3]	11.93	.08	.13	.21	(.03)	–	(.03)	12.11	1.76 [4]	1,487		.60	[5]	1.37	[5]
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	–	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
Class 3:
6/30/17[2,3]	12.07	.09	.13	.22	(.03)	–	(.03)	12.26	1.83 [4]	11		.53	[5]	1.44	[5]
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	–	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
Class 4:
6/30/17[2,3]	11.96	.07	.12	.19	(.02)	–	(.02)	12.13	1.62 [4]	57		.85	[5]	1.12	[5]
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	–	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	–	[10]	.84		.68
12/31/12[2,8]	12.88	.01	(.01)	–	(.13)	–	(.13)	12.75	(.01)[4,9]	–	[10]	.02	[4,9]	.05	[4,9]

		Income from investment operations[1]				Dividends and distributions								Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[14]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value,end of period	Total return[14]		Net assets, end of period (in millions)						Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Growth Fund

Class P1:
6/30/17[2,3]	$10.71	$ –	[12]	$1.51	$1.51	$(.07)	$ (.20)	$ (.27)	$11.95	14.10%[4,9]		$ 1		.52%[5,9]		.36%[5,9]		70%[5,9]		.03%[5,9]
12/31/16	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89	[9]	1		.50	[9]	.34	[9]	.68	[9]	.79	[9]
12/31/15	11.37	.09		.03	.12	–	–	–	11.49	1.06	[9]	–	[10]	.53	[9]	.29	[9]	.63	[9]	.80	[9]
12/31/14	11.43	.31		(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[9]	–	[10]	.50	[9]	.32	[9]	.65	[9]	2.71	[9]
12/31/13[2,16]	10.00	.12		1.38	1.50	(.07)	–	(.07)	11.43	15.05	[4,9]	–	[10]	.88	[5,9]	.25	[5,9]	.58	[5,9]	1.64	[5,9]
Class P2:
6/30/17[2,3]	10.64	(.02)		1.50	1.48	(.04)	(.20)	(.24)	11.88	13.91	[4]	245		.79	[5]	.63	[5]	.97	[5]	(.27)[5]
12/31/16	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43
12/31/15	11.35	.04		.04	.08	–	–	–	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12		.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[2,16]	10.00	.12		1.37	1.49	(.06)	–	(.06)	11.43	14.94	[4,9]	28		1.05	[5,9]	.52	[5,9]	.85	[5,9]	1.69	[5,9]

196	American Funds Insurance Series

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[14]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[14]		Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]
Managed Risk International Fund
Class P1:
6/30/17[2,3]	$ 8.89	$.02		$1.48	$1.50	$(.10)	$(.12)	$(.22)	$10.17	16.87%[4,9]		$ –	[10]	.38%[5,9]		.22%[5,9]		.73%[5,9]		.34%[5,9]
12/31/16	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[9]		–	[10]	.39	[9]	.23	[9]	.74	[9]	1.15	[9]
12/31/15	10.10	.18		(.80)	(.62)	– [12]	–	– [12]	9.48	(6.12)[9]		–	[10]	.45	[9]	.21	[9]	.72	[9]	1.75	[9]
12/31/14	10.82	.14		(.71)	(.57)	(.15)	–	(.15)	10.10	(5.31)[9]		–	[10]	.50	[9]	.25	[9]	.76	[9]	1.33	[9]
12/31/13[2,16]	10.00	.13		.78	.91	(.09)	–	(.09)	10.82	9.08	[4,9]	–	[10]	1.05	[5,9]	.23	[5,9]	.73	[5,9]	1.92	[5,9]
Class P2:
6/30/17[2,3]	8.83	.01		1.46	1.47	(.08)	(.12)	(.20)	10.10	16.57	[4]	124		.79	[5]	.63	[5]	1.14	[5]	.12	[5]
12/31/16	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)		97		.79		.63		1.14		.97
12/31/15	10.09	.13		(.79)	(.66)	– [12]	–	– [12]	9.43	(6.52)		83		.90		.66		1.17		1.30
12/31/14	10.82	.16		(.77)	(.61)	(.12)	–	(.12)	10.09	(5.68)		46		.91		.67		1.18		1.51
12/31/13[2,16]	10.00	.18		.72	.90	(.08)	–	(.08)	10.82	8.99	[4,9]	17		1.19	[5,9]	.44	[5,9]	.94	[5,9]	2.66	[5,9]

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/17[2,3]	$11.67	$.02		$ .61	$ .63	$(.15)	$(.19)	$(.34)	$11.96	5.37%[4,9]		$ –	[10]	.42%[5,9]		.27%[5,9]		.66%[5,9]		.31%[5,9]
12/31/16	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77	[9]	–	[10]	.43	[9]	.27	[9]	.67	[9]	1.83	[9]
12/31/15	11.70	.19		(1.02)	(.83)	(.07)	–	(.07)	10.80	(7.07)[9]		–	[10]	.50	[9]	.27	[9]	.66	[9]	1.64	[9]
12/31/14	11.05	.40		.55	.95	(.30)	–	(.30)	11.70	8.58	[9]	–	[10]	.50	[9]	.31	[9]	.70	[9]	3.43	[9]
12/31/13[2,16]	10.00	.20		1.01	1.21	(.16)	–	(.16)	11.05	12.16	[4,9]	–	[10]	.84	[5,9]	.24	[5,9]	.64	[5,9]	2.80	[5,9]
Class P2:
6/30/17[2,3]	11.61	.01		.59	.60	(.15)	(.19)	(.34)	11.87	5.11	[4]	361		.79	[5]	.63	[5]	1.03	[5]	.13	[5]
12/31/16	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39		291		.79		.63		1.03		2.04
12/31/15	11.67	.18		(1.05)	(.87)	(.04)	–	(.04)	10.76	(7.43)		137		.89		.66		1.05		1.57
12/31/14	11.05	.50		.40	.90	(.28)	–	(.28)	11.67	8.10		98		.88		.69		1.08		4.27
12/31/13[2,16]	10.00	.28		.92	1.20	(.15)	–	(.15)	11.05	12.05	[4,9]	26		1.04	[5,9]	.54	[5,9]	.94	[5,9]	3.91	[5,9]

Managed Risk Growth-Income Fund

Class P1:
6/30/17[2,3]	$11.07	$.02		$ .99	$1.01	$(.13)	$(.50)	$(.63)	$11.45	9.11%[4,9]		$ 2		.53%[5,9]		.37%[5,9]		.65%[5,9]		.27%[5,9]
12/31/16	11.25	.16		.52	.68	(.16)	(.70)	(.86)	11.07	6.49	[9]	1		.52	[9]	.36	[9]	.64	[9]	1.46	[9]
12/31/15	11.67	.25		(.63)	(.38)	(.04)	–	(.04)	11.25	(3.27)[9]		1		.56	[9]	.31	[9]	.59	[9]	2.17	[9]
12/31/14	11.50	.35		.21	.56	(.14)	(.25)	(.39)	11.67	4.85	[9]	–	[10]	.45	[9]	.25	[9]	.52	[9]	2.94	[9]
12/31/13[2,16]	10.00	.14		1.47	1.61	(.11)	–	(.11)	11.50	16.15	[4,9]	–	[10]	.92	[5,9]	.23	5,[9]	.50	[5,9]	2.01	[5,9]
Class P2:
6/30/17[2,3]	11.02	–	[12]	1.00	1.00	(.12)	(.50)	(.62)	11.40	9.10	[4]	184		.79	[5]	.63	[5]	.91	[5]	(.04)[5]
12/31/16	11.22	.12		.52	.64	(.14)	(.70)	(.84)	11.02	6.08		160		.79		.63		.91		1.13
12/31/15	11.65	.12		(.54)	(.42)	(.01)	–	(.01)	11.22	(3.64)		122		.89		.66		.94		1.04
12/31/14	11.50	.16		.35	.51	(.11)	(.25)	(.36)	11.65	4.42		76		.87		.69		.96		1.38
12/31/13[2,16]	10.00	.20		1.40	1.60	(.10)	–	(.10)	11.50	16.04	[4,9]	24		1.09	[5,9]	.50	[5,9]	.77	[5,9]	2.73	[5,9]

See end of tables for footnotes.

American Funds Insurance Series	197

Financial highlights (continued)

		Income from investment operations[1]				Dividends and distributions								Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[14]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value,end of period	Total return[14]		Net assets, end of period (in millions)						Net effective expense ratio[14,15]		Ratio of net income (loss) to average net assets[14]

Managed Risk Asset Allocation Fund

Class P1:
6/30/17[2,3]	$12.02	$.02		$.88	$.90	$(.10)	$(.12)	$(.22)	$12.70	7.53%[4]		$1,466		.43%[5]		.38%[5]		.66%[5]		.30%[5]
12/31/16	11.72	.19		.67	.86	(.19)	(.37)	(.56)	12.02	7.57		1,217		.43		.38		.66		1.65
12/31/15	12.29	.25		(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)		712		.54		.40		.68		2.06
12/31/14	11.93	.13		.26	.39	(.03)	–	(.03)	12.29	3.24		277		.53		.48		.76		1.04
12/31/13	9.99	.27		1.81	2.08	(.14)	–	(.14)	11.93	20.82	[9]	112		.55	[9]	.47	[9]	.75	[9]	2.37	[9]
12/31/12[2,17]	10.00	.15		(.03)	.12	(.13)	–	(.13)	9.99	1.24	[4,9]	–	[10]	.15	[5,9]	.07	[5,9]	.37	[5,9]	1.72	[5,9]

Class P2:
6/30/17[2,3]	12.01	–	[12]	.89	.89	(.10)	(.12)	(.22)	12.68	7.43	[4]	2,620		.68	[5]	.63	[5]	.91	[5]	.03	[5]
12/31/16	11.71	.14		.69	.83	(.16)	(.37)	(.53)	12.01	7.27		2,342		.68		.63		.91		1.20
12/31/15	12.27	.14		(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)		1,953		.79		.66		.94		1.16
12/31/14	11.93	.16		.19	.35	(.01)	–	(.01)	12.27	2.91		1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28		1.77	2.05	(.11)	–	(.11)	11.93	20.58	[9]	795		.80	[9]	.73	[9]	1.01	[9]	2.43	[9]
12/31/12[2,17]	10.00	.17		(.05)	.12	(.13)	–	(.13)	9.99	1.21	[4,9]	–	[10]	.24	[5,9]	.11	[5,9]	.41	[5,9]	2.38	[5,9]

	Six months ended June 30, 2017[2,3,4]	Period ended December 31
Portfolio turnover rate for all share classes[18]		2016	2015	2014	2013		2012
Global Growth Fund	25%	27%	29%	22%	39%		22%
Global Small Capitalization Fund	18	40	36	28	36		40
Growth Fund	16	26	20	29	19		21
International Fund	16	31	37	18	21		29
New World Fund	41	32	39	36	43		32
Blue Chip Income and Growth Fund	20	30	26	37	30		36
Global Growth and Income Fund	23	57	37	28	31		30
Growth-Income Fund	15	27	25	25	19		25
International Growth and Income Fund	35	32	35	34	34		31
Capital Income Builder Fund	37	53	128	35 [4,11]
Asset Allocation Fund	39	83	76	88	74		61
Global Balanced Fund	23	65	76	73	81		80
Bond Fund	247	375	434	365	354		253
Global Bond Fund	60	154	159	200	213		160
High-Income Bond Fund	45	89	66	54	64		48
Mortgage Fund	428	713	1103	790	715		444
Ultra-Short Bond Fund	–[19]	– [13,19,20]	N/A	N/A	N/A		N/A
U.S. Government/AAA-Rated Securities Fund	388	539	901	387	621		447
Managed Risk Growth Fund	5	15	16	22	10	[2,4,16]
Managed Risk International Fund	4	26	15	22	6	[2,4,16]
Managed Risk Blue Chip Income and Growth Fund	5	9	20	22	3	[2,4,16]
Managed Risk Growth-Income Fund	3	14	11	28	2	[2,4,16]
Managed Risk Asset Allocation Fund	–[19]	3	3	3	3		–	[2,4,17,19]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[18]	Six months ended June 30, 2017[2,3,4]	Period ended December 31
		2016	2015	2014	2013		2012
Capital Income Builder	19%	41%	38%	24%[4,12]
Asset Allocation Fund	21	43	28	42	Not available
Global Balanced Fund	17	43	36	40
Bond Fund	102	108	141	121
Global Bond Fund	44	70	88	134
Mortgage Fund	60	113	138	108
U.S. Government/AAA-Rated Securities Fund	81	273	352	88

198	American Funds Insurance Series

[1]	Based on average shares outstanding.
[2]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Annualized.
[6]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Class 4 shares began investment operations on December 14, 2012.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[12]	Amount less than $.01.
[13]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[14]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[15]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented. See Expense Example for further information regarding fees and expenses.
[16]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[17]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[18]	Refer to Note 5 for further information on mortgage dollar rolls.
[19]	Amount is either less than 1% or there is no turnover.
[20]	As revised to correct the December 31, 2016, portfolio turnover rate. Rate previously presented was 300%.

See Notes to Financial Statements

American Funds Insurance Series	199

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses.

Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2017, through June 30, 2017).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

200	American Funds Insurance Series

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 – actual return	$1,000.00	$1,187.51	$2.98	.55%
Class 1 – assumed 5% return	1,000.00	1,022.07	2.76	.55

Class 1A – actual return[2]	1,000.00	1,164.85	4.05	.78
Class 1A – assumed 5% return[2]	1,000.00	1,020.93	3.91	.78

Class 2 – actual return	1,000.00	1,185.67	4.34	.80
Class 2 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Class 4 – actual return	1,000.00	1,184.45	5.69	1.05
Class 4 – assumed 5% return	1,000.00	1,019.59	5.26	1.05

Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,128.20	$3.85	.73%
Class 1 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 1A – actual return[2]	1,000.00	1,102.63	4.74	.94
Class 1A – assumed 5% return[2]	1,000.00	1,020.13	4.71	.94

Class 2 – actual return	1,000.00	1,127.06	5.17	.98
Class 2 – assumed 5% return	1,000.00	1,019.93	4.91	.98

Class 4 – actual return	1,000.00	1,125.66	6.48	1.23
Class 4 – assumed 5% return	1,000.00	1,018.70	6.16	1.23

Growth Fund
Class 1 – actual return	$1,000.00	$1,151.48	$1.87	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 1A – actual return[2]	1,000.00	1,124.75	2.95	.58
Class 1A – assumed 5% return[2]	1,000.00	1,021.92	2.91	.58

Class 2 – actual return	1,000.00	1,150.04	3.20	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 3 – actual return	1,000.00	1,150.49	2.83	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 4 – actual return	1,000.00	1,148.65	4.53	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 – actual return	$1,000.00	$1,187.06	$2.87	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 1A – actual return[2]	1,000.00	1,161.69	3.89	.75
Class 1A – assumed 5% return[2]	1,000.00	1,021.08	3.76	.75

Class 2 – actual return	1,000.00	1,185.45	4.23	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78

Class 3 – actual return	1,000.00	1,186.37	3.85	.71
Class 3 – assumed 5% return	1,000.00	1,021.27	3.56	.71

Class 4 – actual return	1,000.00	1,184.80	5.58	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03

New World Fund
Class 1 – actual return	$1,000.00	$1,145.94	$3.99	.75%
Class 1 – assumed 5% return	1,000.00	1,021.08	3.76	.75

Class 1A – actual return[2]	1,000.00	1,121.05	4.88	.96
Class 1A – assumed 5% return[2]	1,000.00	1,020.03	4.81	.96

Class 2 – actual return	1,000.00	1,144.77	5.32	1.00
Class 2 – assumed 5% return	1,000.00	1,019.84	5.01	1.00

Class 4 – actual return	1,000.00	1,143.21	6.64	1.25
Class 4 – assumed 5% return	1,000.00	1,018.60	6.26	1.25

See end of tables for footnotes.

American Funds Insurance Series	201

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1]	Annualized expense ratio

Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$1,058.20	$2.09	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41

Class 1A – actual return[2]	1,000.00	1,040.53	2.98	.61
Class 1A – assumed 5% return[2]	1,000.00	1,021.77	3.06	.61

Class 2 – actual return	1,000.00	1,057.61	3.37	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66

Class 4 – actual return	1,000.00	1,055.18	4.64	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91

Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,148.78	$3.30	.62%
Class 1 – assumed 5% return	1,000.00	1,021.72	3.11	.62

Class 1A – actual return[2]	1,000.00	1,132.25	3.12	.61
Class 1A – assumed 5% return[2]	1,000.00	1,021.77	3.06	.61

Class 2 – actual return	1,000.00	1,147.00	4.63	.87
Class 2 – assumed 5% return	1,000.00	1,020.48	4.36	.87

Class 4 – actual return	1,000.00	1,145.78	5.96	1.12
Class 4 – assumed 5% return	1,000.00	1,019.24	5.61	1.12

Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,098.97	$1.46	.28%
Class 1 – assumed 5% return	1,000.00	1,023.41	1.40	.28

Class 1A – actual return[2]	1,000.00	1,074.84	2.39	.48
Class 1A – assumed 5% return[2]	1,000.00	1,022.41	2.41	.48

Class 2 – actual return	1,000.00	1,097.65	2.76	.53
Class 2 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 3 – actual return	1,000.00	1,098.35	2.39	.46
Class 3 – assumed 5% return	1,000.00	1,022.51	2.31	.46

Class 4 – actual return	1,000.00	1,096.35	4.05	.78
Class 4 – assumed 5% return	1,000.00	1,020.93	3.91	.78

International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,155.39	$3.53	.66%
Class 1 – assumed 5% return	1,000.00	1,021.52	3.31	.66

Class 1A – actual return[2]	1,000.00	1,138.89	3.54	.69
Class 1A – assumed 5% return[2]	1,000.00	1,021.37	3.46	.69

Class 2 – actual return	1,000.00	1,154.82	4.86	.91
Class 2 – assumed 5% return	1,000.00	1,020.28	4.56	.91

Class 4 – actual return	1,000.00	1,152.92	6.19	1.16
Class 4 – assumed 5% return	1,000.00	1,019.04	5.81	1.16

Capital Income Builder
Class 1 – actual return	$1,000.00	$1,082.74	$2.74	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 1A – actual return[2]	1,000.00	1,068.83	3.42	.69
Class 1A – assumed 5% return[2]	1,000.00	1,021.37	3.46	.69

Class 2 – actual return	1,000.00	1,081.55	4.03	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78

Class 4 – actual return	1,000.00	1,079.18	5.31	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03

202	American Funds Insurance Series

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,082.81	$1.50	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29

Class 1A – actual return[2]	1,000.00	1,068.08	2.63	.53
Class 1A – assumed 5% return[2]	1,000.00	1,022.17	2.66	.53

Class 2 – actual return	1,000.00	1,081.69	2.79	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54

Class 3 – actual return	1,000.00	1,081.96	2.43	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47

Class 4 – actual return	1,000.00	1,080.20	4.07	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79

Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,111.92	$3.61	.69%
Class 1 – assumed 5% return	1,000.00	1,021.37	3.46	.69

Class 1A – actual return[2]	1,000.00	1,101.96	3.48	.69
Class 1A – assumed 5% return[2]	1,000.00	1,021.37	3.46	.69

Class 2 – actual return	1,000.00	1,111.21	4.92	.94
Class 2 – assumed 5% return	1,000.00	1,020.13	4.71	.94

Class 4 – actual return	1,000.00	1,110.00	6.23	1.19
Class 4 – assumed 5% return	1,000.00	1,018.89	5.96	1.19

Bond Fund
Class 1 – actual return	$1,000.00	$1,026.20	$1.91	.38%
Class 1 – assumed 5% return	1,000.00	1,022.91	1.91	.38

Class 1A – actual return[2]	1,000.00	1,023.36	2.91	.60
Class 1A – assumed 5% return[2]	1,000.00	1,021.82	3.01	.60

Class 2 – actual return	1,000.00	1,025.11	3.16	.63
Class 2 – assumed 5% return	1,000.00	1,021.67	3.16	.63

Class 4 – actual return	1,000.00	1,022.88	4.41	.88
Class 4 – assumed 5% return	1,000.00	1,020.43	4.41	.88

Global Bond Fund
Class 1 – actual return	$1,000.00	$1,050.89	$2.90	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57

Class 1A – actual return[2]	1,000.00	1,050.87	2.85	.58
Class 1A – assumed 5% return[2]	1,000.00	1,021.92	2.91	.58

Class 2 – actual return	1,000.00	1,049.45	4.17	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82

Class 4 – actual return	1,000.00	1,048.81	5.44	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

See end of tables for footnotes.

American Funds Insurance Series	203

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1]	Annualized expense ratio

High-Income Bond Fund
Class 1 – actual return	$1,000.00	$1,046.04	$2.44	.48%
Class 1 – assumed 5% return	1,000.00	1,022.41	2.41	.48

Class 1A – actual return[2]	1,000.00	1,035.87	3.42	.70
Class 1A – assumed 5% return[2]	1,000.00	1,021.32	3.51	.70
Class 2 – actual return	1,000.00	1,044.30	3.70	.73
Class 2 – assumed 5% return	1,000.00	1,021.17	3.66	.73

Class 3 – actual return	1,000.00	1,044.58	3.35	.66
Class 3 – assumed 5% return	1,000.00	1,021.52	3.31	.66

Class 4 – actual return	1,000.00	1,042.87	4.96	.98
Class 4 – assumed 5% return	1,000.00	1,019.93	4.91	.98

Mortgage Fund
Class 1 – actual return	$1,000.00	$1,015.13	$2.20	.44%
Class 1 – assumed 5% return	1,000.00	1,022.61	2.21	.44

Class 1A – actual return[2]	1,000.00	1,015.16	3.24	.67
Class 1A – assumed 5% return[2]	1,000.00	1,021.47	3.36	.67

Class 2 – actual return	1,000.00	1,013.74	3.45	.69
Class 2 – assumed 5% return	1,000.00	1,021.37	3.46	.69

Class 4 – actual return	1,000.00	1,012.49	4.69	.94
Class 4 – assumed 5% return	1,000.00	1,020.13	4.71	.94

Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,002.66	$1.69	.34%
Class 1 – assumed 5% return	1,000.00	1,023.11	1.71	.34

Class 1A – actual return[2]	1,000.00	1,002.66	1.58	.33
Class 1A – assumed 5% return[2]	1,000.00	1,023.16	1.66	.33

Class 2 – actual return	1,000.00	1,000.91	2.93	.59
Class 2 – assumed 5% return	1,000.00	1,021.87	2.96	.59

Class 3 – actual return	1,000.00	1,001.80	2.58	.52
Class 3 – assumed 5% return	1,000.00	1,022.22	2.61	.52

Class 4 – actual return	1,000.00	1,000.00	4.17	.84
Class 4 – assumed 5% return	1,000.00	1,020.63	4.21	.84

U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,018.67	$1.75	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35

Class 1A – actual return[2]	1,000.00	1,018.67	2.47	.51
Class 1A – assumed 5% return[2]	1,000.00	1,022.27	2.56	.51

Class 2 – actual return	1,000.00	1,017.59	3.00	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60

Class 3 – actual return	1,000.00	1,018.30	2.65	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53

Class 4 – actual return	1,000.00	1,016.22	4.25	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85

204	American Funds Insurance Series

	Beginning account value 1/1/2017	Ending account value 6/30/2017	Expenses paid during period[1,3]	Annualized expense ratio[3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]

Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,141.01	$1.91	.36%	$3.72	.70%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.51	.70

Class P2 – actual return	1,000.00	1,139.10	3.34	.63	5.14	.97
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.86	.97

Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,168.73	$1.18	.22%	$3.93	.73%
Class P1 – assumed 5% return	1,000.00	1,023.70	1.10	.22	3.66	.73

Class P2 – actual return	1,000.00	1,165.74	3.38	.63	6.12	1.14
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.71	1.14

Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$1,053.66	$1.32	.26%	$3.36	.66%
Class P1 – assumed 5% return	1,000.00	1,023.51	1.30	.26	3.31	.66

Class P2 – actual return	1,000.00	1,051.08	3.20	.63	5.24	1.03
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	5.16	1.03

Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,091.07	$1.92	.37%	$3.37	.65%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.26	.65

Class P2 – actual return	1,000.00	1,091.03	3.27	.63	4.72	.91
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.56	.91

Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,075.26	$1.96	.38%	$3.40	.66%
Class P1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.31	.66

Class P2 – actual return	1,000.00	1,074.33	3.24	.63	4.68	.91
Class P2 – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.56	.91

[1]The	“expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]The	period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on January 6, 2017. The “assumed 5% return” line is based on 181 days.
[3]The	“expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[4]The	“effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[5]The	“effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series	205

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206	American Funds Insurance Series

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American Funds Insurance Series	207

Offices of the series and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

208	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities – is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2017, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2017, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach – in combination with The Capital SystemSM – has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital System	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	AFIS equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods. AFIS fixed income funds have beaten comparable Lipper indexes in 52% of 10-year periods and 81% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2017.

[2]	Based on Class 2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund.

[3]	Based on management fees for the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGESRX-998-0817P

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 7, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 7, 2017